UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

YieldMax™ AAPL Option Income Strategy ETF Tailored Shareholder Report

semi-annual shareholder report April 30, 2026 YieldMax™ AAPL Option Income Strategy ETF Ticker: APLY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ AAPL Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/APLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AAPL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AAPL Option Income Strategy ETF	$58	1.16%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$109,328
Number of Holdings	11
Total Advisory Fee Paid	$616,167
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	98.0
Apple, Inc., Expiration: 06/18/2026; Exercise Price: $275.01	-4.4
Apple, Inc., Expiration: 06/18/2026; Exercise Price: $275.00	3.5
First American Government Obligations Fund - Class X, 3.58%	2.1
Apple, Inc., Expiration: 05/01/2026; Exercise Price: $275.00	-0.9
Apple, Inc., Expiration: 05/01/2026; Exercise Price: $282.50	0.6
Apple, Inc., Expiration: 05/01/2026; Exercise Price: $277.50	-0.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/APLY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ ABNB Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ ABNB Option Income Strategy ETF Ticker: ABNY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ ABNB Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ABNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ ABNB Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ ABNB Option Income Strategy ETF	$65	1.24%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$21,925
Number of Holdings	12
Total Advisory Fee Paid	$122,555
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	84.3
Airbnb, Inc., Expiration: 06/18/2026; Exercise Price: $130.01	10.9
First American Government Obligations Fund - Class X, 3.58%	4.9
Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $145.00	-0.2
Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $144.00	-0.1
Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $149.00	0.0*
Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $148.00	0.0*
*	Less than 0.05% of net assets.

How has the Fund changed?

After the close of trading on NYSE Arca, Inc on December 1, 2025, the Fund effected a 1:5 reverse split of its issued and outstanding shares.

Effective June 18, 2026, the Fund will be closed and liquidated.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/ABNY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ AI Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ AI Option Income Strategy ETF Ticker: AIYY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ AI Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AIYY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AI Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI Option Income Strategy ETF	$39	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$25,140
Number of Holdings	10
Total Advisory Fee Paid	$227,624
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	94.1
First American Government Obligations Fund - Class X, 3.58%	7.5
C3.ai, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $9.01	-2.0
C3.ai, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $9.00	-0.8
C3.ai, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $9.50	0.2
C3.ai, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $9.00	-0.1
C3.ai, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $9.50	0.0*
*	Less than 0.05% of net assets.

How has the Fund changed?

After the close of trading on NYSE Arca, Inc on December 1, 2025, the Fund effected a 1:10 reverse split of its issued and outstanding shares.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/AIYY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax AMD Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax AMD Option Income Strategy ETF Ticker: AMDY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax AMD Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax AMD Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMD Option Income Strategy ETF	$58	1.03%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$234,882
Number of Holdings	16
Total Advisory Fee Paid	$842,783
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	54.7
Advanced Micro Devices, Inc., Expiration: 05/15/2026; Exercise Price: $350.00	6.9
Advanced Micro Devices, Inc., Expiration: 05/15/2026; Exercise Price: $350.01	-6.7
First American Government Obligations Fund - Class X, 3.58%	4.2
Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $355.00	-0.7
Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $357.50	-0.3
Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $350.00	-0.3
Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $370.00	0.1
Advanced Micro Devices, Inc., Expiration: 05/08/2026; Exercise Price: $360.00	-0.1
Advanced Micro Devices, Inc., Expiration: 05/08/2026; Exercise Price: $372.50	0.1

How has the Fund changed?

After the close of trading on NYSE Arca, Inc on December 5, 2025, the Fund effected a 1:5 reverse split of its issued and outstanding shares.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/AMDY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ AMZN Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ AMZN Option Income Strategy ETF Ticker: AMZY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ AMZN Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMZN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMZN Option Income Strategy ETF	$55	1.09%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$252,370
Number of Holdings	14
Total Advisory Fee Paid	$1,252,808
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	77.5
Amazon.com, Inc., Expiration: 05/15/2026; Exercise Price: $210.00	21.0
First American Government Obligations Fund - Class X, 3.58%	3.4
Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $262.50	-0.8
Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $267.50	-0.2
Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $260.00	-0.1
Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $272.50	0.1
Amazon.com, Inc., Expiration: 05/15/2026; Exercise Price: $210.01	(0.0)^

^	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/AMZY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ BABA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ BABA Option Income Strategy ETF Ticker: BABO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ BABA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/BABO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ BABA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ BABA Option Income Strategy ETF	$51	1.13%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$17,907
Number of Holdings	14
Total Advisory Fee Paid	$184,299
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	101.7
Alibaba Group Holding Ltd., Expiration: 05/15/2026; Exercise Price: $145.01	-11.1
First American Government Obligations Fund - Class X, 3.58%	7.1
Alibaba Group Holding Ltd., Expiration: 05/15/2026; Exercise Price: $145.00	1.3
Alibaba Group Holding Ltd., Expiration: 05/08/2026; Exercise Price: $132.00	-0.5
Alibaba Group Holding Ltd., Expiration: 05/08/2026; Exercise Price: $136.00	0.3
Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $133.00	-0.1
Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $134.00	-0.1
Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $135.00	(0.0)^
Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $137.00	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

How has the Fund changed?

After the close of trading on NYSE Arca, Inc on December 1, 2025, the Fund effected a 1:5 reverse split of its issued and outstanding shares.

Effective June 18, 2026, the Fund will be closed and liquidated.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/BABO.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ BRK.B Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ BRK.B Option Income Strategy ETF Ticker: BRKC (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ BRK.B Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/BRKC. You can also request this information by contacting us at or by writing to the YieldMax™ BRK.B Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ BRK.B Option Income Strategy ETF	$49	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$7,159
Number of Holdings	8
Total Advisory Fee Paid	$116,571
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	92.2
First American Government Obligations Fund - Class X, 3.58%	4.7
Berkshire Hathaway, Inc. - Class B, Expiration: 05/15/2026; Exercise Price: $490.01	-3.70
Berkshire Hathaway, Inc. - Class B, Expiration: 05/15/2026; Exercise Price: $490.00	0.60
Berkshire Hathaway, Inc. - Class B, Expiration: 05/01/2026; Exercise Price: $472.50	-0.50
Berkshire Hathaway, Inc. - Class B, Expiration: 05/01/2026; Exercise Price: $470.00	-0.20
Berkshire Hathaway, Inc. - Class B, Expiration: 05/01/2026; Exercise Price: $477.50	0.20

How has the Fund changed?

Effective January 2, 2026, a supplement was filed to the Summary Prospectus dated June 4, 2025 and the Prospectus dated February 28, 2025. The supplement adds disclosure to the “Principal Investment Risks” section of the Summary Prospectus and Prospectus, as well as the “Principal Risks of Investing in the Funds” section of the Prospectus, regarding Berkshire Hathaway management changes following Warren E. Buffett’s resignation as CEO and Greg Abel’s succession to the role.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/BRKC.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Bitcoin Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ Bitcoin Option Income Strategy ETF Ticker: YBIT (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Bitcoin Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YBIT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Bitcoin Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Bitcoin Option Income Strategy ETF	$43	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$43,523
Number of Holdings	10
Total Advisory Fee Paid	$331,595
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	75.9
iShares Bitcoin Trust ETF, Expiration: 05/15/2026; Exercise Price: $40.00	8.6
First American Government Obligations Fund - Class X, 3.58%	5.5
iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $43.50	-1.4
iShares Bitcoin Trust ETF, Expiration: 05/15/2026; Exercise Price: $40.01	-0.9
iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $44.50	0.8
iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $44.00	-0.4
iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $45.50	0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/YBIT.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ COIN Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ COIN Option Income Strategy ETF Ticker: CONY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CONY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ COIN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ COIN Option Income Strategy ETF	$43	1.09%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$398,238
Number of Holdings	22
Total Advisory Fee Paid	$3,009,802
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	91.9
Coinbase Global, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $170.00	8.1
First American Government Obligations Fund - Class X, 3.58%	4.9
Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.01	-3.3
Coinbase Global, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $170.01	-3.0
Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.00	2.9
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $185.00	-1.6
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $195.00	0.4
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $187.50	-1.1
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $197.50	0.7

How has the Fund changed?

After the close of trading on NYSE Arca, Inc on December 1, 2025, the Fund effected a 1:10 reverse split of its issued and outstanding shares.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/CONY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ CVNA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ CVNA Option Income Strategy ETF Ticker: CVNY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ CVNA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CVNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ CVNA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ CVNA Option Income Strategy ETF	$69	1.10%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$23,762
Number of Holdings	19
Total Advisory Fee Paid	$204,995
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	76.4
Carvana Co., Expiration: 05/15/2026; Exercise Price: $330.01	16.9
First American Government Obligations Fund - Class X, 3.58%	3.7
Carvana Co., Expiration: 05/08/2026; Exercise Price: $385.00	-1.1
Carvana Co., Expiration: 05/08/2026; Exercise Price: $390.00	-0.9
Carvana Co., Expiration: 05/08/2026; Exercise Price: $397.50	-0.8
Carvana Co., Expiration: 05/08/2026; Exercise Price: $400.00	0.7
Carvana Co., Expiration: 05/08/2026; Exercise Price: $405.00	0.6
Carvana Co., Expiration: 05/08/2026; Exercise Price: $412.50	0.4
Carvana Co., Expiration: 05/01/2026; Exercise Price: $410.00	-0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/CVNY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ DIS Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ DIS Option Income Strategy ETF Ticker: DISO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ DIS Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DISO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ DIS Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ DIS Option Income Strategy ETF	$62	1.28%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$5,037
Number of Holdings	8
Total Advisory Fee Paid	$95,557
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	101.7
The Walt Disney Co., Expiration: 05/15/2026; Exercise Price: $110.01	-7.5
First American Government Obligations Fund - Class X, 3.58%	2.4
The Walt Disney Co., Expiration: 05/15/2026; Exercise Price: $110.00	1.5
The Walt Disney Co., Expiration: 05/01/2026; Exercise Price: $104.00	-0.5
The Walt Disney Co., Expiration: 05/01/2026; Exercise Price: $106.00	0.1

How has the Fund changed?

Effective June 18, 2026, the Fund will be closed and liquidated.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/DISO.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ DKNG Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ DKNG Option Income Strategy ETF Ticker: DRAY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ DKNG Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DRAY. You can also request this information by contacting us at or by writing to the YieldMax™ DKNG Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ DKNG Option Income Strategy ETF	$99	1.06%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$2,615
Number of Holdings	9
Total Advisory Fee Paid	$79,607
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	49.6
First American Government Obligations Fund - Class X, 3.58%	17.2
DraftKings, Inc., Expiration: 05/15/2026; Exercise Price: $25.01	-10.7
DraftKings, Inc., Expiration: 05/15/2026; Exercise Price: $25.00	3.5
DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $23.00	-1.3
DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $23.50	-0.3
DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $24.50	0.1
DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $25.00	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/DRAY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Gold Miners Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ Gold Miners Option Income Strategy ETF Ticker: GDXY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Gold Miners Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GDXY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Gold Miners Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Gold Miners Option Income Strategy ETF	$52	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$282,211
Number of Holdings	16
Total Advisory Fee Paid	$1,282,581
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	96.7
First American Government Obligations Fund - Class X, 3.58%	4.6
VanEck Gold Miners ETF, Expiration: 05/15/2026; Exercise Price: $90.01	-4.4
VanEck Gold Miners ETF, Expiration: 05/15/2026; Exercise Price: $90.00	2.6
VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $90.00	-1.0
VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $93.00	0.3
VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $89.50	-0.3
VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $94.00	0.1
VanEck Gold Miners ETF, Expiration: 05/01/2026; Exercise Price: $90.00	(0.0)^
VanEck Gold Miners ETF, Expiration: 05/01/2026; Exercise Price: $91.00	(0.0)^

^	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/GDXY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ GOOGL Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ GOOGL Option Income Strategy ETF Ticker: GOOY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ GOOGL Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GOOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ GOOGL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ GOOGL Option Income Strategy ETF	$63	1.09%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$266,725
Number of Holdings	13
Total Advisory Fee Paid	$1,093,747
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

*	Less than -0.05% of net assets

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	80.4
Alphabet, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $310.00	19.7
First American Government Obligations Fund - Class X, 3.58%	4.1
Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $375.00	-2.4
Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $382.50	1.6
Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $380.00	-0.4
Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $395.00	0.3
Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $387.50	-0.2
Alphabet, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $310.01	(0.0)*
*	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/GOOY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ HOOD Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ HOOD Option Income Strategy ETF Ticker: HOOY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ HOOD Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/HOOY. You can also request this information by contacting us at or by writing to the YieldMax™ HOOD Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ HOOD Option Income Strategy ETF	$39	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$105,658
Number of Holdings	16
Total Advisory Fee Paid	$716,110
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	92.0
Robinhood Markets, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $70.00	11.00
First American Government Obligations Fund - Class X, 3.58%	7.3
Robinhood Markets, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $70.01	-6.30
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $76.00	-0.70
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $75.00	-0.70
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $74.00	-0.40
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $81.00	0.20
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $80.00	0.20
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $79.00	0.10

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/HOOY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Innovation Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ Innovation Option Income Strategy ETF Ticker: OARK (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Innovation Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/OARK. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Innovation Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Innovation Option Income Strategy ETF	$51	1.07%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$52,259
Number of Holdings	15
Total Advisory Fee Paid	$294,839
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	88.5
ARK Innovation ETF, Expiration: 06/18/2026; Exercise Price: $70.00	10.6
First American Government Obligations Fund - Class X, 3.58%	3.1
ARK Innovation ETF, Expiration: 06/18/2026; Exercise Price: $70.01	-2.9
ARK Innovation ETF, Expiration: 05/08/2026; Exercise Price: $75.00	-0.9
ARK Innovation ETF, Expiration: 05/08/2026; Exercise Price: $78.00	0.3
ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $77.50	-0.1
ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $78.00	(0.0)^
ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $81.00	0.0*
ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $80.00	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/OARK.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ JP Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ JP Option Income Strategy ETF Ticker: JPO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ JP Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/JPO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ JP Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ JPM Option Income Strategy ETF	$65	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$40,540
Number of Holdings	18
Total Advisory Fee Paid	$244,906
Portfolio Turnover	70%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	87.2
JPMorgan Chase & Co., Expiration: 05/15/2026; Exercise Price: $290.00	6.40
First American Government Obligations Fund - Class X, 3.58%	2.4
JPMorgan Chase & Co., Expiration: 05/15/2026; Exercise Price: $290.01	1.30
JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $315.00	-0.30
JPMorgan Chase & Co., Expiration: 05/01/2026; Exercise Price: $312.50	-0.20
JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $320.00	0.20
JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $317.50	-0.10
JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $322.50	0.0*
JPMorgan Chase & Co., Expiration: 05/01/2026; Exercise Price: $315.00	(0.0)^
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

How has the Fund changed?

Effective March 2, 2026, the name of the fund and ticker symbol changed to YieldMax™ JP Option Income Strategy ETF and ticker to JPO.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/JPO.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Magnificent 7 Fund of Option Income ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ Magnificent 7 Fund of Option Income ETF Ticker: YMAG (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Magnificent 7 Fund of Option Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAG. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Magnificent 7 Fund of Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Magnificent 7 Fund of Option Income ETFs	$14	0.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$315,905
Number of Holdings	8
Total Advisory Fee Paid	$532,993
Portfolio Turnover	13%

Security Type - Investments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
YieldMax GOOGL Option Income Strategy ETF	15.6
YieldMax AMZN Option Income Strategy ETF	14.3
YieldMax AAPL Option Income Strategy ETF	14.1
YieldMax TSLA Option Income Strategy ETF	13.8
YieldMax MSFT Option Income Strategy ETF	13.8
YieldMax NVDA Option Income Strategy ETF	13.7
YieldMax META Option Income Strategy ETF	12.8
First American Government Obligations Fund - Class X, 3.58%	0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/YMAG.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ MARA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ MARA Option Income Strategy ETF Ticker: MARO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ MARA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MARO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MARA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MARA Option Income Strategy ETF	$54	1.33%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$66,030
Number of Holdings	15
Total Advisory Fee Paid	$252,851
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	81.6
First American Government Obligations Fund - Class X, 3.58%	5.5
MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $11.00	-3.2
MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $12.00	2.2
MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $11.50	-2.1
MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $12.50	0.7
MARA Holdings, Inc., Expiration: 05/15/2026; Exercise Price: $12.01	0.2
MARA Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $12.50	-0.2
MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $13.00	-0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/MARO.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ META Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ META Option Income Strategy ETF Ticker: FBY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ META Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FBY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ META Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ META Option Income Strategy ETF	$54	1.14%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$103,058
Number of Holdings	17
Total Advisory Fee Paid	$619,906
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	86.5
Meta Platforms, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $570.00	7.8
First American Government Obligations Fund - Class X, 3.58%	-3.4
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $615.00	-0.7
Meta Platforms, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $570.01	-0.4
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $620.00	-0.4
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $632.50	0.4
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $630.00	-0.3
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $637.50	0.2
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $617.50	-0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/FBY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ MRNA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ MRNA Option Income Strategy ETF Ticker: MRNY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ MRNA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MRNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MRNA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MRNA Option Income Strategy ETF	$75	1.24%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$87,328
Number of Holdings	15
Total Advisory Fee Paid	$474,042
Portfolio Turnover	340%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	98.2
Moderna, Inc., Expiration: 05/15/2026; Exercise Price: $50.01	-11.9
First American Government Obligations Fund - Class X, 3.58%	6.3
Moderna, Inc., Expiration: 05/15/2026; Exercise Price: $50.00	3.2
Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $52.00	-0.3
Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $55.00	0.1
Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $53.00	-0.1
Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $54.00	-0.1
Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $56.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/MRNY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ MSFT Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ MSFT Option Income Strategy ETF Ticker: MSFO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ MSFT Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSFO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSFT Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSFT Option Income Strategy ETF	$47	1.03%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$97,799
Number of Holdings	14
Total Advisory Fee Paid	$548,169
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	96.4
Microsoft Corp., Expiration: 05/15/2026; Exercise Price: $400.00	3.5
First American Government Obligations Fund - Class X, 3.58%	2.5
Microsoft Corp., Expiration: 05/15/2026; Exercise Price: $400.01	-1.5
Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $405.00	-0.7
Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $407.50	-0.7
Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $412.50	0.5
Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $415.00	0.4
Microsoft Corp., Expiration: 05/01/2026; Exercise Price: $425.00	(0.0)^
Microsoft Corp., Expiration: 05/01/2026; Exercise Price: $440.00	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/MSFO.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ MSTR Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ MSTR Option Income Strategy ETF Ticker: MSTY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ MSTR Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSTR Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Option Income Strategy ETF	$47	1.12%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$1,244,459
Number of Holdings	26
Total Advisory Fee Paid	$7,155,704
Portfolio Turnover	137%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	50.7
Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $130.00	7.9
Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $125.00	7.3
Strategy, Inc., Expiration: 05/15/2026; Exercise Price: $140.00	6.7
First American Government Obligations Fund - Class X, 3.58%	2.1
Strategy, Inc., Expiration: 05/08/2026; Exercise Price: $167.50	-0.9
Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $130.01	-0.8
Strategy, Inc., Expiration: 05/08/2026; Exercise Price: $170.00	-0.6
Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $125.01	-0.5
Strategy, Inc., Expiration: 05/08/2026; Exercise Price: $177.50	0.4

How has the Fund changed?

After the close of trading on NYSE Arca, Inc on December 5, 2025, the Fund effected a 1:5 reverse split of its issued and outstanding shares.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/MSTY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ NFLX Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ NFLX Option Income Strategy ETF Ticker: NFLY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ NFLX Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NFLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NFLX Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NFLX Option Income Strategy ETF	$55	1.18%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$74,058
Number of Holdings	16
Total Advisory Fee Paid	$431,519
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	99.7
First American Government Obligations Fund - Class X, 3.58%	7.9
Netflix, Inc., Expiration: 05/15/2026; Exercise Price: $95.01	-3.1
Netflix, Inc., Expiration: 05/15/2026; Exercise Price: $95.00	1.8
Netflix, Inc., Expiration: 05/08/2026; Exercise Price: $94.00	-0.3
Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $93.00	-0.2
Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $94.00	-0.1
Netflix, Inc., Expiration: 05/08/2026; Exercise Price: $97.00	0.1
Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $91.00	-0.1
Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $95.00	-0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/NFLY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax NVDA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax NVDA Option Income Strategy ETF Ticker: NVDY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NVDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax NVDA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NVDA Option Income Strategy ETF	$56	1.11%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$1,387,743
Number of Holdings	17
Total Advisory Fee Paid	$7,412,514
Portfolio Turnover	275%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	95.4
First American Government Obligations Fund - Class X, 3.58%	2.7
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $200.01	-2.0
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $200.00	1.9
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $195.00	1.7
NVIDIA Corp., Expiration: 05/08/2026; Exercise Price: $205.00	-0.8
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $195.01	-0.8
NVIDIA Corp., Expiration: 05/08/2026; Exercise Price: $212.50	0.2
NVIDIA Corp., Expiration: 05/08/2026; Exercise Price: $210.00	0.1
NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $205.00	(0.0)*
*	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/NVDY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ PLTR Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ PLTR Option Income Strategy ETF Ticker: PLTY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ PLTR Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PLTR Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PLTR Option Income Strategy ETF	$49	1.14%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$348,649
Number of Holdings	18
Total Advisory Fee Paid	$2,372,361
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top 10 Holdings	(% of Total Net Assets)
U.S. Treasury Bills	101.7
Palantir Technologies, Inc., Expiration: 6/18/2026; Exercise Price: $150.01	-5.8
Palantir Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $150.01	-5.6
First American Government Obligations Fund - Class X, 3.58%	5.6
Palantir Technologies, Inc., Expiration: 6/18/2026; Exercise Price: $150.00	4.5
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $142.00	2.4
Palantir Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $150.00	-2.2
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $149.00	1.5
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $145.00	1.1
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $152.50	-0.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/PLTY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ PYPL Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ PYPL Option Income Strategy ETF Ticker: PYPY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ PYPL Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PYPY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PYPL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PYPL Option Income Strategy ETF	$61	1.39%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$29,881
Number of Holdings	10
Total Advisory Fee Paid	$156,379
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	97.1
PayPal Holdings, Inc., Expiration: 05/15/2026; Exercise Price: $50.00	5.1
PayPal Holdings, Inc., Expiration: 05/15/2026; Exercise Price: $50.01	-4.5
First American Government Obligations Fund - Class X, 3.58%	3.3
PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $50.00	-0.4
PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $51.00	-0.1
PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $53.00	0.0*
PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $52.00	0.0*
*	Less than 0.05% of net assets.

How has the Fund changed?

After the close of trading on NYSE Arca, Inc on December 5, 2025, the Fund effected a 1:5 reverse split of its issued and outstanding shares.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/PYPY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ RBLX Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ RBLX Option Income Strategy ETF Ticker: RBLY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ RBLX Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/RBLY. You can also request this information by contacting us at or by writing to the YieldMax™ RBLX Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ RBLX Option Income Strategy ETF	$62	1.64%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$1,652
Number of Holdings	12
Total Advisory Fee Paid	$74,664
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	72.9
First American Government Obligations Fund - Class X, 3.58%	32.2
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $55.00	-2.9
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $63.00	-0.9
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $61.00	0.8
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $62.00	-0.8
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $60.00	0.7
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $68.00	0.5
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $67.00	0.4
Roblox Corp., Expiration: 05/08/2026; Exercise Price: $56.01	0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/RBLY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Short COIN Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ Short COIN Option Income Strategy ETF Ticker: FIAT (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Short COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FIAT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short COIN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short COIN Option Income Strategy ETF	$60	1.01%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$38,833
Number of Holdings	24
Total Advisory Fee Paid	$209,227
Portfolio Turnover	1,398%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	85.4
First American Government Obligations Fund - Class X, 3.58%	13.7
Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.00	6.9
Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.02	-5.9
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $182.50	-1.1
Coinbase Global, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $192.50	-1.1
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $175.00	0.7
Coinbase Global, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $195.00	-0.4
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $177.50	-0.3
Coinbase Global, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $182.50	0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/FIAT.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Short N100 Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ Short N100 Option Income Strategy ETF Ticker: YQQQ (Listed on The Nasdaq Stock Market LLC)

This semi-annual shareholder report contains important information about the YieldMax™ Short N100 Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YQQQ. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short N100 Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short N100 Option Income Strategy ETF	$50	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$14,024
Number of Holdings	16
Total Advisory Fee Paid	$74,297
Portfolio Turnover	231%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

*	Less than 0.05% of net assets

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	86.9
First American Government Obligations Fund - Class X, 3.58%	13.0
Invesco QQQ Trust Series 1, Expiration: 06/18/2026; Exercise Price: $600.02	-11.3
Invesco QQQ Trust Series 1, Expiration: 06/18/2026; Exercise Price: $600.00	0.6
Invesco QQQ Trust Series 1, Expiration: 05/08/2026; Exercise Price: $655.00	-0.1
Invesco QQQ Trust Series 1, Expiration: 05/08/2026; Exercise Price: $648.00	(0.0)^
Invesco QQQ Trust Series 1, Expiration: 05/08/2026; Exercise Price: $645.00	(0.0)^
Invesco QQQ Trust Series 1, Expiration: 06/18/2026; Exercise Price: $900.00	0.0*
Invesco QQQ Trust Series 1, Expiration: 05/01/2026; Exercise Price: $643.00	(0.0)^
Invesco QQQ Trust Series 1, Expiration: 05/01/2026; Exercise Price: $648.00	(0.0)^
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/YQQQ.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Short NVDA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ Short NVDA Option Income Strategy ETF Ticker: DIPS (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Short NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DIPS. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short NVDA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short NVDA Option Income Strategy ETF	$54	1.05%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$9,824
Number of Holdings	13
Total Advisory Fee	$47,471
Portfolio Turnover	167%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

*	Less than 0.05% of net assets

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	83.9
First American Government Obligations Fund - Class X, 3.58%	18.0
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $190.02	-6.0
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $190.00	1.2
NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $197.50	-0.3
NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $195.00	(0.0)^
NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $190.00	0.0*
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $280.00	0.0*
NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $185.00	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/DIPS.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Short TSLA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ Short TSLA Option Income Strategy ETF Ticker: CRSH (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Short TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CRSH. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short TSLA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short TSLA Option Income Strategy ETF	$54	1.01%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$18,952
Number of Holdings	13
Total Advisory Fee	$96,655
Portfolio Turnover	167%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

*	Less than 0.05% of net assets

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	84.6
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.00	7.5
First American Government Obligations Fund - Class X, 3.58%	7.2
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.02	-1.3
Tesla, Inc., Expiration: 05/08/2026; Exercise Price: $372.50	-0.7
Tesla, Inc., Expiration: 05/08/2026; Exercise Price: $355.00	0.2
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $595.00	0.0*
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $367.50	(0.0)^
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $347.50	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/CRSH.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ SMCI Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ SMCI Option Income Strategy ETF Ticker: SMCY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ SMCI Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SMCY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SMCI Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SMCI Option Income Strategy ETF	$41	1.05%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$107,306
Number of Holdings	15
Total Advisory Fee Paid	$803,660
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	113.7
Super Micro Computer, Inc., Expiration: 05/15/2026; Exercise Price: $32.01	-19.2
First American Government Obligations Fund - Class X, 3.58%	3.9
Super Micro Computer, Inc., Expiration: 05/15/2026; Exercise Price: $32.00	2.6
Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $27.50	-2.6
Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $29.50	1.4
Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $27.00	-1.4
Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $29.00	0.8
Super Micro Computer, Inc., Expiration: 05/01/2026; Exercise Price: $27.00	-0.3
Super Micro Computer, Inc., Expiration: 05/01/2026; Exercise Price: $28.00	-0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/SMCY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ SNOW Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ SNOW Option Income Strategy ETF Ticker: SNOY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ SNOW Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SNOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SNOW Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SNOW Option Income Strategy ETF	$39	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$16,681
Number of Holdings	15
Total Advisory Fee Paid	$232,780
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	100.0
Snowflake, Inc., Expiration: 05/15/2026; Exercise Price: $150.01	-9.8
First American Government Obligations Fund - Class X, 3.58%	7.9
Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $138.00	-1.1
Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $145.00	0.5
Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $140.00	-0.4
Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $147.00	0.2
Snowflake, Inc., Expiration: 05/01/2026; Exercise Price: $140.00	-0.1
Snowflake, Inc., Expiration: 05/01/2026; Exercise Price: $142.00	-0.1
Snowflake, Inc., Expiration: 05/01/2026; Exercise Price: $147.00	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/SNOY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ TSLA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ TSLA Option Income Strategy ETF Ticker: TSLY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSLA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSLA Option Income Strategy ETF	$51	1.07%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$837,223
Number of Holdings	20
Total Advisory Fee Paid	$5,091,121
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	104.9
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $410.01	-4.1
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.01	-3.6
First American Government Obligations Fund - Class X, 3.58%	1.8
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.00	0.6
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $410.00	0.5
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $382.50	-0.3
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $385.00	-0.1
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $387.50	-0.1
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $380.00	-0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/TSLY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ TSM Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ TSM Option Income Strategy ETF Ticker: TSMY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ TSM Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSMY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSM Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSM Option Income Strategy ETF	$57	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$102,374
Number of Holdings	19
Total Advisory Fee Paid	$354,280
Portfolio Turnover	100%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	87.7
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/15/2026; Exercise Price: $360.00	8.0
First American Government Obligations Fund - Class X, 3.58%	4.5
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/15/2026; Exercise Price: $360.01	1.2
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $402.50	-0.7
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $395.00	-0.5
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $412.50	0.4
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/01/2026; Exercise Price: $390.00	-0.3
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $405.00	0.3
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/01/2026; Exercise Price: $395.00	-0.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/TSMY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Ultra Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ Ultra Option Income Strategy ETF Ticker: ULTY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Ultra Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ULTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Ultra Option Income Strategy ETF	$58	1.24%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$854,456
Number of Holdings	91
Total Advisory Fee	$6,736,122
Portfolio Turnover	264%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
Alphabet, Inc. - Class A	5.7
Analog Devices, Inc.	5.5
Amazon.com, Inc.	5.1
Lam Research Corp.	5.0
Quanta Services, Inc.	4.9
Ciena Corp.	4.9
Lumentum Holdings, Inc.	4.9
NVIDIA Corp.	4.8
IREN Ltd.	4.8
Strategy, Inc.	4.6

How has the Fund changed?

Effective December 8, 2025, the Fund implemented revisions to its principal investment strategies, including changes to its equity allocation framework and options strategies designed to enhance options premium generation, manage volatility, and provide greater flexibility in pursuing upside participation and downside protection. The updated strategy also permits the Fund to invest up to 50% of its net assets in lower-volatility, large-cap equities to support greater NAV stability and expands the Adviser’s ability to utilize substitute ETFs and hedging techniques as part of the Fund’s options strategy implementation. Additionally, Scott Snyder and Quinn Berry replaced Michael Venuto and Christopher P. Mullen as portfolio managers of the Fund. Mr. Snyder and Mr. Berry now serve alongside Jay Pestrichelli as jointly and primarily responsible for the day-to-day management of the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/ULTY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Ultra Short Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ Ultra Short Option Income Strategy ETF Ticker: SLTY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Ultra Short Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Short Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ Ultra Short Option Income Strategy ETF	$92	1.87%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$19,452
Number of Holdings	113
Total Advisory Fee Paid	$114,435
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

*	Less than 0.05% of net assets.

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	84.3
First American Government Obligations Fund - Class X, 3.58%	9.1
Oklo, Inc.	-6.0
KKR & Co., Inc.	-4.9
Target Corp.	-4.6
Centene Corp.	-4.6
Salesforce, Inc.	-4.5
Starbucks Corp.	-4.4
Etsy, Inc.	-4.3
Rocket Lab USA, Inc.	-4.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/SLTY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Universe Fund of Option Income ETFs Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ Universe Fund of Option Income ETFs Ticker: YMAX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Universe Fund of Option Income ETFs (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAX. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Universe Fund of Option Income ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Universe Fund of Option Income ETFs	$14	0.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$392,904
Number of Holdings	32
Total Advisory Fee Paid	$831,310
Portfolio Turnover	166%

Security Type - Investments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
YieldMax AMD Option Income Strategy ETF	6.8
YieldMax AMZN Option Income Strategy ETF	5.3
YieldMax TSM Option Income Strategy ETF	4.9
YieldMax Crypto Industry & Tech Portfolio Option Income ETF	4.9
YieldMax GOOGL Option Income Strategy ETF	4.8
YieldMax MARA Option Income Strategy ETF	4.7
YieldMax AI & Tech Portfolio Option Income ETF	4.7
YieldMax Semiconductor Portfolio Option Income ETF	4.6
YieldMax HOOD Option Income Strategy ETF	4.5
YieldMax NFLX Option Income Strategy ETF	4.5

How has the Fund changed?

Effective February 20, 2026, the Fund announced changes to its principal investment strategy in connection with its annual prospectus update. Under the revised strategy, the Fund will no longer invest equally across all eligible Underlying YieldMax® ETFs and instead will allocate assets to a select subset of eligible Underlying YieldMax® ETFs based on recent relative performance, with stronger-performing ETFs receiving larger portfolio weightings.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/YMAX.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ XOM Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ XOM Option Income Strategy ETF Ticker: XOMO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ XOM Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/XOMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XOM Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XOM Option Income Strategy ETF	$68	1.23%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$29,894
Number of Holdings	11
Total Advisory Fee Paid	$203,030
Portfolio Turnover	383%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	95.1
First American Government Obligations Fund - Class X, 3.58%	4.0
Exxon Mobil Corp., Expiration: 06/18/2026; Exercise Price: $150.01	2.8
Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $150.00	-1.6
Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $152.50	-1.2
Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $155.00	0.5
Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $160.00	0.1
Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $157.50	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/XOMO.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ XYZ Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 YieldMax™ XYZ Option Income Strategy ETF Ticker: XYZY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ XYZ Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/XYZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XYZ Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XYZ Option Income Strategy ETF	$67	1.42%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$38,549
Number of Holdings	13
Total Advisory Fee Paid	$199,591
Portfolio Turnover	0%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	98.2
Block, Inc., Expiration: 05/15/2026; Exercise Price: $70.00	6.9
Block, Inc., Expiration: 05/15/2026; Exercise Price: $70.01	-5.8
First American Government Obligations Fund - Class X, 3.58%	2.1
Block, Inc., Expiration: 05/08/2026; Exercise Price: $70.00	-1.3
Block, Inc., Expiration: 05/08/2026; Exercise Price: $73.00	0.9
Block, Inc., Expiration: 05/01/2026; Exercise Price: $72.00	-0.3
Block, Inc., Expiration: 05/01/2026; Exercise Price: $74.00	0.0*
Block, Inc., Expiration: 05/01/2026; Exercise Price: $75.00	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/XYZY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

April 30, 2026 (Unaudited)

Tidal Trust II
• YieldMax AAPL Option Income Strategy ETF	| APLY	| NYSE Arca, Inc.
• YieldMax ABNB Option Income Strategy ETF	| ABNY	| NYSE Arca, Inc.
• YieldMax AI Option Income Strategy ETF	| AIYY	| NYSE Arca, Inc.
• YieldMax AMD Option Income Strategy ETF	| AMDY	| NYSE Arca, Inc.
• YieldMax AMZN Option Income Strategy ETF	| AMZY	| NYSE Arca, Inc.
• YieldMax BABA Option Income Strategy ETF	| BABO	| NYSE Arca, Inc.
• YieldMax Bitcoin Option Income Strategy ETF	| YBIT	| NYSE Arca, Inc.
• YieldMax BRK.B Option Income Strategy ETF	| BRKC	| NYSE Arca, Inc.
• YieldMax COIN Option Income Strategy ETF	| CONY	| NYSE Arca, Inc.
• YieldMax CVNA Option Income Strategy ETF	| CVNY	| NYSE Arca, Inc.
• YieldMax DIS Option Income Strategy ETF	| DISO	| NYSE Arca, Inc.
• YieldMax DKNG Option Income Strategy ETF	| DRAY	| NYSE Arca, Inc.
• YieldMax Gold Miners Option Income Strategy ETF	| GDXY	| NYSE Arca, Inc.
• YieldMax GOOGL Option Income Strategy ETF	| GOOY	| NYSE Arca, Inc.
• YieldMax HOOD Option Income Strategy ETF	| HOOY	| NYSE Arca, Inc.
• YieldMax Innovation Option Income Strategy ETF	| OARK	| NYSE Arca, Inc.
• YieldMax JP Option Income Strategy ETF	| JPO	| NYSE Arca, Inc.
• YieldMax Magnificent 7 Fund of Option Income ETFs	| YMAG	| NYSE Arca, Inc.
• YieldMax MARA Option Income Strategy ETF	| MARO	| NYSE Arca, Inc.
• YieldMax META Option Income Strategy ETF	| FBY	| NYSE Arca, Inc.
• YieldMax MRNA Option Income Strategy ETF	| MRNY	| NYSE Arca, Inc.
• YieldMax MSFT Option Income Strategy ETF	| MSFO	| NYSE Arca, Inc.
• YieldMax MSTR Option Income Strategy ETF	| MSTY	| NYSE Arca, Inc.
• YieldMax NFLX Option Income Strategy ETF	| NFLY	| NYSE Arca, Inc.
• YieldMax NVDA Option Income Strategy ETF	| NVDY	| NYSE Arca, Inc.
• YieldMax PLTR Option Income Strategy ETF	| PLTY	| NYSE Arca, Inc.
• YieldMax PYPL Option Income Strategy ETF	| PYPY	| NYSE Arca, Inc.
• YieldMax RBLX Option Income Strategy ETF	| RBLY	| NYSE Arca, Inc.
• YieldMax Short COIN Option Income Strategy ETF	| FIAT	| NYSE Arca, Inc.
• YieldMax Short N100 Option Income Strategy ETF	| YQQQ	| The Nasdaq Stock Market, LLC
• YieldMax Short NVDA Option Income Strategy ETF	| DIPS	| NYSE Arca, Inc.
• YieldMax Short TSLA Option Income Strategy ETF	| CRSH	| NYSE Arca, Inc.
• YieldMax SMCI Option Income Strategy ETF	| SMCY	| NYSE Arca, Inc.
• YieldMax SNOW Option Income Strategy ETF	| SNOY	| NYSE Arca, Inc.
• YieldMax TSLA Option Income Strategy ETF	| TSLY	| NYSE Arca, Inc.
• YieldMax TSM Option Income Strategy ETF	| TSMY	| NYSE Arca, Inc.
• YieldMax Ultra Option Income Strategy ETF	| ULTY	| NYSE Arca, Inc.
• YieldMax Ultra Short Option Income Strategy ETF	| SLTY	| NYSE Arca, Inc.
• YieldMax Universe Fund of Option Income ETFs	| YMAX	| NYSE Arca, Inc.
• YieldMax XOM Option Income Strategy ETF	| XOMO	| NYSE Arca, Inc.
• YieldMax XYZ Option Income Strategy ETF	| XYZY	| NYSE Arca, Inc.

YieldMax ETF’s

YieldMax AAPL Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 4.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 4.1%
Apple, Inc., Expiration: 5/1/2026; Exercise Price: $282.50	$109,354,050	4,030	$612,560
Apple, Inc., Expiration: 6/18/2026; Exercise Price: $275.00	109,354,050	4,030	3,878,875
			4,491,435

TOTAL PURCHASED OPTIONS (Cost $3,857,684)			4,491,435

SHORT-TERM INVESTMENTS - 100.1%
Money Market Funds - 2.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	2,334,468	2,334,468

	Principal
U.S. Treasury Bills - 98.0%	Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)(g)	29,199,000	29,167,142
U.S. Treasury Bill, 6/11/2026, 3.57%(f)	14,545,000	14,485,448
U.S. Treasury Bill, 7/9/2026, 3.63%(f)	21,005,000	20,859,965
U.S. Treasury Bill, 8/6/2026, 3.63%(f)	21,602,000	21,393,625
U.S. Treasury Bill, 9/3/2026, 3.64%(f)	21,480,000	21,213,364
		107,119,544

TOTAL SHORT-TERM INVESTMENTS (Cost $109,447,770)		109,454,012

TOTAL INVESTMENTS - 104.2% (Cost $113,305,454)		$113,945,447
Liabilities in Excess of Other Assets - (4.2)%		(4,617,089)
TOTAL NET ASSETS - 100.0%		$109,328,358

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax AAPL Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (5.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.3)%
Apple, Inc., Expiration: 5/1/2026; Exercise Price: $277.50	$(37,989,000)	(1,400)	$(392,000)
Apple, Inc., Expiration: 5/1/2026; Exercise Price: $275.00	(71,365,050)	(2,630)	(953,375)
			(1,345,375)

Put Options - (4.4)%
Apple, Inc., Expiration: 6/18/2026; Exercise Price: $275.01	(109,354,050)	(4,030)	(4,841,481)

TOTAL WRITTEN OPTIONS (Premiums received $9,337,225)			(6,186,856)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax ABNB Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 11.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 11.0%
Airbnb, Inc., Expiration: 5/1/2026; Exercise Price: $149.00	$13,895,640	990	$7,920
Airbnb, Inc., Expiration: 5/1/2026; Exercise Price: $148.00	8,084,736	576	7,488
Airbnb, Inc., Expiration: 6/18/2026; Exercise Price: $130.01	21,980,376	1,566	2,389,591
			2,404,999

TOTAL PURCHASED OPTIONS (Cost $1,410,527)			2,404,999

SHORT-TERM INVESTMENTS - 89.2%
Money Market Funds - 4.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	1,079,881	1,079,881

	Principal
U.S. Treasury Bills - 84.3%	Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)	3,035,000	3,031,688
U.S. Treasury Bill, 6/11/2026, 3.57%(f)	2,464,000	2,453,911
U.S. Treasury Bill, 7/9/2026, 3.63%(f)	5,389,000	5,351,790
U.S. Treasury Bill, 8/6/2026, 3.63%(f)	4,263,000	4,221,879
U.S. Treasury Bill, 9/3/2026, 3.64%(f)	3,469,000	3,425,939
		18,485,207

TOTAL SHORT-TERM INVESTMENTS (Cost $19,562,272)		19,565,088

TOTAL INVESTMENTS - 100.2% (Cost $20,972,799)		$21,970,087
Liabilities in Excess of Other Assets - (0.2)%		(44,791)
TOTAL NET ASSETS - 100.0%		$21,925,296

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

YieldMax ABNB Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (3.3)%(a)(b)	Amount	Contracts	Value
Call Options - (0.3)%
Airbnb, Inc., Expiration: 5/1/2026; Exercise Price: $145.00	$(13,895,640)	(990)	$(33,660)
Airbnb, Inc., Expiration: 5/1/2026; Exercise Price: $144.00	(8,084,736)	(576)	(30,528)
			(64,188)

Put Options - (3.0)%
Airbnb, Inc., Expiration: 6/18/2026; Exercise Price: $130.01	(21,980,376)	(1,566)	(663,686)

TOTAL WRITTEN OPTIONS (Premiums received $2,082,607)			(727,874)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax AI Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 5.3%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 5.3%
C3.Ai, Inc., Expiration: 5/1/2026; Exercise Price: $9.50	$24,459,100	27,700	$41,550
C3.Ai, Inc., Expiration: 5/8/2026; Exercise Price: $9.50	706,400	800	11,200
C3.Ai, Inc., Expiration: 5/15/2026; Exercise Price: $9.01	25,165,500	28,500	1,285,065
			1,337,815

TOTAL PURCHASED OPTIONS (Cost $2,736,349)			1,337,815

SHORT-TERM INVESTMENTS - 101.6%
Money Market Funds - 7.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	1,873,078	1,873,078

	Principal
U.S. Treasury Bills - 94.1%	Amount	Value
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)	21,198,000	21,051,632
U.S. Treasury Bill, 8/6/2026, 3.63%(f)	651,000	644,721
U.S. Treasury Bill, 9/3/2026, 3.64%(f)	2,000,000	1,975,174
		23,671,527

TOTAL SHORT-TERM INVESTMENTS (Cost $25,532,765)		25,544,605

TOTAL INVESTMENTS - 106.9% (Cost $28,269,114)		$26,882,420
Liabilities in Excess of Other Assets - (6.9)%		(1,742,480)
TOTAL NET ASSETS - 100.0%		$25,139,940

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax AI Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (8.0)%(a)(b)	Amount	Contracts	Value
Call Options - (0.9)%
C3.Ai, Inc., Expiration: 5/1/2026; Exercise Price: $9.00	$(24,459,100)	(27,700)	$(193,900)
C3.Ai, Inc., Expiration: 5/8/2026; Exercise Price: $9.00	(706,400)	(800)	(26,400)
			(220,300)

Put Options - (7.1)%
C3.Ai, Inc., Expiration: 5/15/2026; Exercise Price: $9.01	(25,165,500)	(28,500)	(1,790,940)

TOTAL WRITTEN OPTIONS (Premiums received $4,419,622)			(2,011,240)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax AMD Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

	Notional
PURCHASED OPTIONS - 7.2%(a)(b)(c)(d)	Amount	Contracts	Value
Call Options - 7.2%
Advanced Micro Devices, Inc., Expiration: 5/1/2026; Exercise Price: $372.50	$76,215,350	2,150	$112,875
Advanced Micro Devices, Inc., Expiration: 5/1/2026; Exercise Price: $370.00	121,767,315	3,435	250,755
Advanced Micro Devices, Inc., Expiration: 5/1/2026; Exercise Price: $365.00	35,449,000	1,000	136,000
Advanced Micro Devices, Inc., Expiration: 5/8/2026; Exercise Price: $372.50	4,431,125	125	138,125
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price: $350.00	237,862,790	6,710	16,288,525
			16,926,280

TOTAL PURCHASED OPTIONS (Cost $18,940,322)			16,926,280

SHORT-TERM INVESTMENTS - 58.9%
Money Market Funds - 4.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	9,814,637	9,814,637

	Principal
U.S. Treasury Bills - 54.7%	Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)	24,192,000	24,165,605
U.S. Treasury Bill, 6/11/2026, 3.57%(f)	15,614,000	15,550,072
U.S. Treasury Bill, 7/9/2026, 3.63%(f)	33,263,000	33,033,326
U.S. Treasury Bill, 8/6/2026, 3.63%(f)	19,617,000	19,427,772
U.S. Treasury Bill, 9/3/2026, 3.64%(f)	36,810,000	36,353,071
		128,529,846

TOTAL SHORT-TERM INVESTMENTS (Cost $138,350,407)		138,344,483

TOTAL INVESTMENTS - 66.1% (Cost $157,290,729)		$155,270,763
Other Assets in Excess of Liabilities - 33.9%		79,611,722
TOTAL NET ASSETS - 100.0%		$234,882,485

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

YieldMax AMD Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (8.0)%(a)(b)	Amount	Contracts	Value
Call Options - (1.3)%
Advanced Micro Devices, Inc., Expiration: 5/1/2026; Exercise Price: $357.50	$(76,215,350)	(2,150)	$(731,000)
Advanced Micro Devices, Inc., Expiration: 5/1/2026; Exercise Price: $355.00	(121,767,315)	(3,435)	(1,528,575)
Advanced Micro Devices, Inc., Expiration: 5/1/2026; Exercise Price: $350.00	(35,449,000)	(1,000)	(727,500)
Advanced Micro Devices, Inc., Expiration: 5/8/2026; Exercise Price: $360.00	(4,431,125)	(125)	(194,063)
			(3,181,138)

Put Options - (6.7)%
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price: $350.01	(237,862,790)	(6,710)	(15,656,010)

TOTAL WRITTEN OPTIONS (Premiums received $20,155,307)			(18,837,148)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax AMZN Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 21.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 21.1%
Amazon.com, Inc., Expiration: 5/1/2026; Exercise Price: $277.50	$66,265,000	2,500	$33,750
Amazon.com, Inc., Expiration: 5/1/2026; Exercise Price: $272.50	171,626,350	6,475	265,475
Amazon.com, Inc., Expiration: 5/1/2026; Exercise Price: $270.00	13,253,000	500	38,750
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $210.00	251,144,350	9,475	53,012,625
			53,350,600

TOTAL PURCHASED OPTIONS (Cost $17,446,982)			53,350,600

SHORT-TERM INVESTMENTS - 80.9%
Money Market Funds - 3.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	8,684,919	8,684,919

	Principal
U.S. Treasury Bills - 77.5%	Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)	11,156,000	11,143,828
U.S. Treasury Bill, 6/11/2026, 3.57%(f)	17,248,000	17,177,381
U.S. Treasury Bill, 7/9/2026, 3.63%(f)	58,929,000	58,522,108
U.S. Treasury Bill, 8/6/2026, 3.63%(f)	55,703,000	55,165,683
U.S. Treasury Bill, 9/3/2026, 3.64%(f)	54,163,000	53,490,664
		195,499,664

TOTAL SHORT-TERM INVESTMENTS (Cost $204,162,378)		204,184,583

TOTAL INVESTMENTS - 102.0% (Cost $221,609,360)		$257,535,183
Liabilities in Excess of Other Assets - (2.0)%		(5,165,420)
TOTAL NET ASSETS - 100.0%		$252,369,763

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

YieldMax AMZN Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (1.2)%(a)(b)	Amount	Contracts	Value
Call Options - (1.1)%
Amazon.com, Inc., Expiration: 5/1/2026; Exercise Price: $267.50	$(108,409,540)	(4,090)	$(588,960)
Amazon.com, Inc., Expiration: 5/1/2026; Exercise Price: $262.50	(129,481,810)	(4,885)	(1,966,212)
Amazon.com, Inc., Expiration: 5/1/2026; Exercise Price: $260.00	(13,253,000)	(500)	(295,000)
			(2,850,172)

Put Options - (0.1)%
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $210.01	(251,144,350)	(9,475)	(91,434)

TOTAL WRITTEN OPTIONS (Premiums received $19,632,392)			(2,941,606)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax BABA Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

	Notional
PURCHASED OPTIONS - 1.6%(a)(b)(c)(d)	Amount	Contracts	Value
Call Options - 1.6%
Alibaba Group Holding Ltd., Expiration: 5/1/2026; Exercise Price: $139.00	$4,615,800	350	$1,225
Alibaba Group Holding Ltd., Expiration: 5/1/2026; Exercise Price: $138.00	4,220,160	320	1,120
Alibaba Group Holding Ltd., Expiration: 5/1/2026; Exercise Price: $137.00	5,275,200	400	2,600
Alibaba Group Holding Ltd., Expiration: 5/8/2026; Exercise Price: $136.00	3,956,400	300	45,150
Alibaba Group Holding Ltd., Expiration: 5/15/2026; Exercise Price: $145.00	18,067,560	1,370	226,050
			276,145

TOTAL PURCHASED OPTIONS (Cost $1,402,150)			276,145

SHORT-TERM INVESTMENTS - 108.8%
Money Market Funds - 7.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	1,265,614	1,265,614

	Principal
U.S. Treasury Bills - 101.7%	Amount	Value
U.S. Treasury Bill, 7/9/2026, 3.63%(f)	3,768,000	3,741,983
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)	10,184,000	10,085,764
U.S. Treasury Bill, 9/3/2026, 3.64%(f)	4,452,000	4,396,736
		18,224,483

TOTAL SHORT-TERM INVESTMENTS (Cost $19,488,180)		19,490,097

TOTAL INVESTMENTS - 110.4% (Cost $20,890,330)		$19,766,242
Liabilities in Excess of Other Assets - (10.4)%		(1,858,809)
TOTAL NET ASSETS - 100.0%		$17,907,433

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax BABA Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (11.8)%(a)(b)	Amount	Contracts	Value
Call Options - (0.7)%
Alibaba Group Holding Ltd., Expiration: 5/1/2026; Exercise Price: $135.00	$(4,615,800)	(350)	$(7,875)
Alibaba Group Holding Ltd., Expiration: 5/1/2026; Exercise Price: $134.00	(4,220,160)	(320)	(12,000)
Alibaba Group Holding Ltd., Expiration: 5/1/2026; Exercise Price: $133.00	(5,275,200)	(400)	(25,400)
Alibaba Group Holding Ltd., Expiration: 5/8/2026; Exercise Price: $132.00	(3,956,400)	(300)	(91,050)
			(136,325)

Put Options - (11.1)%

Alibaba Group Holding Ltd., Expiration: 5/15/2026; Exercise Price: $145.01 (18,067,560)		(1,370)	(1,982,020)

TOTAL WRITTEN OPTIONS (Premiums received $2,090,734)			(2,118,345)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax Bitcoin Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

	Notional
PURCHASED OPTIONS - 9.6%(a)(b)(c)(d)	Amount	Contracts	Value
Call Options - 9.6%
iShares Bitcoin Trust ETF, Expiration: 5/8/2026; Exercise Price: $45.50	$12,692,760	2,930	$67,390
iShares Bitcoin Trust ETF, Expiration: 5/8/2026; Exercise Price: $44.50	30,410,640	7,020	333,450
iShares Bitcoin Trust ETF, Expiration: 5/15/2026; Exercise Price: $40.00	43,103,400	9,950	3,756,125
			4,156,965

TOTAL PURCHASED OPTIONS (Cost $3,976,015)			4,156,965

SHORT-TERM INVESTMENTS - 81.4%
Money Market Funds - 5.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	2,397,130	2,397,130

	Principal
U.S. Treasury Bills - 75.9%	Amount	Value
U.S. Treasury Bill, 7/9/2026, 3.63%(f)	10,721,000	10,646,974
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)	12,257,000	12,138,768
U.S. Treasury Bill, 9/3/2026, 3.64%(f)	10,390,000	10,261,027
		33,046,769

TOTAL SHORT-TERM INVESTMENTS (Cost $35,438,909)		35,443,899

TOTAL INVESTMENTS - 91.0% (Cost $39,414,924)		$39,600,864
Other Assets in Excess of Liabilities - 9.0%		3,921,997
TOTAL NET ASSETS - 100.0%		$43,522,861

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax Bitcoin Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (2.8)%(a)(b)	Amount	Contracts	Value
Call Options - (1.9)%
iShares Bitcoin Trust ETF, Expiration: 5/8/2026; Exercise Price: $44.00	$(12,692,760)	(2,930)	$(193,380)
iShares Bitcoin Trust ETF, Expiration: 5/8/2026; Exercise Price: $43.50	(30,410,640)	(7,020)	(621,270)
			(814,650)

Put Options - (0.9)%
iShares Bitcoin Trust ETF, Expiration: 5/15/2026; Exercise Price: $40.01	(43,103,400)	(9,950)	(382,976)

TOTAL WRITTEN OPTIONS (Premiums received $4,374,119)			(1,197,626)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax BRK.B Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

	Notional
PURCHASED OPTIONS - 0.8%(a)(b)(c)(d)	Amount	Contracts	Value
Call Options - 0.8%
Berkshire Hathaway, Inc., Expiration: 5/1/2026; Exercise Price: $477.50	$7,246,080	153	$12,164
Berkshire Hathaway, Inc., Expiration: 5/15/2026; Exercise Price: $490.00	7,246,080	153	42,228
			54,392

TOTAL PURCHASED OPTIONS (Cost $237,207)			54,392

SHORT-TERM INVESTMENTS - 96.9%
Money Market Funds - 4.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	333,050	333,050

	Principal
U.S. Treasury Bills - 92.2%	Amount	Value
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)	4,999,000	4,964,483
U.S. Treasury Bill, 9/3/2026, 3.64%(f)	1,664,000	1,643,344
		6,607,827

TOTAL SHORT-TERM INVESTMENTS (Cost $6,939,682)		6,940,877

TOTAL INVESTMENTS - 97.7% (Cost $7,176,889)		$6,995,269
Other Assets in Excess of Liabilities - 2.3%		163,862
TOTAL NET ASSETS - 100.0%		$7,159,131

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax BRK.B Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (4.5)%(a)(b)	Amount	Contracts	Value
Call Options - (0.8)%
Berkshire Hathaway, Inc., Expiration: 5/1/2026; Exercise Price: $472.50	$(5,825,280)	(123)	$(39,237)
Berkshire Hathaway, Inc., Expiration: 5/1/2026; Exercise Price: $470.00	$(1,420,800)	(30)	$(15,675)
			(54,912)

Put Options - (3.7)%
Berkshire Hathaway, Inc., Expiration: 5/15/2026; Exercise Price: $490.01	(7,246,080)	(153)	(266,621)

TOTAL WRITTEN OPTIONS (Premiums received $363,692)			(321,533)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax COIN Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 13.3%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 13.3%
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $205.00	$61,964,100	3,300	$1,270,500
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $202.50	35,864,070	1,910	854,725
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $200.00	9,388,500	500	256,250
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $197.50	85,529,235	4,555	2,641,900
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $195.00	98,203,710	5,230	3,504,100
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $190.00	18,777,000	1,000	872,500
Coinbase Global, Inc., Expiration: 5/15/2026; Exercise Price: $190.00	188,802,735	10,055	11,412,425
Coinbase Global, Inc., Expiration: 6/18/2026; Exercise Price: $170.00	205,420,380	10,940	32,163,600
			52,976,000

TOTAL PURCHASED OPTIONS (Cost $58,782,448)			52,976,000

SHORT-TERM INVESTMENTS - 96.8%
Money Market Funds - 4.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	19,428,357	19,428,357

	Principal
U.S. Treasury Bills - 91.9%	Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)	12,598,000	12,584,255
U.S. Treasury Bill, 6/11/2026, 3.57%(f)	94,702,000	94,314,260
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)	139,943,000	138,976,723
U.S. Treasury Bill, 8/6/2026, 3.63%(f)	93,467,000	92,565,407
U.S. Treasury Bill, 9/3/2026, 3.64%(f)	27,997,000	27,649,468
		366,090,113

TOTAL SHORT-TERM INVESTMENTS (Cost $385,411,295)		385,518,470

TOTAL INVESTMENTS - 110.1% (Cost $444,193,743)		$438,494,470
Liabilities in Excess of Other Assets - (10.1)%		(40,256,179)
TOTAL NET ASSETS - 100.0%		$398,238,291

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax COIN Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (10.3)%(a)(b)	Amount	Contracts	Value
Call Options - (4.0)%
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $195.00	$(56,331,000)	(3,000)	$(2,010,000)
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $192.50	(35,864,070)	(1,910)	(1,508,900)
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $190.00	(9,388,500)	(500)	(436,250)
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $187.50	(85,529,235)	(4,555)	(4,520,837)
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $185.00	(103,836,810)	(5,530)	(6,179,775)
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $182.50	(18,777,000)	(1,000)	(1,242,500)
			(15,898,262)

Put Options - (6.3)%

Coinbase Global, Inc., Expiration: 5/15/2026; Exercise Price: $190.01	(188,802,735)	(10,055)	(13,134,445)
Coinbase Global, Inc., Expiration: 6/18/2026; Exercise Price: $170.01	(205,420,380)	(10,940)	(11,972,517)
			(25,106,962)

TOTAL WRITTEN OPTIONS (Premiums received $59,806,901)			(41,005,224)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax CVNA Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 19.6%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 19.6%
Carvana Co., Expiration: 5/1/2026; Exercise Price: $430.00	$5,937,000	150	$4,800
Carvana Co., Expiration: 5/1/2026; Exercise Price: $425.00	3,364,300	85	4,718
Carvana Co., Expiration: 5/1/2026; Exercise Price: $420.00	791,600	20	1,560
Carvana Co., Expiration: 5/8/2026; Exercise Price: $412.50	4,551,700	115	106,662
Carvana Co., Expiration: 5/8/2026; Exercise Price: $405.00	4,551,700	115	143,462
Carvana Co., Expiration: 5/8/2026; Exercise Price: $400.00	4,551,700	115	168,475
Carvana Co., Expiration: 5/15/2026; Exercise Price: $330.01	23,748,000	600	4,226,760
			4,656,437

TOTAL PURCHASED OPTIONS (Cost $3,023,434)			4,656,437

SHORT-TERM INVESTMENTS - 80.1%
Money Market Funds - 3.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	870,772	870,772

	Principal
U.S. Treasury Bills - 76.4%	Amount	Value
U.S. Treasury Bill, 6/11/2026, 3.57%(f)	1,234,000	1,228,948
U.S. Treasury Bill, 7/9/2026, 3.63%(f)	3,182,000	3,160,029
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)	6,527,000	6,464,040
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)	7,412,000	7,319,993
		18,173,010

TOTAL SHORT-TERM INVESTMENTS (Cost $19,045,425)		19,043,782

TOTAL INVESTMENTS - 99.7% (Cost $22,068,859)		$23,700,219
Other Assets in Excess of Liabilities - 0.3%		62,016
TOTAL NET ASSETS - 100.0%		$23,762,235

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax CVNA Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (3.8)%(a)(b)	Amount	Contracts	Value
Call Options - (3.0)%
Carvana Co., Expiration: 5/1/2026; Exercise Price: $415.00	$(5,937,000)	(150)	$(20,325)
Carvana Co., Expiration: 5/1/2026; Exercise Price: $410.00	(3,364,300)	(85)	(20,528)
Carvana Co., Expiration: 5/1/2026; Exercise Price: $405.00	(791,600)	(20)	(6,810)
Carvana Co., Expiration: 5/8/2026; Exercise Price: $397.50	(4,551,700)	(115)	(180,837)
Carvana Co., Expiration: 5/8/2026; Exercise Price: $390.00	(4,551,700)	(115)	(221,087)
Carvana Co., Expiration: 5/8/2026; Exercise Price: $385.00	(4,551,700)	(115)	(256,163)
			(705,750)
Put Options - (0.8)%
Carvana Co., Expiration: 5/15/2026; Exercise Price: $330.01	(23,748,000)	(600)	(201,978)

TOTAL WRITTEN OPTIONS (Premiums received $3,400,793)			(907,728)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax DIS Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 1.6%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.6%
Walt Disney Co., Expiration: 5/1/2026; Exercise Price: $106.00	$5,104,500	492	$3,690
Walt Disney Co., Expiration: 5/15/2026; Exercise Price: $110.00	5,104,500	492	76,752
			80,442

TOTAL PURCHASED OPTIONS (Cost $220,259)			80,442

SHORT-TERM INVESTMENTS - 104.1%
Money Market Funds - 2.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		123,007	123,007

		Principal
U.S. Treasury Bills - 101.7%		Amount	Value
U.S. Treasury Bill, 7/9/2026, 3.63%(f)		$821,000	815,331
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)		1,841,000	1,823,242
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)		2,512,000	2,480,818
			5,119,391

TOTAL SHORT-TERM INVESTMENTS (Cost $5,242,940)			5,242,398

TOTAL INVESTMENTS - 105.7% (Cost $5,463,199)			$5,322,840
Liabilities in Excess of Other Assets - (5.7)%			(286,032)
TOTAL NET ASSETS - 100.0%			$5,036,808

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax DIS Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (8.0)%(a)(b)	Amount	Contracts	Value
Call Options - (0.5)%
Walt Disney Co., Expiration: 5/1/2026; Exercise Price: $104.00	$(5,104,500)	(492)	$(23,862)

Put Options - (7.5)%
Walt Disney Co., Expiration: 5/15/2026; Exercise Price: $110.01	(5,104,500)	(492)	(380,006)

TOTAL WRITTEN OPTIONS (Premiums received $509,880)			(403,868)
Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax DKNG Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 3.6%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 3.6%
DraftKings, Inc., Expiration: 5/1/2026; Exercise Price: $25.00	$897,820	385	$770
DraftKings, Inc., Expiration: 5/1/2026; Exercise Price: $24.50	1,609,080	690	1,725
DraftKings, Inc., Expiration: 5/15/2026; Exercise Price: $25.00	2,623,500	1,125	91,688
			94,183

TOTAL PURCHASED OPTIONS (Cost $294,216)			94,183

SHORT-TERM INVESTMENTS - 66.8%
Money Market Funds - 17.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		450,185	450,185

		Principal
U.S. Treasury Bills - 49.6%		Amount	Value
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		$677,000	672,325
U.S. Treasury Bill, 8/6/2026, 3.63%(f)		631,000	624,913
			1,297,238

TOTAL SHORT-TERM INVESTMENTS (Cost $1,747,153)			1,747,423

TOTAL INVESTMENTS - 70.4% (Cost $2,041,369)			$1,841,606
Other Assets in Excess of Liabilities - 29.6%			773,166
TOTAL NET ASSETS - 100.0%			$2,614,772

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax DKNG Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (12.3)%(a)(b)	Amount	Contracts	Value
Call Options - (1.6)%
DraftKings, Inc., Expiration: 5/1/2026; Exercise Price: $23.50	$(897,820)	(385)	$(8,855)
DraftKings, Inc., Expiration: 5/1/2026; Exercise Price: $23.00	(1,609,080)	(690)	(33,810)
			(42,665)
Put Options - (10.7)%
DraftKings, Inc., Expiration: 5/15/2026; Exercise Price: $25.01	(2,623,500)	(1,125)	(278,899)

TOTAL WRITTEN OPTIONS (Premiums received $362,779)			(321,564)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax Gold Miners Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

	Notional
PURCHASED OPTIONS - 3.0%(a)(b)(c)(d)	Amount	Contracts	Value
Call Options - 3.0%
VanEck Gold Miners ETF, Expiration: 5/1/2026; Exercise Price: $94.00	$18,761,625	2,125	$4,250
VanEck Gold Miners ETF, Expiration: 5/1/2026; Exercise Price: $93.00	13,243,500	1,500	7,500
VanEck Gold Miners ETF, Expiration: 5/8/2026; Exercise Price: $94.00	67,762,575	7,675	234,088
VanEck Gold Miners ETF, Expiration: 5/8/2026; Exercise Price: $93.00	180,994,500	20,500	963,500
VanEck Gold Miners ETF, Expiration: 5/15/2026; Exercise Price: $90.00	280,762,200	31,800	7,441,200
			8,650,538

TOTAL PURCHASED OPTIONS (Cost $45,515,996)			8,650,538

SHORT-TERM INVESTMENTS - 101.3%
Money Market Funds - 4.6%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		12,858,349	12,858,349

		Principal
U.S. Treasury Bills - 96.7%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		$32,984,000	32,948,013
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		45,883,000	45,695,141
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		72,146,000	71,647,847
U.S. Treasury Bill, 8/6/2026, 3.63%(f)		65,928,000	65,292,051
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		58,077,000	57,356,079
			272,939,131

TOTAL SHORT-TERM INVESTMENTS (Cost $285,823,964)			285,797,480

TOTAL INVESTMENTS - 104.3% (Cost $331,339,960)			$294,448,018
Liabilities in Excess of Other Assets - (4.3)%			(12,236,792)
TOTAL NET ASSETS - 100.0%			$282,211,226

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax Gold Miners Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (5.7)%(a)(b)	Amount	Contracts	Value
Call Options - (1.4)%
VanEck Gold Miners ETF, Expiration: 5/1/2026; Exercise Price: $91.00	$(13,243,500)	(1,500)	$(16,500)
VanEck Gold Miners ETF, Expiration: 5/1/2026; Exercise Price: $90.00	(18,761,625)	(2,125)	(53,125)
VanEck Gold Miners ETF, Expiration: 5/8/2026; Exercise Price: $90.00	(191,368,575)	(21,675)	(2,904,450)
VanEck Gold Miners ETF, Expiration: 5/8/2026; Exercise Price: $89.50	(57,388,500)	(6,500)	(919,750)
			(3,893,825)
Put Options - (4.3)%
VanEck Gold Miners ETF, Expiration: 5/15/2026; Exercise Price: $90.01	(280,762,200)	(31,800)	(12,282,432)

TOTAL WRITTEN OPTIONS (Premiums received $18,324,251)			(16,176,257)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax GOOGL Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 21.6%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 21.6%
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $395.00	$76,960,000	2,000	$740,000
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $382.50	185,473,600	4,820	4,277,750
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $310.00	267,436,000	6,950	52,594,125
			57,611,875

TOTAL PURCHASED OPTIONS (Cost $15,329,147)			57,611,875

SHORT-TERM INVESTMENTS - 84.5%
Money Market Funds - 4.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		10,881,545	10,881,545

		Principal
U.S. Treasury Bills - 80.4%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		$23,029,000	23,003,874
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		44,859,000	44,675,333
U.S. Treasury Bill, 7/9/2026, 3.63%(f)		47,142,000	46,816,495
U.S. Treasury Bill, 8/6/2026, 3.63%(f)		51,432,000	50,935,881
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		49,651,000	49,034,673
			214,466,256

TOTAL SHORT-TERM INVESTMENTS (Cost $225,358,601)			225,347,801

TOTAL INVESTMENTS - 106.1% (Cost $240,687,748)			$282,959,676
Liabilities in Excess of Other Assets - (6.1)%			(16,234,369)
TOTAL NET ASSETS - 100.0%			$266,725,307

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

YieldMax GOOGL Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (3.1)%(a)(b)	Amount	Contracts	Value
Call Options - (3.1)%
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $387.50	$(38,480,000)	(1,000)	$(632,500)
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $380.00	(38,480,000)	(1,000)	(1,020,000)
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $375.00	(185,473,600)	(4,820)	(6,531,100)
			(8,183,600)
Put Options - 0.0%(c)
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $310.01	(267,436,000)	(6,950)	(95,910)

TOTAL WRITTEN OPTIONS (Premiums received $16,507,812)			(8,279,510)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

YieldMax HOOD Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 11.5%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 11.5%
Robinhood Markets, Inc., Expiration: 5/1/2026; Exercise Price: $76.00	$5,102,300	700	$11,550
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $81.00	43,734,000	6,000	240,000
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $80.00	32,508,940	4,460	223,000
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $79.00	14,723,780	2,020	130,290
Robinhood Markets, Inc., Expiration: 6/18/2026; Exercise Price: $70.00	105,909,170	14,530	11,587,675
			12,192,515

TOTAL PURCHASED OPTIONS (Cost $12,655,377)			12,192,515

SHORT-TERM INVESTMENTS - 99.3%
Money Market Funds - 7.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		7,755,141	7,755,141

		Principal
U.S. Treasury Bills - 92.0%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		$11,376,000	11,363,588
U.S. Treasury Bill, 6/11/2026, 3.57%(f)(g)		37,124,000	36,972,003
U.S. Treasury Bill, 7/9/2026, 3.63%(f)		23,262,000	23,101,381
U.S. Treasury Bill, 8/6/2026, 3.63%(f)		13,702,000	13,569,829
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		12,251,000	12,098,926
			97,105,727

TOTAL SHORT-TERM INVESTMENTS (Cost $104,852,764)			104,860,868

TOTAL INVESTMENTS - 110.8% (Cost $117,508,141)			$117,053,383
Liabilities in Excess of Other Assets - (10.8)%			(11,394,943)
TOTAL NET ASSETS - 100.0%			$105,658,440

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax HOOD Option Income Strategy ETF

 Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (8.2)%(a)(b)	Amount	Contracts	Value
Call Options - (1.9)%
Robinhood Markets, Inc., Expiration: 5/1/2026; Exercise Price: $73.00	$(5,102,300)	(700)	$(65,450)
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $76.00	(43,734,000)	(6,000)	(792,000)
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $75.00	(32,508,940)	(4,460)	(742,590)
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $74.00	(14,723,780)	(2,020)	(416,120)
			(2,016,160)
Put Options - (6.3)%
Robinhood Markets, Inc., Expiration: 6/18/2026; Exercise Price: $70.01	(105,909,170)	(14,530)	(6,687,868)

TOTAL WRITTEN OPTIONS (Premiums received $14,107,671)			(8,704,028)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax Innovation Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 10.9%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 10.9%
ARK Innovation ETF, Expiration: 5/1/2026; Exercise Price: $81.00	$18,960,000	2,500	$12,500
ARK Innovation ETF, Expiration: 5/1/2026; Exercise Price: $80.00	18,201,600	2,400	8,400
ARK Innovation ETF, Expiration: 5/8/2026; Exercise Price: $78.00	15,168,000	2,000	171,000
ARK Innovation ETF, Expiration: 6/18/2026; Exercise Price: $70.00	52,329,600	6,900	5,520,000
			5,711,900

TOTAL PURCHASED OPTIONS (Cost $3,858,307)			5,711,900

SHORT-TERM INVESTMENTS - 91.6%
Money Market Funds - 3.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,623,697	1,623,697

		Principal
U.S. Treasury Bills - 88.5%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		$1,164,000	1,162,730
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		5,017,000	4,996,459
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		14,117,000	14,019,525
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)		17,658,000	17,487,669
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		8,687,000	8,579,166
			46,245,549

TOTAL SHORT-TERM INVESTMENTS (Cost $47,859,023)			47,869,246

TOTAL INVESTMENTS - 102.5% (Cost $51,717,330)			$53,581,146
Liabilities in Excess of Other Assets - (2.5)%			(1,321,778)
TOTAL NET ASSETS - 100.0%			$52,259,368

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax Innovation Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (3.9)%(a)(b)	Amount	Contracts	Value
Call Options - (1.0)%
ARK Innovation ETF, Expiration: 5/1/2026; Exercise Price: $78.00	$(18,960,000)	(2,500)	$(17,500)
ARK Innovation ETF, Expiration: 5/1/2026; Exercise Price: $77.50	(15,168,000)	(2,000)	(31,000)
ARK Innovation ETF, Expiration: 5/1/2026; Exercise Price: $77.00	(3,033,600)	(400)	(8,000)
ARK Innovation ETF, Expiration: 5/8/2026; Exercise Price: $75.00	(15,168,000)	(2,000)	(452,000)
			(508,500)
Put Options - (2.9)%
ARK Innovation ETF, Expiration: 6/18/2026; Exercise Price: $70.01	(52,329,600)	(6,900)	(1,527,384)

TOTAL WRITTEN OPTIONS (Premiums received $4,830,992)			(2,035,884)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax JP Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 8.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 8.1%
JPMorgan Chase & Co, Expiration: 5/1/2026; Exercise Price: $325.00	$4,698,450	150	$300
JPMorgan Chase & Co, Expiration: 5/8/2026; Exercise Price: $322.50	5,794,755	185	19,055
JPMorgan Chase & Co, Expiration: 5/8/2026; Exercise Price: $320.00	12,215,970	390	63,570
JPMorgan Chase & Co, Expiration: 5/15/2026; Exercise Price: $290.00	33,202,380	1,060	2,594,350
JPMorgan Chase & Co., Expiration: 5/1/2026; Exercise Price: $322.50	3,132,300	100	100
JPMorgan Chase & Co., Expiration: 5/1/2026; Exercise Price: $317.50	8,770,440	280	5,740
JPMorgan Chase & Co., Expiration: 5/15/2026; Exercise Price: $290.01	7,674,135	245	599,552
			3,282,667

TOTAL PURCHASED OPTIONS (Cost $2,068,788)			3,282,667

SHORT-TERM INVESTMENTS - 89.6%
Money Market Funds - 2.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		992,133	992,133

		Principal
U.S. Treasury Bills - 87.2%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		$5,882,000	5,875,583
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		5,519,000	5,496,404
U.S. Treasury Bill, 7/9/2026, 3.63%(f)		8,920,000	8,858,409
U.S. Treasury Bill, 8/6/2026, 3.63%(f)		10,133,000	10,035,256
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		5,123,000	5,059,407
			35,325,059

TOTAL SHORT-TERM INVESTMENTS (Cost $36,311,662)			36,317,192

TOTAL INVESTMENTS - 97.7% (Cost $38,380,450)			$39,599,859
Other Assets in Excess of Liabilities - 2.3%			940,201
TOTAL NET ASSETS - 100.0%			$40,540,060

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

YieldMax JP Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (0.9)%(a)(b)	Amount	Contracts	Value
Call Options - (0.7)%
JPMorgan Chase & Co, Expiration: 5/8/2026; Exercise Price: $315.00	$(12,215,970)	(390)	$(139,425)
JPMorgan Chase & Co., Expiration: 5/1/2026; Exercise Price: $315.00	(3,132,300)	(100)	(7,300)
JPMorgan Chase & Co., Expiration: 5/1/2026; Exercise Price: $312.50	(13,468,890)	(430)	(93,310)
JPMorgan Chase & Co., Expiration: 5/8/2026; Exercise Price: $317.50	(5,794,755)	(185)	(46,527)
			(286,562)
Put Options - (0.2)%
JPMorgan Chase & Co., Expiration: 5/15/2026; Exercise Price: $290.01	(40,876,515)	(1,305)	(87,566)

TOTAL WRITTEN OPTIONS (Premiums received $2,507,155)			(374,128)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax Magnificent 7 Fund of Option Income ETF

Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 98.1%	Shares	Value
YieldMax AAPL Option Income Strategy ETF(a)	3,733,904	$44,548,462
Yieldmax AMZN Option Income ETF(a)	3,623,085	45,252,332
YieldMax GOOGL Option Income Strategy ETF(a)	3,184,711	49,203,785
Yieldmax META Option Income Strategy ETF(a)	4,003,835	40,558,849
YieldMax MSFT Option Income Strategy ETF(a)	3,554,585	43,472,574
YieldMax NVDA Option Income Strategy ETF(a)	3,221,047	43,355,293
Yieldmax TSLA Option Income ETF(a)	1,488,887	43,669,041
		310,060,336

TOTAL EXCHANGE TRADED FUNDS (Cost $356,799,477)		310,060,336

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	1,566,392	1,566,392

TOTAL SHORT-TERM INVESTMENTS (Cost $1,566,392)		1,566,392

TOTAL INVESTMENTS - 98.6% (Cost $358,365,869)		$311,626,728
Other Assets in Excess of Liabilities - 1.4%		4,278,381
TOTAL NET ASSETS - 100.0%		$315,905,109

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. See Note X.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

YieldMax MARA Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 10.7%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 10.7%
MARA Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $13.50	$26,857,600	22,400	$33,600
MARA Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $14.00	2,278,100	1,900	23,750
MARA Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $12.50	11,990,000	10,000	460,000
MARA Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $12.00	26,324,045	21,955	1,470,985
MARA Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $12.01	67,449,745	56,255	5,062,950
			7,051,285

TOTAL PURCHASED OPTIONS (Cost $6,564,393)			7,051,285

SHORT-TERM INVESTMENTS - 87.1%
Money Market Funds - 5.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		3,602,160	3,602,160

		Principal
U.S. Treasury Bills - 81.6%		Amount	Value
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		$3,394,000	3,380,104
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		27,974,000	27,780,846
U.S. Treasury Bill, 8/6/2026, 3.63%(f)		10,963,000	10,857,250
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		12,024,000	11,874,744
			53,892,944

TOTAL SHORT-TERM INVESTMENTS (Cost $57,484,536)			57,495,104

TOTAL INVESTMENTS - 97.8% (Cost $64,048,929)			$64,546,389
Other Assets in Excess of Liabilities - 2.2%			1,483,251
TOTAL NET ASSETS - 100.0%			$66,029,640

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax MARA Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (13.1)%(a)(b)	Amount	Contracts	Value
Call Options - (5.7)%
MARA Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $12.50	$(26,857,600)	(22,400)	$(145,600)
MARA Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $13.00	(2,278,100)	(1,900)	(56,050)
MARA Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $11.50	(17,985,000)	(15,000)	(1,387,500)
MARA Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $11.00	(20,329,045)	(16,955)	(2,136,330)
			(3,725,480)
Put Options - (7.4)%
MARA Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $12.01	(67,449,745)	(56,255)	(4,908,249)

TOTAL WRITTEN OPTIONS (Premiums received $7,810,971)			(8,633,729)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax META Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 10.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 10.0%
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $647.50	$28,147,860	460	$156,400
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $637.50	27,535,950	450	208,125
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $635.00	9,178,650	150	84,750
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $632.50	36,714,600	600	372,000
Meta Platforms, Inc., Expiration: 6/18/2026; Exercise Price: $570.01	16,215,615	265	1,503,973
Meta Platforms, Inc., Expiration: 6/18/2026; Exercise Price: $570.00	85,361,445	1,395	8,045,662
			10,370,910

TOTAL PURCHASED OPTIONS (Cost $9,514,520)			10,370,910

SHORT-TERM INVESTMENTS - 89.9%
Money Market Funds - 3.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		3,531,371	3,531,371

		Principal
U.S. Treasury Bills - 86.5%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		$15,378,000	15,361,222
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		10,463,000	10,420,161
U.S. Treasury Bill, 7/9/2026, 3.63%(f)		20,035,000	19,896,663
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)		27,128,000	26,866,320
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		16,751,000	16,543,067
			89,087,433

TOTAL SHORT-TERM INVESTMENTS (Cost $92,606,767)			92,618,804

TOTAL INVESTMENTS - 99.9% (Cost $102,121,287)			$102,989,714
Other Assets in Excess of Liabilities - 0.1%			68,768
TOTAL NET ASSETS - 100.0%			$103,058,482

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax META Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (3.4)%(a)(b)	Amount	Contracts	Value
Call Options - (1.6)%
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $630.00	$(28,147,860)	(460)	$(301,300)
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $620.00	(27,535,950)	(450)	(450,000)
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $617.50	(9,178,650)	(150)	(168,750)
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $615.00	(36,714,600)	(600)	(727,500)
			(1,647,550)
Put Options - (1.8)%

Meta Platforms, Inc., Expiration: 6/18/2026; Exercise Price: $570.01	(101,577,060)	(1,660)	(1,899,355)

TOTAL WRITTEN OPTIONS (Premiums received $7,321,081)			(3,546,905)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax MRNA Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 3.4%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 3.4%
Moderna, Inc., Expiration: 5/1/2026; Exercise Price: $56.00	$39,554,340	8,610	$51,660
Moderna, Inc., Expiration: 5/1/2026; Exercise Price: $55.00	45,940,000	10,000	95,000
Moderna, Inc., Expiration: 5/1/2026; Exercise Price: $51.00	1,378,200	300	11,550
Moderna, Inc., Expiration: 5/15/2026; Exercise Price: $50.00	86,872,540	18,910	2,836,500
			2,994,710

TOTAL PURCHASED OPTIONS (Cost $15,130,973)			2,994,710

SHORT-TERM INVESTMENTS - 104.5%
Money Market Funds - 6.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		5,512,324	5,512,324

		Principal
U.S. Treasury Bills - 98.2%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		10,602,000	10,590,433
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		21,790,000	21,700,785
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		23,782,000	23,617,790
U.S. Treasury Bill, 8/6/2026, 3.63%(f)		19,515,000	19,326,756
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		10,605,000	10,473,358
			85,709,122

TOTAL SHORT-TERM INVESTMENTS (Cost $91,215,558)			91,221,446

TOTAL INVESTMENTS - 107.9% (Cost $106,346,531)			$94,216,156
Liabilities in Excess of Other Assets - (7.9)%			(6,887,778)
TOTAL NET ASSETS - 100.0%			$87,328,378

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax MRNA Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (12.3)%(a)(b)	Amount	Contracts	Value
Call Options - (0.5)%
Moderna, Inc., Expiration: 5/1/2026; Exercise Price: $54.00	$ (22,970,000)	(5,000)	$(70,000)
Moderna, Inc., Expiration: 5/1/2026; Exercise Price: $53.00	(22,970,000)	(5,000)	(90,000)
Moderna, Inc., Expiration: 5/1/2026; Exercise Price: $52.00	(39,554,340)	(8,610)	(228,165)
Moderna, Inc., Expiration: 5/1/2026; Exercise Price: $49.00	(1,378,200)	(300)	(22,200)
			(410,365)

Put Options - (11.8)%
Moderna, Inc., Expiration: 5/15/2026; Exercise Price: $50.01	(86,872,540)	(18,910)	(10,359,654)

TOTAL WRITTEN OPTIONS (Premiums received $13,772,105)			(10,770,019)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax MSFT Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 4.4%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 4.4%
Microsoft Corp., Expiration: 5/1/2026; Exercise Price: $440.00	$29,156,270	715	$3,575
Microsoft Corp., Expiration: 5/8/2026; Exercise Price: $415.00	36,700,200	900	414,000
Microsoft Corp., Expiration: 5/8/2026; Exercise Price: $412.50	32,622,400	800	452,000
Microsoft Corp., Expiration: 5/15/2026; Exercise Price: $400.00	98,478,870	2,415	3,459,488
			4,329,063

TOTAL PURCHASED OPTIONS (Cost $7,781,995)			4,329,063

SHORT-TERM INVESTMENTS - 98.9%
Money Market Funds - 2.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		2,456,795	2,456,795

		Principal
U.S. Treasury Bills - 96.4%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		11,760,000	11,747,169
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		8,253,000	8,219,210
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		30,770,000	30,557,539
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)		29,887,000	29,598,707
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		14,260,000	14,082,988
			94,205,613

TOTAL SHORT-TERM INVESTMENTS (Cost $96,644,451)			96,662,408

TOTAL INVESTMENTS - 103.3% (Cost $104,426,446)			$100,991,471
Liabilities in Excess of Other Assets - (3.3)%			(3,192,281)
TOTAL NET ASSETS - 100.0%			$97,799,190

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax MSFT Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (2.9)%(a)(b)	Amount	Contracts	Value
Call Options - (1.5)%
Microsoft Corp., Expiration: 5/1/2026; Exercise Price: $425.00	$ (29,156,270)	(715)	$(13,585)
Microsoft Corp., Expiration: 5/8/2026; Exercise Price: $407.50	(36,700,200)	(900)	(702,000)
Microsoft Corp., Expiration: 5/8/2026; Exercise Price: $405.00	(32,622,400)	(800)	(726,000)
			(1,441,585)

Put Options - (1.4)%
Microsoft Corp., Expiration: 5/15/2026; Exercise Price: $400.01	(98,478,870)	(2,415)	(1,427,627)

TOTAL WRITTEN OPTIONS (Premiums received $6,411,200)			(2,869,212)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax MSTR Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 22.9%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 22.9%
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $185.00	$240,564,300	14,540	$43,620
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $182.50	206,812,500	12,500	62,500
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $172.50	99,270,000	6,000	324,000
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $170.00	57,907,500	3,500	332,500
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $167.50	41,362,500	2,500	411,250
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $177.50	297,810,000	18,000	5,580,000
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $175.00	241,970,625	14,625	5,411,250
Strategy, Inc., Expiration: 5/15/2026; Exercise Price: $140.00	504,622,500	30,500	83,646,250
Strategy, Inc., Expiration: 6/18/2026; Exercise Price: $130.00	406,014,300	24,540	98,896,200
Strategy, Inc., Expiration: 6/18/2026; Exercise Price: $125.00	333,795,375	20,175	90,283,125
			284,990,695

TOTAL PURCHASED OPTIONS (Cost $146,245,153)			284,990,695

SHORT-TERM INVESTMENTS - 52.8%
Money Market Funds - 2.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		26,404,569	26,404,569

		Principal
U.S. Treasury Bills - 50.7%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		50,031,000	49,976,413
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		121,688,000	121,189,772
U.S. Treasury Bill, 7/9/2026, 3.63%(f)		169,519,000	168,348,507
U.S. Treasury Bill, 8/6/2026, 3.63%(f)		178,441,000	176,719,738
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		115,589,000	114,154,172
			630,388,602

TOTAL SHORT-TERM INVESTMENTS (Cost $656,687,776)			656,793,171

TOTAL INVESTMENTS - 75.7% (Cost $802,932,929)			$941,783,866
Other Assets in Excess of Liabilities - 24.3%			302,675,180
TOTAL NET ASSETS - 100.0%			$1,244,459,046

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

YieldMax MSTR Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (3.6)%(a)(b)	Amount	Contracts	Value
Call Options - (1.8)%
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $177.50	$ (240,564,300)	(14,540)	$(254,450)
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $175.00	(206,812,500)	(12,500)	(381,250)
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $167.50	(82,725,000)	(5,000)	(822,500)
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $165.00	(57,907,500)	(3,500)	(945,000)
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $162.50	(57,907,500)	(3,500)	(1,487,500)
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $170.00	(231,630,000)	(14,000)	(7,350,000)
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $167.50	(308,150,625)	(18,625)	(11,640,625)
			(22,881,325)

Put Options - (1.8)%
Strategy, Inc., Expiration: 5/15/2026; Exercise Price: $140.01	(504,622,500)	(30,500)	(5,419,240)
Strategy, Inc., Expiration: 6/18/2026; Exercise Price: $130.01	(406,014,300)	(24,540)	(10,071,952)
Strategy, Inc., Expiration: 6/18/2026; Exercise Price: $125.01	(333,795,375)	(20,175)	(6,692,048)
			(22,183,240)

TOTAL WRITTEN OPTIONS (Premiums received $156,726,931)			(45,064,565)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax NFLX Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 1.9%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.9%
Netflix, Inc., Expiration: 5/1/2026; Exercise Price: $98.00	$18,722,000	2,000	$7,000
Netflix, Inc., Expiration: 5/1/2026; Exercise Price: $97.00	37,069,560	3,960	17,820
Netflix, Inc., Expiration: 5/1/2026; Exercise Price: $93.00	1,872,200	200	19,000
Netflix, Inc., Expiration: 5/8/2026; Exercise Price: $97.00	16,381,750	1,750	94,500
Netflix, Inc., Expiration: 5/15/2026; Exercise Price: $95.00	74,045,510	7,910	1,309,105
			1,447,425

TOTAL PURCHASED OPTIONS (Cost $4,641,815)			1,447,425

SHORT-TERM INVESTMENTS - 107.6%
Money Market Funds - 7.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		5,881,785	5,881,785

		Principal
U.S. Treasury Bills - 99.7%		Amount	Value
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		9,021,000	8,984,065
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		22,699,000	22,542,268
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)		23,574,000	23,346,603
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)		19,156,000	18,918,213
			73,791,149

TOTAL SHORT-TERM INVESTMENTS (Cost $79,658,260)			79,672,934

TOTAL INVESTMENTS - 109.5% (Cost $84,300,075)			$81,120,359
Liabilities in Excess of Other Assets - (9.5)%			(7,062,548)
TOTAL NET ASSETS - 100.0%			$74,057,811

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax NFLX Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (3.9)%(a)(b)	Amount	Contracts	Value
Call Options - (0.8)%
Netflix, Inc., Expiration: 5/1/2026; Exercise Price: $95.00	$ (18,722,000)	(2,000)	$(39,000)
Netflix, Inc., Expiration: 5/1/2026; Exercise Price: $94.00	(22,747,230)	(2,430)	(106,920)
Netflix, Inc., Expiration: 5/1/2026; Exercise Price: $93.00	(14,322,330)	(1,530)	(145,350)
Netflix, Inc., Expiration: 5/1/2026; Exercise Price: $91.00	(1,872,200)	(200)	(52,900)
Netflix, Inc., Expiration: 5/8/2026; Exercise Price: $94.00	(16,381,750)	(1,750)	(250,250)
			(594,420)

Put Options - (3.1)%
Netflix, Inc., Expiration: 5/15/2026; Exercise Price: $95.01	(74,045,510)	(7,910)	(2,262,735)

TOTAL WRITTEN OPTIONS (Premiums received $5,247,498)			(2,857,155)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax NVDA Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 4.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 4.0%
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $217.50	$113,754,900	5,700	$37,050
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $210.00	99,785,000	5,000	70,000
NVIDIA Corp., Expiration: 5/8/2026; Exercise Price: $212.50	731,224,480	36,640	3,334,240
NVIDIA Corp., Expiration: 5/8/2026; Exercise Price: $210.00	199,570,000	10,000	1,270,000
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $200.00	874,316,170	43,810	27,052,675
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $195.00	515,688,880	25,840	23,385,200
			55,149,165

TOTAL PURCHASED OPTIONS (Cost $58,060,237)			55,149,165

SHORT-TERM INVESTMENTS - 98.1%
Money Market Funds - 2.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		37,643,283	37,643,283

		Principal
U.S. Treasury Bills - 95.4%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		302,468,000	302,137,989
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		200,064,000	199,244,876
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		402,865,000	400,083,302
U.S. Treasury Bill, 8/6/2026, 3.63%(f)		210,747,000	208,714,111
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		216,673,000	213,983,397
			1,324,163,675

TOTAL SHORT-TERM INVESTMENTS (Cost $1,361,681,175)			1,361,806,958

TOTAL INVESTMENTS - 102.1% (Cost $1,419,741,412)			$1,416,956,123
Liabilities in Excess of Other Assets - (2.1)%			(29,213,238)
TOTAL NET ASSETS - 100.0%			$1,387,742,885

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax NVDA Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (3.6)%(a)(b)	Amount	Contracts	Value
Call Options - (0.9)%
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $212.50	$ (113,754,900)	(5,700)	$(59,850)
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $205.00	(99,785,000)	(5,000)	(192,500)
NVIDIA Corp., Expiration: 5/8/2026; Exercise Price: $205.00	(930,794,480)	(46,640)	(11,496,760)
			(11,749,110)

Put Options - (2.7)%
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $200.01	(874,316,170)	(43,810)	(27,241,934)
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $195.01	(515,688,880)	(25,840)	(10,605,253)
			(37,847,187)

TOTAL WRITTEN OPTIONS (Premiums received $150,647,522)			(49,596,297)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax PLTR Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

	Notional
PURCHASED OPTIONS - 5.7%(a)(b)(c)(d)	Amount	Contracts	Value
Call Options - 5.7%
Palantir Technologies, Inc., Expiration: 5/1/2026; Exercise Price: $149.00	$13,911,000	1,000	$4,500
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $152.50	80,057,805	5,755	1,432,995
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $149.00	151,643,811	10,901	3,651,835
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $148.00	33,386,400	2,400	870,000
Palantir Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $150.00	186,073,536	13,376	5,316,960
Palantir Technologies, Inc., Expiration: 6/18/2026; Exercise Price: $150.00	162,480,480	11,680	8,614,000
			19,890,290

TOTAL PURCHASED OPTIONS (Cost $36,217,236)			19,890,290

SHORT-TERM INVESTMENTS - 106.2%
Money Market Funds - 4.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		15,821,776	15,821,776

		Principal
U.S. Treasury Bills - 101.7%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		19,444,000	19,422,785
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		62,645,000	62,388,512
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		99,457,000	98,770,270
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)		130,884,000	129,621,478
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		44,859,000	44,302,157
			354,505,202

TOTAL SHORT-TERM INVESTMENTS (Cost $370,329,398)			370,326,978

TOTAL INVESTMENTS - 111.9% (Cost $406,546,634)			$390,217,268
Liabilities in Excess of Other Assets - (11.9)%			(41,567,936)
TOTAL NET ASSETS - 100.0%			$348,649,332

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax PLTR Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (14.4)%(a)(b)	Amount	Contracts	Value
Call Options - (3.0)%
Palantir Technologies, Inc., Expiration: 5/1/2026; Exercise Price: $143.00	$ (13,911,000)	(1,000)	$(32,500)
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $146.00	(13,911,000)	(1,000)	(425,000)
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $145.00	(66,146,805)	(4,755)	(2,199,187)
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $142.00	(185,030,211)	(13,301)	(7,648,075)
			(10,304,762)

Put Options - (11.4)%
Palantir Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $150.01	(186,073,536)	(13,376)	(19,560,929)
Palantir Technologies, Inc., Expiration: 6/18/2026; Exercise Price: $150.01	(162,480,480)	(11,680)	(20,356,955)
			(39,917,884)

TOTAL WRITTEN OPTIONS (Premiums received $43,205,759)			(50,222,646)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax PYPL Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 5.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 5.1%
Paypal Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $53.00	$16,546,200	3,300	$6,600
Paypal Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $52.00	13,638,080	2,720	4,080
Paypal Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $50.00	30,184,280	6,020	1,526,070
			1,536,750

TOTAL PURCHASED OPTIONS (Cost $1,147,312)			1,536,750

SHORT-TERM INVESTMENTS - 100.4%
Money Market Funds - 3.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		977,251	977,251

		Principal
U.S. Treasury Bills - 97.1%		Amount	Value
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		8,691,000	8,630,991
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)		8,709,000	8,624,992
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)		11,916,000	11,768,084
			29,024,067

TOTAL SHORT-TERM INVESTMENTS (Cost $29,999,648)			30,001,318

TOTAL INVESTMENTS - 105.5% (Cost $31,146,960)			$31,538,068
Liabilities in Excess of Other Assets - (5.5)%			(1,656,666)
TOTAL NET ASSETS - 100.0%			$29,881,402

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax PYPL Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (5.1)%(a)(b)	Amount	Contracts	Value
Call Options - (0.6)%
Paypal Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $51.00	$ (16,546,200)	(3,300)	$(37,950)
Paypal Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $50.00	(13,638,080)	(2,720)	(125,120)
			(163,070)

Put Options - (4.5)%
Paypal Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $50.01	(30,184,280)	(6,020)	(1,354,921)

TOTAL WRITTEN OPTIONS (Premiums received $4,321,906)			(1,517,991)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax RBLX Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 10.5%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 10.5%
Roblox Corp., Expiration: 5/1/2026; Exercise Price: $68.00	$552,600	100	$7,600
Roblox Corp., Expiration: 5/1/2026; Exercise Price: $67.00	431,028	78	6,084
Roblox Corp., Expiration: 5/1/2026; Exercise Price: $61.00	381,294	69	13,800
Roblox Corp., Expiration: 5/1/2026; Exercise Price: $60.00	276,300	50	11,475
Roblox Corp., Expiration: 5/8/2026; Exercise Price: $56.01	1,641,222	297	133,947
			172,906

TOTAL PURCHASED OPTIONS (Cost $181,012)			172,906

SHORT-TERM INVESTMENTS - 105.1%
Money Market Funds - 32.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)(f)		532,451	532,451

		Principal
U.S. Treasury Bills - 72.9%		Amount	Value
U.S. Treasury Bill, 8/6/2026, 3.63%(g)		165,000	163,408
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)		1,054,000	1,040,917
			1,204,325

TOTAL SHORT-TERM INVESTMENTS (Cost $1,736,714)			1,736,776

TOTAL INVESTMENTS - 115.6% (Cost $1,917,726)			$1,909,682
Liabilities in Excess of Other Assets - (15.6)%			(257,915)
TOTAL NET ASSETS - 100.0%			$1,651,767

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)	The rate shown is the annualized effective yield as of April 30, 2026.

YieldMax RBLX Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (12.5)%(a)(b)	Amount	Contracts	Value
Call Options - (4.6)%
Roblox Corp., Expiration: 5/1/2026; Exercise Price: $63.00	$(552,600)	(100)	$(15,250)
Roblox Corp., Expiration: 5/1/2026; Exercise Price: $62.00	(431,028)	(78)	(13,104)
Roblox Corp., Expiration: 5/1/2026; Exercise Price: $55.00	(657,594)	(119)	(48,493)
			(76,847)
Put Options - (7.9)%
Roblox Corp., Expiration: 5/8/2026; Exercise Price: $56.01	(1,641,222)	(297)	(130,383)

TOTAL WRITTEN OPTIONS (Premiums received $215,035)			(207,230)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax Short COIN Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 8.3%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.3%
Coinbase Global, Inc., Expiration: 5/15/2026; Exercise Price: $310.00	$28,353,270	1,510	$46,055
Coinbase Global, Inc., Expiration: 5/15/2026; Exercise Price: $250.00	6,571,950	350	27,825
Coinbase Global, Inc., Expiration: 6/18/2026; Exercise Price: $300.00	3,285,975	175	24,500
			98,380
Put Options - 8.0%
Coinbase Global, Inc., Expiration: 5/1/2026; Exercise Price: $185.00	3,943,170	210	32,655
Coinbase Global, Inc., Expiration: 5/1/2026; Exercise Price: $182.50	13,801,095	735	62,843
Coinbase Global, Inc., Expiration: 5/1/2026; Exercise Price: $180.00	1,877,700	100	4,600
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $175.00	11,266,200	600	259,500
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $167.50	4,037,055	215	51,707
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $162.50	1,877,700	100	17,000
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $160.00	1,408,275	75	9,788
Coinbase Global, Inc., Expiration: 5/15/2026; Exercise Price: $190.00	38,211,195	2,035	2,670,937
			3,109,030
TOTAL PURCHASED OPTIONS (Cost $6,109,462)			3,207,410

SHORT-TERM INVESTMENTS - 99.1%
Money Market Funds - 13.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		5,318,569	5,318,569

		Principal
U.S. Treasury Bills - 85.4%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)(g)		16,965,000	16,946,490
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		9,916,000	9,847,532
U.S. Treasury Bill, 8/6/2026, 3.63%(f)		3,304,000	3,272,130
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		3,136,000	3,097,072
			33,163,224
TOTAL SHORT-TERM INVESTMENTS (Cost $38,479,154)			38,481,793

TOTAL INVESTMENTS - 107.4% (Cost $44,588,616)			$41,689,203
Liabilities in Excess of Other Assets - (7.4)%			(2,856,628)
TOTAL NET ASSETS - 100.0%			$38,832,575

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax Short COIN Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (9.0)%(a)(b)	Amount	Contracts	Value
Call Options - (5.8)%
Coinbase Global, Inc., Expiration: 5/15/2026; Exercise Price: $190.02	$(38,211,195)	(2,035)	$(2,273,197)

Put Options - (3.2)%
Coinbase Global, Inc., Expiration: 5/1/2026; Exercise Price: $195.00	(3,473,745)	(185)	(161,412)
Coinbase Global, Inc., Expiration: 5/1/2026; Exercise Price: $192.50	(13,801,095)	(735)	(431,813)
Coinbase Global, Inc., Expiration: 5/1/2026; Exercise Price: $190.00	(2,347,125)	(125)	(50,000)
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $182.50	(11,266,200)	(600)	(432,000)
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $177.50	(4,037,055)	(215)	(108,038)
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $172.50	(1,877,700)	(100)	(35,500)
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $170.00	(1,408,275)	(75)	(21,862)
			(1,240,625)
TOTAL WRITTEN OPTIONS (Premiums received $5,490,483)			(3,513,822)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax Short N100 Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

	Notional
PURCHASED OPTIONS - 0.6%(a)(b)(c)(d)	Amount	Contracts	Value
Call Options - 0.0%(e)
Invesco QQQ Trust Series 1, Expiration: 6/18/2026; Exercise Price: $900.00	$17,428,014	261	$522

Put Options - 0.6%
Invesco QQQ Trust Series 1, Expiration: 5/1/2026; Exercise Price: $600.00	2,003,220	30	45
Invesco QQQ Trust Series 1, Expiration: 5/1/2026; Exercise Price: $580.00	2,270,316	34	34
Invesco QQQ Trust Series 1, Expiration: 6/18/2026; Exercise Price: $600.00	14,022,540	210	82,635
			82,714
TOTAL PURCHASED OPTIONS (Cost $303,820)			83,236

SHORT-TERM INVESTMENTS - 99.9%
Money Market Funds - 13.0%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)		1,826,732	1,826,732

		Principal
U.S. Treasury Bills - 86.9%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(g)		1,853,000	1,850,979
U.S. Treasury Bill, 6/11/2026, 3.57%(g)		1,461,000	1,455,018
U.S. Treasury Bill, 7/9/2026, 3.63%(g)		3,164,000	3,142,154
U.S. Treasury Bill, 8/6/2026, 3.63%(g)		2,389,000	2,365,956
U.S. Treasury Bill, 9/3/2026, 3.64%(g)		3,407,000	3,364,707
			12,178,814

TOTAL SHORT-TERM INVESTMENTS (Cost $14,005,204)			14,005,546

TOTAL INVESTMENTS - 100.5% (Cost $14,309,024)			$14,088,782
Liabilities in Excess of Other Assets - (0.5)%			(64,681)
TOTAL NET ASSETS - 100.0%			$14,024,101

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	Does not round to 0.1% or (0.1)%, as applicable.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(g)	The rate shown is the annualized effective yield as of April 30, 2026.

YieldMax Short N100 Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (11.5)%(a)(b)	Amount	Contracts	Value
Call Options - (11.3)%
Invesco QQQ Trust Series 1, Expiration: 6/18/2026; Exercise Price: $600.02	$(14,022,540)	(210)	$(1,590,750)

Put Options - (0.2)%
Invesco QQQ Trust Series 1, Expiration: 5/1/2026; Exercise Price: $648.00	(2,670,960)	(40)	(420)
Invesco QQQ Trust Series 1, Expiration: 5/1/2026; Exercise Price: $643.00	(4,006,440)	(60)	(420)
Invesco QQQ Trust Series 1, Expiration: 5/8/2026; Exercise Price: $655.00	(4,340,310)	(65)	(19,793)
Invesco QQQ Trust Series 1, Expiration: 5/8/2026; Exercise Price: $648.00	(1,669,350)	(25)	(4,800)
Invesco QQQ Trust Series 1, Expiration: 5/8/2026; Exercise Price: $645.00	(1,335,480)	(20)	(3,150)
			(28,583)

TOTAL WRITTEN OPTIONS (Premiums received $752,743)			(1,619,333)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax Short NVDA Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 1.3%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.0%(e)
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $280.00	$14,887,922	746	$1,865

Put Options - 1.3%
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $190.00	7,184,520	360	3,060
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $185.00	2,195,270	110	385
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $190.00	9,379,790	470	122,435
			125,880

TOTAL PURCHASED OPTIONS (Cost $717,044)			127,745

SHORT-TERM INVESTMENTS - 101.9%
Money Market Funds - 18.0%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)		1,770,828	1,770,828

		Principal
U.S. Treasury Bills - 83.9%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(g)(h)		$3,305,000	3,301,394
U.S. Treasury Bill, 6/11/2026, 3.57%(g)		1,000,000	995,906
U.S. Treasury Bill, 7/9/2026, 3.63%(g)		1,833,000	1,820,344
U.S. Treasury Bill, 8/6/2026, 3.63%(g)		1,151,000	1,139,897
U.S. Treasury Bill, 9/3/2026, 3.64%(g)		995,000	982,649
			8,240,190

TOTAL SHORT-TERM INVESTMENTS (Cost $10,010,159)			10,011,018

TOTAL INVESTMENTS - 103.2% (Cost $10,727,203)			$10,138,763
Liabilities in Excess of Other Assets - (3.2)%			(314,757)
TOTAL NET ASSETS - 100.0%			$9,824,006

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	Does not round to 0.1% or (0.1)%, as applicable.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(g)	The rate shown is the annualized effective yield as of April 30, 2026.

(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax Short NVDA Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (6.4)%(a)(b)	Amount	Contracts	Value
Call Options - (6.0)%
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $190.02	$(9,379,790)	(470)	$(587,904)

Put Options - (0.4)%
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $197.50	(7,184,520)	(360)	(32,940)
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $195.00	(2,195,270)	(110)	(4,235)
			(37,175)
TOTAL WRITTEN OPTIONS (Premiums received $649,134)			(625,079)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax Short TSLA Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 7.7%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.0%(e)
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $595.00	$19,577,619	513	$7,952

Put Options - 7.7%
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $347.50	10,036,869	263	1,183
Tesla, Inc., Expiration: 5/8/2026; Exercise Price: $355.00	9,540,750	250	33,875
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $405.00	19,577,619	513	1,421,010
			1,456,068
TOTAL PURCHASED OPTIONS (Cost $1,783,871)			1,464,020

SHORT-TERM INVESTMENTS - 91.8%
Money Market Funds - 7.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)		1,363,664	1,363,664

		Principal
U.S. Treasury Bills - 84.6%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(g)(h)		$6,115,000	6,108,328
U.S. Treasury Bill, 6/11/2026, 3.57%(g)		1,528,000	1,521,744
U.S. Treasury Bill, 7/9/2026, 3.63%(g)		837,000	831,221
U.S. Treasury Bill, 8/6/2026, 3.63%(g)(h)		4,819,000	4,772,515
U.S. Treasury Bill, 9/3/2026, 3.64%(g)		2,836,000	2,800,796
			16,034,604

TOTAL SHORT-TERM INVESTMENTS (Cost $17,396,458)			17,398,268

TOTAL INVESTMENTS - 99.5% (Cost $19,180,329)			$18,862,288
Other Assets in Excess of Liabilities - 0.5%			89,473
TOTAL NET ASSETS - 100.0%			$18,951,761

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	Does not round to 0.1% or (0.1)%, as applicable.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(g)	The rate shown is the annualized effective yield as of April 30, 2026.

(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax Short TSLA Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (2.0)%(a)(b)	Amount	Contracts	Value
Call Options - (1.3)%
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $405.02	$(19,577,619)	(513)	$(246,332)

Put Options - (0.7)%
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $367.50	(10,036,869)	(263)	(7,364)
Tesla, Inc., Expiration: 5/8/2026; Exercise Price: $372.50	(9,540,750)	(250)	(126,250)
			(133,614)

TOTAL WRITTEN OPTIONS (Premiums received $1,570,915)			(379,946)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax SMCI Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

	Notional
PURCHASED OPTIONS - 4.9%(a)(b)(c)(d)	Amount	Contracts	Value
Call Options - 4.9%
Super Micro Computer, Inc., Expiration: 5/1/2026; Exercise Price: $29.00	$43,840,000	16,000	$104,000
Super Micro Computer, Inc., Expiration: 5/8/2026; Exercise Price: $29.50	42,294,640	15,436	1,543,600
Super Micro Computer, Inc., Expiration: 5/8/2026; Exercise Price: $29.00	20,550,000	7,500	870,000
Super Micro Computer, Inc., Expiration: 5/15/2026; Exercise Price: $32.00	106,684,640	38,936	2,803,392
			5,320,992
TOTAL PURCHASED OPTIONS (Cost $15,436,764)			5,320,992

SHORT-TERM INVESTMENTS - 117.6%
Money Market Funds - 3.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		4,210,164	4,210,164

		Principal
U.S. Treasury Bills - 113.7%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		$7,383,000	7,374,945
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		14,691,000	14,630,850
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		41,788,000	41,499,463
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)		44,533,000	44,103,430
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		14,535,000	14,354,574
			121,963,262
TOTAL SHORT-TERM INVESTMENTS (Cost $126,136,903)			126,173,426

TOTAL INVESTMENTS - 122.5% (Cost $141,573,667)			$131,494,418
Liabilities in Excess of Other Assets - (22.5)%			(24,188,018)
TOTAL NET ASSETS - 100.0%			$107,306,400

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax SMCI Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (23.7)%(a)(b)	Amount	Contracts	Value
Call Options - (4.5)%
Super Micro Computer, Inc., Expiration: 5/1/2026; Exercise Price: $28.00	$(30,140,000)	(11,000)	$(242,000)
Super Micro Computer, Inc., Expiration: 5/1/2026; Exercise Price: $27.00	(13,700,000)	(5,000)	(340,000)
Super Micro Computer, Inc., Expiration: 5/8/2026; Exercise Price: $27.50	(42,294,640)	(15,436)	(2,755,326)
Super Micro Computer, Inc., Expiration: 5/8/2026; Exercise Price: $27.00	(20,550,000)	(7,500)	(1,518,750)
			(4,856,076)
Put Options - (19.2)%
Super Micro Computer, Inc., Expiration: 5/15/2026; Exercise Price: $32.01	(106,684,640)	(38,936)	(20,599,870)

TOTAL WRITTEN OPTIONS (Premiums received $21,184,321)			(25,455,946)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax SNOW Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 2.7%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 2.7%
Snowflake, Inc., Expiration: 5/1/2026; Exercise Price: $149.00	$4,230,570	310	$1,240
Snowflake, Inc., Expiration: 5/1/2026; Exercise Price: $147.00	4,435,275	325	1,625
Snowflake, Inc., Expiration: 5/8/2026; Exercise Price: $147.00	2,592,930	190	33,345
Snowflake, Inc., Expiration: 5/8/2026; Exercise Price: $145.00	5,458,800	400	88,400
Snowflake, Inc., Expiration: 5/15/2026; Exercise Price: $150.01	16,717,575	1,225	321,685
			446,295
TOTAL PURCHASED OPTIONS (Cost $1,298,370)			446,295

SHORT-TERM INVESTMENTS - 107.9%
Money Market Funds - 7.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,317,217	1,317,217

		Principal
U.S. Treasury Bills - 100.0%		Amount	Value
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		$2,553,000	2,542,547
U.S. Treasury Bill, 7/9/2026, 3.63%(f)		3,843,000	3,816,465
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)		5,444,000	5,391,487
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)		5,000,000	4,937,934
			16,688,433
TOTAL SHORT-TERM INVESTMENTS (Cost $18,007,488)			18,005,650

TOTAL INVESTMENTS - 110.6% (Cost $19,305,858)			$18,451,945
Liabilities in Excess of Other Assets - (10.6)%			(1,770,796)
TOTAL NET ASSETS - 100.0%			$16,681,149

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax SNOW Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (13.4)%(a)(b)	Amount	Contracts	Value
Call Options - (1.7)%
Snowflake, Inc., Expiration: 5/1/2026; Exercise Price: $142.00	$(4,230,570)	(310)	$(10,230)
Snowflake, Inc., Expiration: 5/1/2026; Exercise Price: $140.00	(4,435,275)	(325)	(21,775)
Snowflake, Inc., Expiration: 5/8/2026; Exercise Price: $140.00	(2,592,930)	(190)	(70,300)
Snowflake, Inc., Expiration: 5/8/2026; Exercise Price: $138.00	(5,458,800)	(400)	(182,000)
			(284,305)
Put Options - (11.7)%
Snowflake, Inc., Expiration: 5/15/2026; Exercise Price: $150.01	(16,717,575)	(1,225)	(1,948,767)

TOTAL WRITTEN OPTIONS (Premiums received $2,082,047)			(2,233,072)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax TSLA Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 1.2%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.2%
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $407.50	$76,326,000	2,000	$23,000
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $405.00	228,978,000	6,000	84,000
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $402.50	190,815,000	5,000	90,000
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $400.00	267,141,000	7,000	171,500
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $397.50	69,418,497	1,819	61,846
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $410.00	420,098,304	11,008	4,293,120
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $405.00	412,580,193	10,811	5,243,335
			9,966,801

TOTAL PURCHASED OPTIONS (Cost $78,807,804)			9,966,801

SHORT-TERM INVESTMENTS - 106.7%
Money Market Funds - 1.8%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		14,934,985	14,934,985

		Principal
U.S. Treasury Bills - 104.9%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)		$108,563,000	108,444,551
U.S. Treasury Bill, 6/11/2026, 3.57%(f)		194,374,000	193,578,172
U.S. Treasury Bill, 7/9/2026, 3.63%(f)		197,990,000	196,622,921
U.S. Treasury Bill, 8/6/2026, 3.63%(f)		200,601,000	198,665,981
U.S. Treasury Bill, 9/3/2026, 3.64%(f)		183,223,000	180,948,618
			878,260,243
TOTAL SHORT-TERM INVESTMENTS (Cost $893,242,440)			893,195,228

TOTAL INVESTMENTS - 107.9% (Cost $972,050,244)			$903,162,029
Liabilities in Excess of Other Assets - (7.9)%			(65,938,709)
TOTAL NET ASSETS - 100.0%			$837,223,320

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

YieldMax TSLA Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (8.3)%(a)(b)	Amount	Contracts	Value
Call Options - (0.6)%
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $390.00	$(76,326,000)	(2,000)	$(214,000)
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $387.50	(228,978,000)	(6,000)	(936,000)
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $385.00	(190,815,000)	(5,000)	(1,127,500)
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $382.50	(267,141,000)	(7,000)	(2,240,000)
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $380.00	(69,418,497)	(1,819)	(814,002)
			(5,331,502)
Put Options - (7.7)%
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $410.01	(420,098,304)	(11,008)	(34,737,395)
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $405.01	(412,580,193)	(10,811)	(29,740,521)
			(64,477,916)

TOTAL WRITTEN OPTIONS (Premiums received $81,106,080)			(69,809,418)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax TSM Option Income Strategy ETF
Schedule of Investments
April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 10.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 10.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/1/2026; Exercise Price: $405.00	$24,516,114	619	$50,758
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/1/2026; Exercise Price: $397.50	15,842,400	400	123,400
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/8/2026; Exercise Price: $412.50	38,932,698	983	452,180
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/8/2026; Exercise Price: $410.00	3,960,600	100	49,500
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/8/2026; Exercise Price: $405.00	18,971,274	479	301,770
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/15/2026; Exercise Price: $360.01	19,803,000	500	1,973,290
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/15/2026; Exercise Price: $360.00	82,420,086	2,081	8,147,115
			11,098,013
TOTAL PURCHASED OPTIONS (Cost $4,992,191)			11,098,013

SHORT-TERM INVESTMENTS - 92.2%
Money Market Funds - 4.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	4,640,772	4,640,772

	Principal
U.S. Treasury Bills - 87.7%	Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)	$11,627,000	11,614,314
U.S. Treasury Bill, 6/11/2026, 3.57%(f)	18,434,000	18,358,525
U.S. Treasury Bill, 7/9/2026, 3.63%(f)	16,519,000	16,404,940
U.S. Treasury Bill, 8/6/2026, 3.63%(f)	24,312,000	24,077,484
U.S. Treasury Bill, 9/3/2026, 3.64%(f)	19,531,000	19,288,558
		89,743,821
TOTAL SHORT-TERM INVESTMENTS (Cost $94,385,752)		94,384,593
TOTAL INVESTMENTS - 103.0% (Cost $99,377,943)		$105,482,606
Liabilities in Excess of Other Assets - (3.0)%		(3,108,703)
TOTAL NET ASSETS - 100.0%		$102,373,903

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

YieldMax TSM Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (2.6)%(a)(b)	Amount	Contracts	Value
Call Options - (1.9)%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/1/2026; Exercise Price: $395.00	$(24,516,114)	(619)	$(270,812)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/1/2026; Exercise Price: $390.00	(15,842,400)	(400)	(308,000)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/8/2026; Exercise Price: $402.50	(38,932,698)	(983)	(732,335)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/8/2026; Exercise Price: $400.00	(3,960,600)	(100)	(85,250)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/8/2026; Exercise Price: $395.00	(18,971,274)	(479)	(529,295)
			(1,925,692)

Put Options - (0.7)%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/15/2026; Exercise Price: $360.01	(102,223,086)	(2,581)	(693,773)

TOTAL WRITTEN OPTIONS (Premiums received $8,598,490)			(2,619,465)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

YieldMax Ultra Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
Financial Services - 8.6%
IREN Ltd. (a)	900,000	$40,959,000
Robinhood Markets, Inc. - Class A(a)	449,800	32,785,922
		73,744,922

Health Care - 1.8%
TransMedics Group, Inc.(a)	150,000	15,118,500

Industrial Services - 9.3%
Comfort Systems USA, Inc.	20,000	36,805,000
Quanta Services, Inc.	58,000	42,210,660
		79,015,660

Materials - 3.2%
Southern Copper Corp.	159,141	27,322,970

Media - 8.8%
Alphabet, Inc. - Class A	125,500	48,292,400
Reddit, Inc. - Class A(a)	185,000	27,237,550
		75,529,950

Retail & Wholesale - Discretionary - 5.2%
Amazon.com, Inc.(a)	166,000	43,999,960

Software & Tech Services - 16.3%
Fortinet, Inc.(a)	360,000	30,351,600
Palantir Technologies, Inc. - Class A(a)	269,900	37,545,789
Shopify, Inc. - Class A(a)	260,000	31,493,800
Strategy, Inc. - Class A(a)	240,000	39,708,000
		139,099,189

Tech Hardware & Semiconductors - 38.2%(b)
Advanced Micro Devices, Inc.(a)	100,000	35,449,000
Analog Devices, Inc.	116,000	46,662,160
Astera Labs, Inc.(a)	200,000	38,948,000
Ciena Corp.(a)	80,000	42,206,400
Coherent Corp.(a)	120,000	38,365,200
Lam Research Corp.	165,000	42,546,900
Lumentum Holdings, Inc.(a)	46,000	41,506,720
NVIDIA Corp.	205,400	40,991,678
		326,676,058

TOTAL COMMON STOCKS (Cost $598,746,633)		780,507,209

EXCHANGE TRADED FUNDS - 8.5%	Shares	Value
Amplify Junior Silver Miners ETF	1,224,000	35,887,680

VanEck Gold Miners ETF	419,000	$36,993,510
		72,881,190
TOTAL EXCHANGE TRADED FUNDS (Cost $71,145,500)		72,881,190

PURCHASED OPTIONS - 2.1%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Put Options - 2.1%
Advanced Micro Devices, Inc., Expiration: 5/8/2026; Exercise Price: $330.00	70,898,000	2,000	1,595,000
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $355.00	96,584,800	2,510	115,460
Amazon.com, Inc., Expiration: 5/8/2026; Exercise Price: $240.00	87,999,920	3,320	73,040
Amplify Junior Silver Miners ETF, Expiration: 5/1/2026; Exercise Price: $28.50	35,887,680	12,240	146,880
Amplify Junior Silver Miners ETF, Expiration: 5/8/2026; Exercise Price: $26.00	35,887,680	12,240	183,600
Analog Devices, Inc., Expiration: 5/1/2026; Exercise Price: $382.50	46,662,160	1,160	52,200
Analog Devices, Inc., Expiration: 5/1/2026; Exercise Price: $365.00	46,662,160	1,160	118,900
Astera Labs, Inc., Expiration: 5/1/2026; Exercise Price: $175.00	38,948,000	2,000	20,000
Ciena Corp., Expiration: 5/15/2026; Exercise Price: $490.00	84,412,800	1,600	2,896,000
Coherent Corp., Expiration: 5/1/2026; Exercise Price: $282.50	38,365,200	1,200	18,000
Comfort Systems USA, Inc., Expiration: 5/15/2026; Exercise Price: $1,700.00	73,610,000	400	1,232,000
Fortinet, Inc., Expiration: 5/8/2026; Exercise Price: $77.00	60,703,200	7,200	1,285,200
IREN Ltd., Expiration: 5/8/2026; Exercise Price: $40.00	40,959,000	9,000	1,341,000
Lam Research Corp., Expiration: 5/1/2026; Exercise Price: $250.00	42,546,900	1,650	211,200
Lam Research Corp., Expiration: 5/8/2026; Exercise Price: $230.00	42,546,900	1,650	284,625
Lumentum Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $835.00	41,506,720	460	2,332,200
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $185.00	40,991,678	2,054	7,189
Palantir Technologies, Inc., Expiration: 5/1/2026; Exercise Price: $131.00	37,545,789	2,699	18,893
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $125.00	37,545,789	2,699	524,955
Quanta Services, Inc., Expiration: 5/15/2026; Exercise Price: $660.00	84,421,320	1,160	466,900
Reddit, Inc., Expiration: 5/1/2026; Exercise Price: $142.00	27,237,550	1,850	1,197,875
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $66.00	32,785,922	4,498	184,418
Shopify, Inc., Expiration: 5/8/2026; Exercise Price: $109.00	31,493,800	2,600	679,900
Southern Copper Corp., Expiration: 5/1/2026; Exercise Price: $167.50	27,315,879	1,591	186,943
Southern Copper Corp., Expiration: 5/8/2026; Exercise Price: $155.00	27,315,879	1,591	230,695
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $146.00	39,708,000	2,400	314,400
TransMedics Group, Inc., Expiration: 5/15/2026; Exercise Price: $105.00	15,118,500	1,500	1,552,500
TransMedics Group, Inc., Expiration: 5/15/2026; Exercise Price: $90.00	15,118,500	1,500	476,250
VanEck Gold Miners ETF, Expiration: 5/1/2026; Exercise Price: $86.00	36,993,510	4,190	85,895
VanEck Gold Miners ETF, Expiration: 5/8/2026; Exercise Price: $81.00	36,993,510	4,190	157,125
			17,989,243
TOTAL PURCHASED OPTIONS (Cost $22,108,946)			17,989,243

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)	12,718,079	$12,718,079
TOTAL SHORT-TERM INVESTMENTS (Cost $12,718,079)		12,718,079

TOTAL INVESTMENTS - 103.5% (Cost $704,719,158)		$884,095,721
Liabilities in Excess of Other Assets - (3.5)%		(29,640,097)
TOTAL NET ASSETS - 100.0%		$854,455,624

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

YieldMax Ultra Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (3.9)%(a)(b)	Amount	Contracts	Value
Call Options - (2.5)%
Advanced Micro Devices, Inc., Expiration: 5/8/2026; Exercise Price: $377.50	$(35,449,000)	(1,000)	$(957,500)
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $397.50	(48,292,400)	(1,255)	(371,480)
Amazon.com, Inc., Expiration: 5/8/2026; Exercise Price: $272.50	(43,999,960)	(1,660)	(355,240)
Amplify Junior Silver Miners ETF, Expiration: 5/8/2026; Exercise Price: $29.50	(35,887,680)	(12,240)	(905,760)
Analog Devices, Inc., Expiration: 5/1/2026; Exercise Price: $402.50	(46,662,160)	(1,160)	(385,700)
Astera Labs, Inc., Expiration: 5/1/2026; Exercise Price: $197.50	(38,948,000)	(2,000)	(513,000)
Ciena Corp., Expiration: 5/15/2026; Exercise Price: $565.00	(42,206,400)	(800)	(1,620,000)
Coherent Corp., Expiration: 5/1/2026; Exercise Price: $320.00	(38,365,200)	(1,200)	(738,000)
Comfort Systems USA, Inc., Expiration: 5/15/2026; Exercise Price: $1,960.00	(36,805,000)	(200)	(775,000)
Fortinet, Inc., Expiration: 5/8/2026; Exercise Price: $90.00	(30,351,600)	(3,600)	(824,400)
IREN Ltd., Expiration: 5/8/2026; Exercise Price: $46.50	(40,959,000)	(9,000)	(2,970,000)
Lam Research Corp., Expiration: 5/8/2026; Exercise Price: $265.00	(42,546,900)	(1,650)	(1,056,000)
Lumentum Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $970.00	(41,506,720)	(460)	(2,484,000)
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $207.50	(40,991,678)	(2,054)	(44,161)
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $146.00	(37,545,789)	(2,699)	(1,147,075)
Quanta Services, Inc., Expiration: 5/15/2026; Exercise Price: $770.00	(42,210,660)	(580)	(443,700)
Reddit, Inc., Expiration: 5/1/2026; Exercise Price: $160.00	(27,237,550)	(1,850)	(897,250)
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $77.00	(32,785,922)	(4,498)	(463,294)
Shopify, Inc., Expiration: 5/8/2026; Exercise Price: $127.00	(31,493,800)	(2,600)	(1,306,500)
Southern Copper Corp., Expiration: 5/8/2026; Exercise Price: $177.50	(27,315,879)	(1,591)	(509,120)
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $170.00	(39,708,000)	(2,400)	(1,260,000)
TransMedics Group, Inc., Expiration: 5/15/2026; Exercise Price: $110.00	(15,118,500)	(1,500)	(675,000)
VanEck Gold Miners ETF, Expiration: 5/8/2026; Exercise Price: $92.50	(36,993,510)	(4,190)	(251,400)
			(20,953,580)

Put Options - (1.4)%
Advanced Micro Devices, Inc., Expiration: 5/8/2026; Exercise Price: $340.00	(35,449,000)	(1,000)	(1,125,000)
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $370.00	(48,292,400)	(1,255)	(252,882)
Amazon.com, Inc., Expiration: 5/8/2026; Exercise Price: $252.50	(43,999,960)	(1,660)	(176,790)
Amplify Junior Silver Miners ETF, Expiration: 5/1/2026; Exercise Price: $30.00	(35,887,680)	(12,240)	(1,046,520)
Analog Devices, Inc., Expiration: 5/1/2026; Exercise Price: $397.50	(46,662,160)	(1,160)	(255,200)
Ciena Corp., Expiration: 5/15/2026; Exercise Price: $507.50	(42,206,400)	(800)	(2,112,000)

Comfort Systems USA, Inc., Expiration: 5/15/2026; Exercise Price: $1,760.00	$(36,805,000)	(200)	$(961,000)
Fortinet, Inc., Expiration: 5/8/2026; Exercise Price: $80.00	(30,351,600)	(3,600)	(966,600)
Lam Research Corp., Expiration: 5/1/2026; Exercise Price: $260.00	(42,546,900)	(1,650)	(853,875)
Palantir Technologies, Inc., Expiration: 5/1/2026; Exercise Price: $136.00	(37,545,789)	(2,699)	(125,504)
Quanta Services, Inc., Expiration: 5/15/2026; Exercise Price: $690.00	(42,210,660)	(580)	(504,600)
Southern Copper Corp., Expiration: 5/1/2026; Exercise Price: $175.00	(27,315,879)	(1,591)	(747,770)
TransMedics Group, Inc., Expiration: 5/15/2026; Exercise Price: $110.00	(15,118,500)	(1,500)	(2,062,500)
VanEck Gold Miners ETF, Expiration: 5/1/2026; Exercise Price: $90.00	(36,993,510)	(4,190)	(877,805)
			(12,068,046)
TOTAL WRITTEN OPTIONS (Premiums received $32,572,699)			(33,021,626)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

YieldMax Ultra Short Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 0.0%(a)	Shares	Value
Materials - 0.0%(a)
Energy Fuels, Inc.(b)	100	$2,164
TOTAL COMMON STOCKS (Cost $1,798)		2,164

PURCHASED OPTIONS - 3.1%(b)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 3.1%
Carrier Global Corp., Expiration: 5/15/2026; Exercise Price: $67.50	1,477,740	220	35,200
Cava Group, Inc., Expiration: 5/1/2026; Exercise Price: $102.00	859,372	92	2,668
Centene Corp., Expiration: 5/1/2026; Exercise Price: $44.00	885,885	165	152,625
Centene Corp., Expiration: 5/8/2026; Exercise Price: $57.00	885,885	165	4,950
Conagra Brands, Inc., Expiration: 5/8/2026; Exercise Price: $15.50	1,033,200	720	1,800
Delta Air Lines, Inc., Expiration: 5/8/2026; Exercise Price: $73.00	1,631,760	240	7,800
Eaton Corp. PLC, Expiration: 5/8/2026; Exercise Price: $465.00	1,299,030	30	9,525
Etsy, Inc., Expiration: 5/8/2026; Exercise Price: $69.00	1,672,840	260	14,430
GameStop Corp., Expiration: 5/15/2026; Exercise Price: $27.00	998,000	400	15,000
Invesco QQQ Trust Series 1, Expiration: 5/8/2026; Exercise Price: $710.00	1,602,576	24	132
iShares MSCI Japan ETF, Expiration: 5/1/2026; Exercise Price: $93.50	1,247,400	140	140
KKR & Co., Inc., Expiration: 5/1/2026; Exercise Price: $110.00	1,919,856	184	3,680
Lennar Corp., Expiration: 5/1/2026; Exercise Price: $103.00	767,550	85	5,737
Live Nation Entertainment, Inc., Expiration: 5/1/2026; Exercise Price: $167.50	1,326,696	84	3,990
Lyft, Inc., Expiration: 5/8/2026; Exercise Price: $15.50	1,443,300	1,020	52,530
Marathon Petroleum Corp., Expiration: 5/15/2026; Exercise Price: $240.00	1,340,766	54	75,600
Moderna, Inc., Expiration: 5/8/2026; Exercise Price: $52.00	689,100	150	9,600
Nike, Inc., Expiration: 5/8/2026; Exercise Price: $48.00	1,614,704	364	2,912
Oklo, Inc., Expiration: 5/8/2026; Exercise Price: $70.00	1,160,000	160	91,200
Rocket Lab Corp., Expiration: 5/8/2026; Exercise Price: $82.00	825,100	100	52,500
Salesforce, Inc., Expiration: 5/8/2026; Exercise Price: $192.50	882,650	50	3,325
Salesforce, Inc., Expiration: 5/8/2026; Exercise Price: $190.00	882,650	50	4,675
Starbucks Corp., Expiration: 5/1/2026; Exercise Price: $107.00	863,706	82	1,804
Starbucks Corp., Expiration: 5/8/2026; Exercise Price: $114.00	863,706	82	2,050
Target Corp., Expiration: 5/8/2026; Exercise Price: $139.00	1,790,550	138	1,725
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $407.50	1,068,564	28	322
T-Mobile US, Inc., Expiration: 5/1/2026; Exercise Price: $205.00	488,750	25	313
T-Mobile US, Inc., Expiration: 5/8/2026; Exercise Price: $212.50	488,750	25	812
U.S. Oil Fund LP, Expiration: 5/1/2026; Exercise Price: $143.00	808,995	55	27,363
U.S. Oil Fund LP, Expiration: 5/8/2026; Exercise Price: $161.00	808,995	55	13,998
Zoetis, Inc., Expiration: 5/15/2026; Exercise Price: $130.00	1,448,622	126	7,560
			605,966
TOTAL PURCHASED OPTIONS (Cost $376,621)			605,966

SHORT-TERM INVESTMENTS - 93.4%
Money Market Funds - 9.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)	1,769,145	$1,769,145

	Principal
U.S. Treasury Bills - 84.3%	Amount	Value
U.S. Treasury Bill, 6/11/2026, 3.57%(g)	$1,500,000	1,493,859
U.S. Treasury Bill, 7/9/2026, 3.63%(g)(h)	5,467,000	5,429,251
U.S. Treasury Bill, 8/6/2026, 3.63%(g)(h)	5,485,000	5,432,091
U.S. Treasury Bill, 9/3/2026, 3.64%(g)	4,096,000	4,045,156
		16,400,357

TOTAL SHORT-TERM INVESTMENTS (Cost $18,172,424)		18,169,502

TOTAL INVESTMENTS - 96.5% (Cost $18,550,843)		$18,777,632
Other Assets in Excess of Liabilities - 3.5%		674,087
TOTAL NET ASSETS - 100.0%		$19,451,719

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Does not round to 0.1% or (0.1)%, as applicable.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(g)	The rate shown is the annualized effective yield as of April 30, 2026.

(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax Ultra Short Option Income Strategy ETF

Schedule of Securities Sold Short

April 30, 2026 (Unaudited)

COMMON STOCKS - (85.8)%	Shares	Value
Consumer Discretionary Products - (10.8)%
Lennar Corp. - Class A	(8,500)	$(767,550)
Nike, Inc. - Class B	(18,200)	(807,352)
Tesla, Inc.	(1,400)	(534,282)
		(2,109,184)

Consumer Discretionary Services - (10.1)%
Cava Group, Inc.	(4,600)	(429,686)
Live Nation Entertainment, Inc.	(4,200)	(663,348)
Starbucks Corp.	(8,200)	(863,706)
		(1,956,740)

Consumer Staple Products - (2.7)%
Conagra Brands, Inc.	(36,000)	(516,600)

Financial Services - (4.9)%
KKR & Co., Inc.	(9,200)	(959,928)

Health Care - (10.1)%
Centene Corp.	(16,500)	(885,885)
Moderna, Inc.	(7,500)	(344,550)
Zoetis, Inc. - Class A	(6,300)	(724,311)
		(1,954,746)

Industrial Products - (11.4)%
Carrier Global Corp.	(11,000)	(738,870)
Eaton Corp. PLC	(1,500)	(649,515)
Rocket Lab Corp.	(10,000)	(825,100)
		(2,213,485)

Industrial Services - (4.2)%
Delta Air Lines, Inc.	(12,000)	(815,880)

Materials - 0.0%
Energy Fuels, Inc.	(100)	(2,164)

Media - (3.7)%
Lyft, Inc. - Class A	(51,000)	(721,650)

Oil & Gas - (3.4)%
Marathon Petroleum Corp.	(2,700)	(670,383)

Retail & Wholesale - Discretionary - (6.9)%
Etsy, Inc.	(13,000)	(836,420)
GameStop Corp. - Class A	(20,000)	(499,000)
		(1,335,420)

Retail & Wholesale - Staples - (4.6)%
Target Corp.	(6,900)	$(895,275)

Software & Tech Services - (4.5)%
Salesforce, Inc.	(5,000)	(882,650)

Telecommunications - (2.5)%
T-Mobile US, Inc.	(2,500)	(488,750)

Utilities - (6.0)%
Oklo, Inc. - Class A	(16,000)	(1,160,000)

TOTAL COMMON STOCKS (Proceeds ($15,980,638))		(16,682,855)

EXCHANGE TRADED FUNDS - (11.5)%	Shares	Value
Invesco QQQ Trust Series 1	(1,200)	(801,288)
iShares MSCI Japan ETF	(7,000)	(623,700)
U.S. Oil Fund LP	(5,500)	(808,995)
		(2,233,983)
TOTAL EXCHANGE TRADED FUNDS (Proceeds ($1,839,551))		(2,233,983)
TOTAL SECURITIES SOLD SHORT - (97.3)% (Proceeds $17,820,189)		$(18,916,838)

Percentages are stated as a percent of net assets.

YieldMax Ultra Short Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (4.0)%(a)(b)	Amount	Contracts	Value
Call Options - (2.9)%
Carrier Global Corp., Expiration: 5/15/2026; Exercise Price: $65.00	$(738,870)	(110)	$(33,550)
Cava Group, Inc., Expiration: 5/1/2026; Exercise Price: $98.00	(429,686)	(46)	(874)
Centene Corp., Expiration: 5/1/2026; Exercise Price: $42.00	(885,885)	(165)	(191,400)
Conagra Brands, Inc., Expiration: 5/8/2026; Exercise Price: $14.50	(516,600)	(360)	(6,300)
Delta Air Lines, Inc., Expiration: 5/8/2026; Exercise Price: $70.00	(815,880)	(120)	(11,820)
Eaton Corp. PLC, Expiration: 5/8/2026; Exercise Price: $447.50	(649,515)	(15)	(10,800)
Etsy, Inc., Expiration: 5/8/2026; Exercise Price: $66.00	(836,420)	(130)	(16,250)
GameStop Corp., Expiration: 5/15/2026; Exercise Price: $25.50	(499,000)	(200)	(13,400)
Invesco QQQ Trust Series 1, Expiration: 5/8/2026; Exercise Price: $677.00	(801,288)	(12)	(3,906)
iShares MSCI Japan ETF, Expiration: 5/1/2026; Exercise Price: $89.50	(623,700)	(70)	(2,975)
KKR & Co., Inc., Expiration: 5/1/2026; Exercise Price: $106.00	(959,928)	(92)	(5,060)
Live Nation Entertainment, Inc., Expiration: 5/1/2026; Exercise Price: $157.50	(663,348)	(42)	(4,830)
Lyft, Inc., Expiration: 5/8/2026; Exercise Price: $15.00	(721,650)	(510)	(34,170)
Marathon Petroleum Corp., Expiration: 5/15/2026; Exercise Price: $220.00	(670,383)	(27)	(81,405)
Moderna, Inc., Expiration: 5/8/2026; Exercise Price: $49.00	(344,550)	(75)	(10,425)
Nike, Inc., Expiration: 5/8/2026; Exercise Price: $45.00	(807,352)	(182)	(11,921)
Salesforce, Inc., Expiration: 5/8/2026; Exercise Price: $180.00	(882,650)	(50)	(17,250)
Starbucks Corp., Expiration: 5/1/2026; Exercise Price: $103.00	(863,706)	(82)	(23,247)
Target Corp., Expiration: 5/8/2026; Exercise Price: $132.00	(895,275)	(69)	(8,901)
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $390.00	(534,282)	(14)	(1,498)
T-Mobile US, Inc., Expiration: 5/1/2026; Exercise Price: $195.00	(488,750)	(25)	(5,187)
U.S. Oil Fund LP, Expiration: 5/1/2026; Exercise Price: $136.00	(808,995)	(55)	(60,363)
Zoetis, Inc., Expiration: 5/15/2026; Exercise Price: $120.00	(724,311)	(63)	(18,428)
			(573,960)

Put Options - (1.1)%
Carrier Global Corp., Expiration: 5/15/2026; Exercise Price: $60.00	(738,870)	(110)	(3,300)
Cava Group, Inc., Expiration: 5/1/2026; Exercise Price: $89.00	(429,686)	(46)	(552)
Centene Corp., Expiration: 5/8/2026; Exercise Price: $51.00	(885,885)	(165)	(7,755)
Conagra Brands, Inc., Expiration: 5/8/2026; Exercise Price: $13.50	(516,600)	(360)	(2,700)
Delta Air Lines, Inc., Expiration: 5/8/2026; Exercise Price: $65.00	(815,880)	(120)	(8,160)
Eaton Corp. PLC, Expiration: 5/8/2026; Exercise Price: $405.00	(649,515)	(15)	(6,300)
Etsy, Inc., Expiration: 5/8/2026; Exercise Price: $61.00	(836,420)	(130)	(9,815)
GameStop Corp., Expiration: 5/15/2026; Exercise Price: $24.00	(499,000)	(200)	(7,400)
Invesco QQQ Trust Series 1, Expiration: 5/8/2026; Exercise Price: $651.00	(801,288)	(12)	(2,820)
iShares MSCI Japan ETF, Expiration: 5/1/2026; Exercise Price: $84.50	(623,700)	(70)	(2,275)
KKR & Co., Inc., Expiration: 5/1/2026; Exercise Price: $97.00	(959,928)	(92)	(1,150)
Lennar Corp., Expiration: 5/1/2026; Exercise Price: $90.00	$(767,550)	(85)	$(7,650)

Live Nation Entertainment, Inc., Expiration: 5/1/2026; Exercise Price: $147.00	(663,348)	(42)	(1,365)
Lyft, Inc., Expiration: 5/8/2026; Exercise Price: $13.50	(721,650)	(510)	(34,935)
Marathon Petroleum Corp., Expiration: 5/15/2026; Exercise Price: $210.00	(670,383)	(27)	(2,295)
Moderna, Inc., Expiration: 5/8/2026; Exercise Price: $44.00	(344,550)	(75)	(12,000)
Nike, Inc., Expiration: 5/8/2026; Exercise Price: $42.00	(807,352)	(182)	(2,548)
Oklo, Inc., Expiration: 5/8/2026; Exercise Price: $61.00	(1,160,000)	(160)	(10,880)
Rocket Lab Corp., Expiration: 5/8/2026; Exercise Price: $71.00	(825,100)	(100)	(10,250)
Salesforce, Inc., Expiration: 5/8/2026; Exercise Price: $170.00	(882,650)	(50)	(11,150)
Starbucks Corp., Expiration: 5/8/2026; Exercise Price: $101.00	(863,706)	(82)	(3,936)
Target Corp., Expiration: 5/8/2026; Exercise Price: $123.00	(895,275)	(69)	(2,691)
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $362.50	(534,282)	(14)	(175)
T-Mobile US, Inc., Expiration: 5/8/2026; Exercise Price: $187.50	(488,750)	(25)	(2,313)
U.S. Oil Fund LP, Expiration: 5/8/2026; Exercise Price: $140.00	(808,995)	(55)	(22,687)
Zoetis, Inc., Expiration: 5/15/2026; Exercise Price: $115.00	(724,311)	(63)	(31,185)
			(208,287)

TOTAL WRITTEN OPTIONS (Premiums received $663,587)			(782,247)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax Universe Fund of Option Income ETFs

Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 98.6%	Shares	Value
YieldMax AAPL Option Income Strategy ETF(a)	1,164,653	$13,895,242
YieldMax ABNB Option Income Strategy ETF(a)	380,719	16,407,343
YieldMax AI & Tech Portfolio Option Income ETF(a)	427,918	18,297,774
YieldMax AI Option Income Strategy ETF(a)	1	8
YieldMax AMD Option Income Strategy ETF(a)	595,642	26,905,131
Yieldmax AMZN Option Income ETF(a)	1,661,067	20,746,727
YieldMax Bitcoin Option Income Strategy ETF(a)	1	14
YieldMax COIN Option Income Strategy ETF(a)	0	3
YieldMax Crypto Industry & Tech Portfolio Option Income ETF(a)	852,384	19,332,069
Yieldmax GME Option Income Strategy ETF(a)	20,017	690,044
YieldMax GOOGL Option Income Strategy ETF(a)	1,223,428	18,901,962
YieldMax HIMS Option Income Strategy ETF(a)	1,081,735	17,202,940
YieldMax HOOD Option Income Strategy ETF(a)	650,917	17,652,869
YieldMax Innovation Option Income Strategy ETF(a)	546,139	17,521,559
YieldMax JPM Option Income Strategy ETF(a)	582,979	8,307,276
YieldMax MARA Option Income Strategy ETF(a)	2,889,127	18,577,087
Yieldmax META Option Income Strategy ETF(a)	1,339,248	13,566,582
YieldMax MSFT Option Income Strategy ETF(a)	1,087,333	13,298,082
YieldMax MSTR Option Income Strategy ETF(a)	407,264	10,071,634
YieldMax MSTR Performance & Income Target 25 ETF(a)	94,808	3,825,503
YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF(a)	129,323	5,232,835
YieldMax NFLX Option Income Strategy ETF(a)	1,713,830	17,583,896
YieldMax NVDA Option Income Strategy ETF(a)	872,206	11,739,893
YieldMax NVDA Performance & Distribution Target 25 ETF(a)	25,702	1,282,530
YieldMax PYPL Option Income Strategy ETF(a)	579,234	17,545,010
YieldMax Russell 2000 ODTE Covered Call Strategy ETF(a)	70,019	2,656,087
YieldMax Semiconductor Portfolio Option Income ETF(a)	259,695	18,048,802
YieldMax Target 12 Semiconductor Option Income ETF(a)	72,724	6,030,798
Yieldmax Tsm Option Income Strategy ETF(a)	1,172,089	19,421,515
YieldMax Ultra Option Income Strategy ETF(a)	478,591	15,022,971
YieldMax XYZ Option Income Strategy ETF(a)	633,990	17,477,012
		387,241,198
TOTAL EXCHANGE TRADED FUNDS (Cost $223,540,233)		387,241,198

SHORT-TERM INVESTMENTS - 0.0%(b)
Money Market Funds - 0.0%(b)	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(c)	60,584	60,584

TOTAL SHORT-TERM INVESTMENTS (Cost $60,584)		60,584

TOTAL INVESTMENTS - 98.6% (Cost $223,600,817)		$387,301,782
Other Assets in Excess of Liabilities - 1.4%		5,602,534
TOTAL NET ASSETS - 100.0%		$392,904,316

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. See Note X.

(b)	Does not round to 0.1% or (0.1)%, as applicable.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

YieldMax XOM Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 6.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 6.8%
Exxon Mobil Corp., Expiration: 5/1/2026; Exercise Price: $160.00	$13,889,700	900	$42,750
Exxon Mobil Corp., Expiration: 5/1/2026; Exercise Price: $157.50	3,086,600	200	18,900
Exxon Mobil Corp., Expiration: 5/1/2026; Exercise Price: $155.00	13,889,700	900	157,050
Exxon Mobil Corp., Expiration: 6/18/2026; Exercise Price: $150.01	30,866,000	2,000	1,825,380
			2,044,080

TOTAL PURCHASED OPTIONS (Cost $1,998,134)			2,044,080

SHORT-TERM INVESTMENTS - 99.1%
Money Market Funds - 4.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	1,180,945	1,180,945

	Principal
U.S. Treasury Bills - 95.1%	Amount	Value
U.S. Treasury Bill, 7/9/2026, 3.63%(f)	$6,320,000	6,276,362
U.S. Treasury Bill, 8/6/2026, 3.63%(f)	6,207,000	6,147,126
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)	16,223,000	16,021,621
		28,445,109

TOTAL SHORT-TERM INVESTMENTS (Cost $29,625,876)		29,626,054

TOTAL INVESTMENTS - 105.9% (Cost $31,624,010)		$31,670,134
Liabilities in Excess of Other Assets - (5.9)%		(1,776,563)
TOTAL NET ASSETS - 100.0%		$29,893,571

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax XOM Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (6.1)%(a)(b)	Amount	Contracts	Value
Call Options - (2.8)%
Exxon Mobil Corp., Expiration: 5/1/2026; Exercise Price: $152.50	$(16,976,300)	(1,100)	$(360,250)
Exxon Mobil Corp., Expiration: 5/1/2026; Exercise Price: $150.00	(13,889,700)	(900)	(463,500)
			(823,750)

Put Options - (3.3)%
Exxon Mobil Corp., Expiration: 6/18/2026; Exercise Price: $150.01	(30,866,000)	(2,000)	(989,960)

TOTAL WRITTEN OPTIONS (Premiums received $1,614,775)			(1,813,710)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax XYZ Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 7.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 7.8%
Block, Inc., Expiration: 5/1/2026; Exercise Price: $75.00	$9,659,870	1,370	$5,480
Block, Inc., Expiration: 5/1/2026; Exercise Price: $74.00	20,271,625	2,875	17,250
Block, Inc., Expiration: 5/8/2026; Exercise Price: $73.00	8,461,200	1,200	348,600
Block, Inc., Expiration: 5/15/2026; Exercise Price: $70.00	38,392,695	5,445	2,654,437
			3,025,767

TOTAL PURCHASED OPTIONS (Cost $2,145,631)			3,025,767

SHORT-TERM INVESTMENTS - 100.3%
Money Market Funds - 2.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	798,464	798,464

	Principal
U.S. Treasury Bills - 98.2%	Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)	$1,112,000	1,110,787
U.S. Treasury Bill, 6/11/2026, 3.57%(f)	2,468,000	2,457,895
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)	10,549,000	10,476,161
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)	11,398,000	11,288,054
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)	12,685,000	12,527,539
		37,860,436

TOTAL SHORT-TERM INVESTMENTS (Cost $38,655,998)		38,658,900

TOTAL INVESTMENTS - 108.1% (Cost $40,801,629)		$41,684,667
Liabilities in Excess of Other Assets - (8.1)%		(3,135,818)
TOTAL NET ASSETS - 100.0%		$38,548,849

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	The rate shown is the annualized effective yield as of April 30, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax XYZ Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (7.4)%(a)(b)	Amount	Contracts	Value
Call Options - (1.6)%
Block, Inc., Expiration: 5/1/2026; Exercise Price: $72.00	$(29,931,495)	(4,245)	$(106,125)
Block, Inc., Expiration: 5/8/2026; Exercise Price: $70.00	(8,461,200)	(1,200)	(516,000)
			(622,125)
Put Options - (5.8)%
Block, Inc., Expiration: 5/15/2026; Exercise Price: $70.01	(38,392,695)	(5,445)	(2,243,013)

TOTAL WRITTEN OPTIONS (Premiums received $7,430,818)			(2,865,138)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	YieldMax AAPL Option Income Strategy ETF	YieldMax ABNB Option Income Strategy ETF	YieldMax AI Option Income Strategy ETF	YieldMax AMD Option Income Strategy ETF	YieldMax AMZN Option Income Strategy ETF
ASSETS:
Investments, at value (cost $113,305,454, $20,972,799, $28,269,114, $157,290,729 and $221,609,360) (Note 2)	$113,945,447	$21,970,087	$26,882,420	$155,270,763	$257,535,183
Deposits with brokers for derivatives	1,922,209	947,757	654,872	2,655,918	279,358
Receivable for investments sold	–	–	24,227	114,053,551	–
Receivable for fund shares sold	595,795	–	–	2,262,230	1,878,675
Interest receivable	5,481	8,157	2,820	16,924	13,806
Receivable for ETF transaction fees (Note 9)	119	–	–	452	376
Total assets	116,469,051	22,926,001	27,564,339	274,259,838	259,707,398

LIABILITIES:
Written option contracts, at value (premium received $9,337,225, $2,082,607, $4,419,622, $20,155,307 and $19,632,392) (Note 2)	6,186,856	727,874	2,011,240	18,837,148	2,941,606
Distributions payable	874,175	251,370	356,850	4,912,936	4,204,000
Payable to adviser (Note 4)	79,662	21,461	19,516	136,015	192,029
Payable for fund shares redeemed	–	–	520	–	–
Payable for investments purchased	–	–	36,273	15,491,254	–
Total liabilities	7,140,693	1,000,705	2,424,399	39,377,353	7,337,635
NET ASSETS	$109,328,358	$21,925,296	$25,139,940	$234,882,485	$252,369,763

NET ASSETS CONSISTS OF:
Paid-in capital	$112,541,144	$23,966,017	$131,869,915	$205,239,645	$249,308,946
Total distributable earnings/(accumulated losses)	(3,212,786)	(2,070,721)	(106,729,975)	29,642,840	3,060,817
Total Net Assets	$109,328,358	$21,895,296	$25,139,940	$234,882,485	$252,369,763

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	YieldMax AAPL Option Income Strategy ETF	YieldMax ABNB Option Income Strategy ETF	YieldMax AI Option Income Strategy ETF	YieldMax AMD Option Income Strategy ETF	YieldMax AMZN Option Income Strategy ETF
Net assets	$109,328,358	$21,895,296	$25,139,940	$234,882,485	$252,369,763
Shares issued and outstanding(a)	9,175,000	509,981	2,637,473	5,249,975	20,150,000
Net asset value per share	$11.92	$42.99	$9.53	$44.74	$12.52

(a)	Unlimited shares authorized without par value.

Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	YieldMax BABA Option Income Strategy ETF	YieldMax Bitcoin Option Income Strategy ETF	YieldMax BRK.B Option Income Strategy ETF	YieldMax COIN Option Income Strategy ETF	YieldMax CVNA Option Income Strategy ETF
ASSETS:
Investments, at value (cost $20,890,330, $39,414,924, $7,176,889, $444,193,743 and $22,068,859) (Note 2)	$19,766,242	$39,600,864	$6,995,269	$438,494,470	$23,700,219
Deposits with brokers for derivatives	419,707	5,000,335	516,881	6,486,296	103,461
Receivable for investments sold	60,435	326,803	–	3,911,336	523,446
Interest receivable	1,799	4,053	1,092	41,685	3,855
Receivable for fund shares sold	–	603,072	–	1,309,775	1,398,620
Receivable for ETF transaction fees (Note 9)	–	121	–	262	–
Total assets	20,248,183	45,535,248	7,513,242	450,243,824	25,729,601

LIABILITIES:
Written option contracts, at value (premium received $2,090,734, $4,374,119, $363,692, $59,806,901 and $3,400,793) (Note 2)	2,118,345	1,197,626	321,533	41,005,224	907,728
Distributions payable	177,100	590,775	26,688	8,044,062	512,000
Payable for investments purchased	30,464	171,260	–	2,265,141	532,142
Payable to adviser (Note 4)	14,841	44,166	5,890	329,442	15,496
Payable for interest expense	–	8,560	–	–	–
Other payables	–	–	–	361,664	–
Total liabilities	2,340,750	2,012,387	354,111	52,005,533	1,967,366
NET ASSETS	$17,907,433	$43,522,861	$7,159,131	$398,238,291	$23,762,235

NET ASSETS CONSISTS OF:
Paid-in capital	$25,185,792	$72,869,610	$8,114,950	$954,160,943	$14,594,836
Total distributable earnings/(accumulated losses)	(7,278,359)	(29,346,749)	(955,819)	(555,922,652)	9,167,399
Total Net Assets	$17,907,433	$43,522,861	$7,159,131	$398,238,291	$23,762,235

Net assets	$17,907,433	$43,522,861	$7,159,131	$398,238,291	$23,762,235
Shares issued and outstanding(a)	1,750,000	1,804,979	175,000	15,207,457	850,000
Net asset value per share	$10.23	$24.11	$40.91	$26.19	$27.96

(a)	Unlimited shares authorized without par value.

Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	YieldMax DIS Option Income Strategy ETF	YieldMax DKNG Option Income Strategy ETF	YieldMax Gold Miners Option Income Strategy ETF	YieldMax GOOGL Option Income Strategy ETF	YieldMax HOOD Option Income Strategy ETF
ASSETS:
Investments, at value (cost $5,463,199, $2,041,369, $331,339,960, $240,687,748 and $117,508,141) (Note 2)	$5,322,840	$1,841,606	$294,448,018	$282,959,676	$117,053,383
Deposits with brokers for derivatives	162,601	666,171	6,512,181	267,630	3,305,620
Interest receivable	688	2,821	38,576	17,346	6,544
Receivable for investments sold	–	458,604	3,315,148	25,379,814	1,517,637
Receivable for fund shares sold	–	–	–	–	6,078,310
Receivable for ETF transaction fees (Note 9)	–	–	129	–	678
Total assets	5,486,129	2,969,202	304,314,052	308,624,466	127,962,172

LIABILITIES:
Written option contracts, at value (premium received $509,880, $362,779, $18,324,251, $16,507,812 and $14,107,671) (Note 2)	403,868	321,564	16,176,257	8,279,510	8,704,028
Distributions payable	40,750	30,165	3,460,128	3,887,310	1,870,513
Payable to adviser (Note 4)	4,246	2,226	236,121	177,395	84,595
Payable for investments purchased	–	475	1,588,080	29,554,944	10,957,233
Payable for fund shares redeemed	–	–	642,240	–	–
Other payables	457	–	–	–	687,363
Total liabilities	449,321	354,430	22,102,826	41,899,159	22,303,732
NET ASSETS	$5,036,808	$2,614,772	$282,211,226	$266,725,307	$105,658,440

NET ASSETS CONSISTS OF:
Paid-in capital	$6,738,764	$17,010,183	$292,074,547	$205,968,635	$199,305,331
Total distributable earnings/(accumulated losses)	(1,701,956)	(14,395,411)	(9,863,321)	60,756,672	(93,646,891)
Total Net Assets	$5,036,808	$2,614,772	$282,211,226	$266,725,307	$105,658,440

Net assets	$5,036,808	$2,614,772	$282,211,226	$266,725,307	$105,658,440
Shares issued and outstanding(a)	500,000	150,000	21,975,000	17,300,000	3,900,000
Net asset value per share	$10.07	$17.43	$12.84	$15.42	$27.09

(a)	Unlimited shares authorized without par value.

Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	YieldMax Innovation Option Income Strategy ETF	YieldMax JP Option Income Strategy ETF	YieldMax Magnificent 7 Fund of Option Income ETF	YieldMax MARA Option Income Strategy ETF	YieldMax META Option Income Strategy ETF
ASSETS:
Investments in unaffiliated securities, at value (cost $51,717,330, $38,380,450, $1,566,392, $64,048,929 and $102,121,287) (Note 2)	$53,581,146	$39,599,859	$1,566,392	$64,546,389	$102,989,714
Investments in affiliated securities, at value (cost $–, $– , $356,799,477, $– and $–) (Notes 2 and 7)	–	–	310,060,336	–	–
Deposits with brokers for derivatives	640,953	1,660,168	–	392,515	2,829,291
Receivable for fund shares sold	801,535	–	3,209,440	–	2,027,520
Interest receivable	2,902	2,636	10,848	7,982	9,744
Dividends receivable	–	–	4,336,500	–	–
Cash	–	–	2,496	–	–
Receivable for investments sold	–	45,076	4,138,896	18,589,581	1,471,887
Receivable for ETF transaction fees (Note 9)	160	–	–	611	406
Total assets	55,026,696	41,307,739	323,324,908	83,537,078	109,328,562

LIABILITIES:
Written option contracts, at value (premium received $4,830,992, $2,507,155, $–, $7,810,971 and $7,321,081) (Note 2)	2,035,884	374,128	–	8,633,729	3,546,905
Distributions payable	688,534	345,705	–	1,393,590	1,899,240
Payable to adviser (Note 4)	42,910	28,305	71,462	45,857	77,521
Payable for investments purchased	–	19,541	3,173,572	7,112,802	746,414
Payable for fund shares redeemed	–	–	4,174,765	321,460	–
Total liabilities	2,767,328	767,679	7,419,799	17,507,438	6,270,080
NET ASSETS	$52,259,368	$40,540,060	$315,905,109	$66,029,640	$103,058,482

NET ASSETS CONSISTS OF:
Paid-in capital	$62,613,676	$42,776,242	$406,113,776	$109,789,345	$136,886,607
Total distributable earnings/(accumulated losses)	(10,354,308)	(2,236,182)	(90,208,667)	(43,759,705)	(33,828,125)
Total Net Assets	$52,259,368	$40,540,060	$315,905,109	$66,029,640	$103,058,482

Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	YieldMax Innovation Option Income Strategy ETF	YieldMax JP Option Income Strategy ETF	YieldMax Magnificent 7 Fund of Option Income ETF	YieldMax MARA Option Income Strategy ETF	YieldMax META Option Income Strategy ETF
Net assets	$52,259,368	$40,540,060	$315,905,109	$66,029,640	$103,058,482
Shares issued and outstanding(a)	1,629,975	2,850,000	24,650,000	10,250,000	10,175,000
Net asset value per share	$32.06	$14.22	$12.82	$6.44	$10.13

(a)	Unlimited shares authorized without par value.

Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	YieldMax MRNA Option Income Strategy ETF	YieldMax MSFT Option Income Strategy ETF	YieldMax MSTR Option Income Strategy ETF	YieldMax NFLX Option Income Strategy ETF	YieldMax NVDA Option Income Strategy ETF
ASSETS:
Investments, at value (cost $106,346,531, $104,426,446, $802,932,929, $84,300,075 and $1,419,741,412) (Note 2)	$94,216,156	$100,991,471	$941,783,866	$81,120,359	$1,416,956,123
Deposits with brokers for derivatives	5,239,053	751,847	359,508,732	1,853,664	39,437,650
Receivable for investments sold	93,651	1,061,280	18,314,163	352,960	16,678,759
Interest receivable	17,199	10,509	3,854,554	16,423	48,936
Receivable for fund shares sold	–	–	2,477,580	–	24,933,483
Receivable for ETF transaction fees (Note 9)	–	–	496	1,080	3,565
Total assets	99,566,059	102,815,107	1,325,939,391	83,344,486	1,498,058,516

LIABILITIES:
Written option contracts, at value (premium received $13,772,105, $6,411,200, $156,726,931, $5,247,498 and $150,647,522) (Note 2)	10,770,019	2,869,212	45,064,565	2,857,155	49,596,297
Distributions payable	1,214,202	1,413,203	24,500,827	530,707	21,092,960
Payable for investments purchased	157,386	655,898	10,979,364	429,432	38,500,136
Payable to adviser (Note 4)	96,074	77,604	935,589	67,184	1,126,238
Payable for fund shares redeemed	–	–	–	5,402,197	–
Total liabilities	12,237,681	5,015,917	81,480,345	9,286,675	110,315,631
NET ASSETS	$87,328,378	$97,799,190	$1,244,459,046	$74,057,811	$1,387,742,885

NET ASSETS CONSISTS OF:
Paid-in capital	$120,867,324	$122,651,711	$3,081,268,765	$110,354,222	$1,414,616,862
Total distributable earnings/(accumulated losses)	(33,538,946)	(24,852,521)	(1,836,809,719)	(36,296,411)	(26,873,977)
Total Net Assets	$87,328,378	$97,799,190	$1,244,459,046	$74,057,811	$1,387,742,885

Net assets	$87,328,378	$97,799,190	$1,244,459,046	$74,057,811	$1,387,742,885
Shares issued and outstanding(a)	5,579,974	8,025,000	50,244,959	7,200,000	103,125,000
Net asset value per share	$15.65	$12.19	$24.77	$10.29	$13.46

(a)	Unlimited shares authorized without par value.

Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	YieldMax PLTR Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF	YieldMax RBLX Option Income Strategy ETF	YieldMax Short COIN Option Income Strategy ETF	YieldMax Short N100 Option Income Strategy ETF
ASSETS:
Investments, at value (cost $406,546,634, $31,146,960, $1,917,726, $44,588,616 and $14,309,024) (Note 2)	$390,217,268	$31,538,068	$1,909,682	$41,689,203	$14,088,782
Deposits with brokers for derivatives	10,275,136	294,379	78,965	1,574,717	1,973,207
Receivable for investments sold	3,276,799	–	290,140	842,871	40,007
Receivable for fund shares sold	874,108	–	–	–	–
Interest receivable	35,270	2,254	5,665	10,891	9,681
Receivable for ETF transaction fees (Note 9)	180	–	–	–	55
Total assets	404,678,761	31,834,701	2,284,452	44,117,682	16,111,732

LIABILITIES:
Written option contracts, at value (premium received $43,205,759, $4,321,906, $215,035, $5,490,483 and $752,743) (Note 2)	50,222,646	1,517,991	207,230	3,513,822	1,619,333
Distributions payable	3,588,965	406,402	22,210	539,721	66,040
Payable for investments purchased	1,914,298	–	401,870	1,199,934	113,710
Payable to adviser (Note 4)	303,490	28,906	1,375	31,630	13,733
Payable for fund shares redeemed	–	–	–	–	274,815
Other payables	30	–	–	–	–
Total liabilities	56,029,429	1,953,299	632,685	5,285,107	2,087,631
NET ASSETS	$348,649,332	$29,881,402	$1,651,767	$38,832,575	$14,024,101

NET ASSETS CONSISTS OF:
Paid-in capital	$522,568,020	$51,170,609	$17,508,129	$60,093,405	$16,556,563
Total distributable earnings/(accumulated losses)	(173,918,688)	(21,289,207)	(15,856,362)	(21,260,830)	(2,532,462)
Total Net Assets	$348,649,332	$29,881,402	$1,651,767	$38,832,575	$14,024,101

Net assets	$348,649,332	$29,881,402	$1,651,767	$38,832,575	$14,024,101
Shares issued and outstanding(a)	9,975,000	984,977	100,000	1,744,977	1,275,000
Net asset value per share	$34.95	$30.34	$16.52	$22.25	$11.00

(a)	Unlimited shares authorized without par value.

Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	YieldMax Short NVDA Option Income Strategy ETF	YieldMax Short TSLA Option Income Strategy ETF	YieldMax SMCI Option Income Strategy ETF	YieldMax SNOW Option Income Strategy ETF	YieldMax TSLA Option Income Strategy ETF
ASSETS:
Investments, at value (cost $10,727,203, $19,180,329, $141,573,667, $19,305,858 and $972,050,244) (Note 2)	$10,138,763	$18,862,288	$131,494,418	$18,451,945	$903,162,029
Deposits with brokers for derivatives	375,194	597,605	1,943,875	651,959	13,073,929
Interest receivable	7,968	3,195	12,069	2,876	31,286
Receivable for investments sold	–	113,059	351,126	242,644	–
Receivable for fund shares sold	–	–	1,720,260	–	–
Receivable for ETF transaction fees (Note 9)	–	–	344	–	–
Other receivables	–	–	689	–	–
Total assets	10,521,925	19,576,147	135,522,781	19,349,424	916,267,244

LIABILITIES:
Written option contracts, at value (premium received $649,134, $1,570,915, $21,184,321, $2,082,047 and $81,106,080) (Note 2)	625,079	379,946	25,455,946	2,233,072	69,809,418
Distributions payable	63,637	190,548	2,398,935	169,785	8,552,212
Payable to adviser (Note 4)	9,203	15,942	91,578	22,774	682,294
Payable for investments purchased	–	37,950	269,922	122,804	–
Other payables	–	–	–	119,840	–
Total liabilities	697,919	624,386	28,216,381	2,668,275	79,043,924
NET ASSETS	$9,824,006	$18,951,761	$107,306,400	$16,681,149	$837,223,320

NET ASSETS CONSISTS OF:
Paid-in capital	$16,516,260	$34,570,772	$233,218,476	$45,517,821	$963,182,851
Total distributable earnings/(accumulated losses)	(6,692,254)	(15,619,011)	(125,912,076)	(28,836,672)	(125,959,531)
Total Net Assets	$9,824,006	$18,951,761	$107,306,400	$16,681,149	$837,223,320

Net assets	$9,824,006	$18,951,761	$107,306,400	$16,681,149	$837,223,320
Shares issued and outstanding(a)	229,985	779,975	18,725,000	2,450,000	28,554,965
Net asset value per share	$42.72	$24.30	$5.73	$6.81	$29.32

(a)	Unlimited shares authorized without par value.

Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	YieldMax TSM Option Income Strategy ETF	YieldMax Ultra Option Income Strategy ETF	YieldMax Ultra Short Option Income Strategy ETF	YieldMax Universe Fund of Option Income ETFs	YieldMax XOM Option Income Strategy ETF
ASSETS:
Investments in unaffiliated securities, at value (cost $99,377,943, $704,719,158, $18,550,843, $60,584 and $31,624,010) (Note 2)	$105,482,606	$884,095,721	$18,777,632	$60,584	$31,670,134
Investments in affiliated securities, at value (cost $–, $–, $–, $223,540,233 and $–) (Note 2)	–	–	–	387,241,198	–
Receivable for investments sold	1,397,868	12,178,980	215,706	1,654,490	–
Receivable for fund shares sold	825,945	–	–	4,624,895	–
Deposits with brokers for derivatives	420,923	–	20,830,129	–	258,904
Interest receivable	17,594	7,534,830	14,881	16,070	3,369
Dividends receivable	–	–	–	4,663,982	–
Cash	–	–	–	541,601	–
Receivable for ETF transaction fees (Note 9)	165	–	–	–	–
Other receivables	–	23,171,037	–	–	–
Total assets	108,145,101	926,980,568	39,838,348	398,802,820	31,932,407

LIABILITIES:
Securities sold short, at value (cost , $–, $–, $17,820,189, $– and $–) (Note 2)	–	–	18,916,838	–	–
Written option contracts, at value (premium received $8,598,490, $32,572,699, $663,587, $– and $1,614,775) (Note 2)	2,619,465	33,021,626	782,247	–	1,813,710
Distributions payable	1,689,405	–	–	–	199,920
Payable for investments purchased	1,237,892	35,350,018	647,961	4,546,747	–
Payable to adviser (Note 4)	64,466	801,678	19,394	90,422	25,206
Payable for fund shares redeemed	–	–	–	1,261,335	–
Dividends payable	–	–	20,189	–	–
Due to brokers	–	3,351,622	–	–	–
Other payables	159,970	–	–	–	–
Total liabilities	5,771,198	72,524,944	20,386,629	5,898,504	2,038,836
NET ASSETS	$102,373,903	$854,455,624	$19,451,719	$392,904,316	$29,893,571

NET ASSETS CONSISTS OF:
Paid-in capital	$88,995,945	$1,339,832,688	$23,105,746	$737,292,511	$23,494,226
Total distributable Earnings/(accumulated losses)	13,377,958	(485,377,064)	(3,654,027)	(344,388,195)	6,399,345
Total Net Assets	$102,373,903	$854,455,624	$19,451,719	$392,904,316	$29,893,571

Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	YieldMax TSM Option Income Strategy ETF	YieldMax Ultra Option Income Strategy ETF	YieldMax Ultra Short Option Income Strategy ETF	YieldMax Universe Fund of Option Income ETFs	YieldMax XOM Option Income Strategy ETF
Net assets	$102,373,903	$854,455,624	$19,451,719	$392,904,316	$29,893,571
Shares issued and outstanding(a)	6,200,000	27,227,464	750,000	46,725,000	2,450,000
Net asset value per share	$16.51	$31.38	$25.94	$8.41	$12.20

(a)	Unlimited shares authorized without par value.

Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

YieldMax XYZ Option Income Strategy ETF
ASSETS:
Investments, at value (cost $40,801,629) (Note 2)	$41,684,667
Receivable for investments sold	419,384
Deposits with brokers for derivatives	259,463
Interest receivable	2,790
Total assets	42,366,304

LIABILITIES:
Written option contracts, at value (premium received $7,430,818) (Note 2)	2,865,138
Distributions payable	629,833
Payable for investments purchased	288,775
Payable to adviser (Note 4)	33,709
Total liabilities	3,817,455
NET ASSETS	$38,548,849

NET ASSETS CONSISTS OF:
Paid-in capital	$59,390,602
Total distributable earnings/(accumulated losses)	(20,841,753)
Total Net Assets	$38,548,849

Net assets	$38,548,849
Shares issued and outstanding(a)	1,394,979
Net asset value per share	$27.63

(a)	Unlimited shares authorized without par value.

Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	YieldMax AAPL Option Income Strategy ETF	YieldMax ABNB Option Income Strategy ETF	YieldMax AI Option Income Strategy ETF	YieldMax AMD Option Income Strategy ETF	YieldMax AMZN Option Income Strategy ETF
INVESTMENT INCOME:
Interest income	$2,294,288	$473,455	$961,047	$3,422,567	$4,954,687
Total investment income	2,294,288	473,455	961,047	3,422,567	4,954,687

EXPENSES:
Investment advisory fee (Note 4)	616,167	122,555	227,624	842,783	1,252,808
Interest expense	108,062	30,778	7,007	34,656	131,000
Total expenses	724,229	153,333	234,631	877,439	1,383,808
NET INVESTMENT INCOME (LOSS)	1,570,059	320,122	726,416	2,545,128	3,570,879

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,763,142)	(1,335,454)	(38,161,532)	78,029,224	(8,888,477)
Written option contracts	4,074,533	2,370,578	3,178,382	(47,003,787)	(27,734,867)
Securities sold short	460	–	16	(32,656)	(5,429)
Net realized gain (loss)	311,851	1,035,124	(34,983,134)	30,992,781	(36,628,773)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,924,510)	815,948	1,466,712	1,877,014	32,286,346
Written option contracts	(569,372)	458,366	(60,182)	2,606,451	8,094,872
Foreign currency translation	–	–	–	–	(52,269)
Net change in unrealized appreciation (depreciation)	(3,493,882)	1,274,314	1,406,530	4,483,465	40,328,949
Net realized and unrealized gain (loss)	(3,182,031)	2,309,438	(33,576,604)	35,476,246	3,700,176
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,611,972)	$2,629,560	$(32,850,188)	$38,021,374	$7,271,055

Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	YieldMax BABA Option Income Strategy ETF	YieldMax Bitcoin Option Income Strategy ETF	YieldMax BRK.B Option Income Strategy ETF	YieldMax COIN Option Income Strategy ETF	YieldMax CVNA Option Income Strategy ETF
INVESTMENT INCOME:
Interest income	$704,570	$1,544,014	$441,739	$13,058,923	$746,523
Total investment income	704,570	1,544,014	441,739	13,058,923	746,523

EXPENSES:
Investment advisory fee (Note 4)	184,299	331,595	116,571	3,009,802	204,995
Interest expense	24,961	2,100	1,380	297,188	22,627
Total expenses	209,260	333,695	117,951	3,306,990	227,622
NET INVESTMENT INCOME (LOSS)	495,310	1,210,319	323,788	9,751,933	518,901

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,923,414)	(33,653,252)	(1,102,993)	(359,986,413)	(2,037,764)
Written option contracts	7,678,789	(6,340,004)	310,666	(138,376,122)	8,362,994
Securities sold short	–	(568)	–	–	–
Net realized gain (loss)	2,755,375	(39,993,824)	(792,327)	(498,362,535)	6,325,230
Net change in unrealized appreciation (depreciation) on:
Investments	(6,892,001)	6,424,986	652,737	32,324,498	1,288,265
Written option contracts	(2,769,798)	4,151,816	134,771	2,901,988	1,902,867
Foreign currency translation	–	–	–	(23,328)	(2,330)
Net change in unrealized appreciation (depreciation)	(9,661,799)	10,576,802	787,508	35,203,158	3,188,802
Net realized and unrealized gain (loss)	(6,906,424)	(29,417,022)	(4,819)	(463,159,377)	9,514,032
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,411,114)	$(28,206,703)	$318,969	$(453,407,444)	$10,032,933

Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	YieldMax DIS Option Income Strategy ETF	YieldMax DKNG Option Income Strategy ETF	YieldMax Gold Miners Option Income Strategy ETF	YieldMax GOOGL Option Income Strategy ETF	YieldMax HOOD Option Income Strategy ETF
INVESTMENT INCOME:
Interest income	$381,449	$316,275	$4,513,846	$3,996,918	$3,320,374
Total investment income	381,449	316,275	4,513,846	3,996,918	3,320,374

EXPENSES:
Investment advisory fee (Note 4)	95,557	79,607	1,282,581	1,093,747	716,110
Interest expense	27,518	5,730	14,423	114,179	3,480
Total expenses	123,075	85,337	1,297,004	1,207,926	719,590
NET INVESTMENT INCOME (LOSS)	258,374	230,938	3,216,842	2,788,992	2,600,784

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,198,061)	(4,624,195)	21,836,353	47,398,319	(62,137,700)
Written option contracts	1,815,149	(66,357)	2,158,198	(4,164,049)	(32,001,235)
Securities sold short	–	–	(587)	198	(1,497)
Net realized gain (loss)	(1,382,912)	(4,690,552)	23,993,964	43,234,468	(94,140,432)
Net change in unrealized appreciation (depreciation) on:
Investments	(150,942)	91,791	(27,518,213)	14,476,941	1,017,720
Written option contracts	65,191	302,745	4,041,846	1,707,056	(1,247,688)
Foreign currency translation	(3,062)	–	–	–	–
Net change in unrealized appreciation (depreciation)	(88,813)	394,536	(23,476,367)	16,183,997	(229,968)
Net realized and unrealized gain (loss)	(1,471,725)	(4,296,016)	517,597	59,418,465	(94,370,400)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,213,351)	$(4,065,078)	$3,734,439	$62,207,457	$(91,769,616)

Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	YieldMax Innovation Option Income Strategy ETF	YieldMax JP Option Income Strategy ETF	YieldMax Magnificent 7 Fund of Option Income ETF	YieldMax MARA Option Income Strategy ETF	YieldMax META Option Income Strategy ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$–	$–	$733	$–	$–
Affiliated dividend income	–	–	74,932,470	–	–
Interest income	1,160,557	1,003,431	161,924	1,344,362	2,546,925
Total investment income	1,160,557	1,003,431	75,095,127	1,344,362	2,546,925

EXPENSES:
Investment advisory fee (Note 4)	294,839	244,906	532,993	252,851	619,906
Interest expense	24,932	38,191	102	87,659	93,601
Dividend expense	–	41,850	–	–	–
Total expenses	319,771	324,947	533,095	340,510	713,507
NET INVESTMENT INCOME (LOSS)	840,786	678,484	74,562,032	1,003,852	1,833,418

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Unaffiliated investments	(12,704,533)	(1,592,517)	2,464,563	(25,354,094)	(21,687,948)
Affiliated investments	–	–	(15,424,538)	–	–
Affiliated in-kind redemptions	–	–	(4,550,264)	–	–
Written option contracts	6,881,451	(1,158,357)	4,496,725	(10,977,927)	(15,357,248)
Securities sold short	(14,863)	(123,673)	–	142	(8,157)
Net realized gain (loss)	(5,837,945)	(2,874,547)	(13,013,514)	(36,331,879)	(37,053,353)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(3,401,518)	296,175	(3,955,711)	226,215	11,165,691
Investments in affiliated securities	–	–	(57,647,396)	–	–
Written option contracts	(762,585)	380,629	(3,167,154)	(468,165)	14,159,630
Foreign currency translation	–	(3,925)	–	–	–
Net change in unrealized appreciation (depreciation)	(4,164,103)	672,879	(64,770,261)	(241,950)	25,325,321
Net realized and unrealized gain (loss)	(10,002,048)	(2,201,668)	(77,783,775)	(36,573,829)	(11,728,032)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,161,262)	$(1,523,184)	$(3,221,743)	$(35,569,977)	$(9,894,614)

Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	YieldMax MRNA Option Income Strategy ETF	YieldMax MSFT Option Income Strategy ETF	YieldMax MSTR Option Income Strategy ETF	YieldMax NFLX Option Income Strategy ETF	YieldMax NVDA Option Income Strategy ETF
INVESTMENT INCOME:
Interest income	$1,600,347	$2,247,669	$29,101,925	$1,799,456	$32,146,593
Total investment income	1,600,347	2,247,669	29,101,925	1,799,456	32,146,593

EXPENSES:
Investment advisory fee (Note 4)	474,042	548,169	7,155,704	431,519	7,412,514
Interest expense	118,372	22,719	917,571	83,545	889,243
Total expenses	592,414	570,888	8,073,275	515,064	8,301,757
NET INVESTMENT INCOME (LOSS)	1,007,933	1,676,781	21,028,650	1,284,392	23,844,836

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	22,807,042	(20,949,369)	(804,882,194)	(16,601,689)	(134,489,229)
Written option contracts	23,348,075	(1,753,558)	(765,644,726)	(18,123,553)	198,449,586
Securities sold short	(540)	–	249	(3,069)	3,879
Net realized gain (loss)	46,154,577	(22,702,927)	(1,570,526,671)	(34,728,311)	63,964,236
Net change in unrealized appreciation (depreciation) on:
Investments	(13,908,348)	(2,595,062)	326,013,988	5,016,931	(116,563,948)
Written option contracts	(2,530,005)	1,308,283	268,139,745	11,119,375	46,435,202
Foreign currency translation	–	(5,516)	(84,963)	–	–
Net change in unrealized appreciation (depreciation)	(16,438,353)	(1,292,295)	594,068,770	16,136,306	(70,128,746)
Net realized and unrealized gain (loss)	29,716,224	(23,995,222)	(976,457,901)	(18,592,005)	(6,164,510)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,724,157	$(22,318,441)	$(955,429,251)	$(17,307,613)	$17,680,326

Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	YieldMax PLTR Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF	YieldMax RBLX Option Income Strategy ETF	YieldMax Short COIN Option Income Strategy ETF	YieldMax Short N100 Option Income Strategy ETF
INVESTMENT INCOME:
Interest income	$9,464,797	$696,404	$356,358	$675,099	$268,723
Total investment income	9,464,797	696,404	356,358	675,099	268,723

EXPENSES:
Investment advisory fee (Note 4)	2,372,361	156,379	74,664	209,227	74,297
Interest expense	364,312	63,686	49,048	3,965	513
Total expenses	2,736,673	220,065	123,712	213,192	74,810
NET INVESTMENT INCOME (LOSS)	6,728,124	476,339	232,646	461,907	193,913

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(116,396,662)	(4,933,225)	(8,469,121)	(6,759,903)	(1,003,346)
Written option contracts	29,650,606	(5,307,319)	(5,628,300)	19,671,757	1,742,588
Securities sold short	959,880	–	(279)	–	–
Net realized gain (loss)	(86,650,176)	(10,240,544)	(14,097,700)	12,911,854	739,242
Net change in unrealized appreciation (depreciation) on:
Investments	(56,383,363)	496,341	2,133,706	(860,013)	(27,643)
Securities sold short	(119)	–	–	–	–
Written option contracts	(28,482,234)	688,840	185,728	3,090,892	(604,392)
Foreign currency translation	–	(29,291)	4,456	–	–
Net change in unrealized appreciation (depreciation)	(84,865,716)	1,155,890	2,323,890	2,230,879	(632,035)
Net realized and unrealized gain (loss)	(171,515,892)	(9,084,654)	(11,773,810)	15,142,733	107,207
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(164,787,768)	$(8,608,315)	$(11,541,164)	$15,604,640	$301,120

Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	YieldMax Short NVDA Option Income Strategy ETF	YieldMax Short TSLA Option Income Strategy ETF	YieldMax SMCI Option Income Strategy ETF	YieldMax SNOW Option Income Strategy ETF	YieldMax TSLA Option Income Strategy ETF
INVESTMENT INCOME:
Interest income	$175,632	$346,133	$3,691,160	$930,418	$20,366,493
Other income	–	–	–	–	14,913
Total investment income	175,632	346,133	3,691,160	930,418	20,381,406

EXPENSES:
Investment advisory fee (Note 4)	47,471	96,655	803,660	232,780	5,091,121
Interest expense	2,833	2,112	49,537	6,769	396,444
Total expenses	50,304	98,767	853,197	239,549	5,487,565
NET INVESTMENT INCOME (LOSS)	125,328	247,366	2,837,963	690,869	14,893,841

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,441,492)	(5,033,949)	(92,724,968)	(17,855,836)	(224,744,123)
Written option contracts	1,998,966	1,674,234	(18,065,243)	2,293,363	259,709,397
Securities sold short	–	–	40	(109)	24,419
Net realized gain (loss)	(442,526)	(3,359,715)	(110,790,171)	(15,562,582)	34,989,693
Net change in unrealized appreciation (depreciation) on:
Investments	(237,116)	1,464,190	(6,663,060)	(8,808,969)	(87,577,901)
Written option contracts	699,613	4,610,122	(3,910,946)	(4,034,298)	(63,678,063)
Foreign currency translation	–	–	–	–	(24,770)
Net change in unrealized appreciation (depreciation)	462,497	6,074,312	(10,574,006)	(12,843,267)	(151,280,734)
Net realized and unrealized gain (loss)	19,971	2,714,597	(121,364,177)	(28,405,849)	(116,291,041)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$145,299	$2,961,963	$(118,526,214)	$(27,714,980)	$(101,397,200)

Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	YieldMax TSM Option Income Strategy ETF	YieldMax Ultra Option Income Strategy ETF	YieldMax Ultra Short Option Income Strategy ETF(a)	YieldMax Universe Fund of Option Income ETFs	YieldMax XOM Option Income Strategy ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$–	$1,631,583	$–	$–	$–
Affiliated dividend income	–	–	–	159,626,790	–
Interest income	1,305,713	1,020,433	584,330	179,024	748,459
Other income	–	10,503	–	–	–
Total investment income	1,305,713	2,662,519	584,330	159,805,814	748,459

EXPENSES:
Investment advisory fee (Note 4)	354,280	7,327,010	124,473	831,310	203,030
Interest expense	9,900	396	–	37	49,498
Dividend expense	–	–	73,297	–	–
Total expenses	364,180	7,327,406	197,770	831,347	252,528
Expense reimbursement by Adviser (Note 4)	–	(590,888)	(10,038)	–	–
Net expenses	364,180	6,736,518	187,732	831,347	252,528
NET INVESTMENT INCOME (LOSS)	941,533	(4,073,999)	396,598	158,974,467	495,931

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Unaffiliated investments	(3,837,851)	(310,608,257)	(1,651,829)	(3,849,591)	7,510,557
Affiliated investments	–	–	–	(375,111,534)	–
Affiliated In-kind redemptions	–	–	–	(52,477,647)	–
Written option contracts	6,894,500	113,974,790	(34,997)	(403,647)	1,522,062
Securities sold short	–	–	395,872	–	–
Net realized gain (loss)	3,056,649	(196,633,467)	(1,290,954)	(431,842,419)	9,032,619
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	6,500,039	(66,228,472)	206,863	–	365,136
Investments in affiliated securities	–	–	–	170,046,083	–
Securities sold short	–	–	(284,692)	–	–
Written option contracts	4,481,016	(3,804,030)	(142,127)	–	(517,105)
Foreign currency translation	–	(25)	–	(25)	(8,531)
Net change in unrealized appreciation (depreciation)	10,981,055	(70,032,527)	(219,956)	170,046,058	(160,500)
Net realized and unrealized gain (loss)	14,037,704	(266,665,994)	(1,510,910)	(261,796,361)	8,872,119
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,979,237	$(270,739,993)	$(1,114,312)	$(102,821,894)	$9,368,050

(a)	Inception date of the Fund was August 20, 2025.

Statement of Operations
For the Period Ended April 30, 2026 (Unaudited)

YieldMax XYZ Option Income Strategy ETF
INVESTMENT INCOME:
Interest income	$857,705
Other income	343
Total investment income	858,048

EXPENSES:
Investment advisory fee (Note 4)	199,591
Interest expense	86,250
Total expenses	285,841
NET INVESTMENT INCOME (LOSS)	572,207

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(7,834,113)
Written option contracts	(2,019,443)
Securities sold short	(381,308)
Net realized gain (loss)	(10,234,864)
Net change in unrealized appreciation (depreciation) on:
Investments	984,136
Written option contracts	3,313,332
Foreign currency translation	(10,356)
Net change in unrealized appreciation (depreciation)	4,287,112
Net realized and unrealized gain (loss)	(5,947,752)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,375,545)

Statements of Changes in Net Assets

	YieldMax AAPL Option Income Strategy ETF		YieldMax ABNB Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$1,570,059	$4,058,916	$320,122	$971,386
Net realized gain (loss)	311,851	4,220,966	1,035,124	(4,872,308)
Net change in unrealized appreciation (depreciation)	(3,493,882)	7,794,026	1,274,314	563,208
Net increase (decrease) in net assets resulting from operations	(1,611,972)	16,073,908	2,629,560	(3,337,714)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,570,059)	(15,034,941)	(320,122)	(970,138)
Return of capital	(16,547,219)	(28,724,087)	(5,054,487)	(12,986,440)
Total distributions to shareholders	(18,117,278)	(43,759,028)	(5,365,609)	(13,956,578)

CAPITAL TRANSACTIONS:
Subscriptions	44,492,453	129,199,180	14,900,802	45,930,595
Redemptions	(70,820,568)	(38,649,102)	(21,234,891)	(14,403,165)
ETF transaction fees (Note 9)	23,063	33,570	7,227	12,067
Net increase (decrease) in net assets from capital transactions	(26,305,052)	90,583,648	(6,326,862)	31,539,497

NET INCREASE (DECREASE) IN NET ASSETS	(44,422,330)	62,898,528	(9,062,911)	14,245,205

NET ASSETS:
Beginning of the period	155,362,660	92,464,132	30,988,207	16,743,002
End of the period	$109,328,358	$155,362,660	$21,925,296	$30,988,207

SHARES TRANSACTIONS
Subscriptions	3,625,000	8,650,000	425,000	3,400,000
Redemptions	(5,725,000)	(2,700,000)	(560,019)	(1,200,000)
Reverse Stock Split (Note 11)	—	—	—	(2,580,000	)(a)
Total increase (decrease) in shares outstanding	(2,100,000)	5,950,000	(135,019)	(380,000)

(a)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 1, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax AI Option Income Strategy ETF			YieldMax AMD Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025		Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$726,416	$3,048,473		$2,545,128	$4,668,219
Net realized gain (loss)	(34,983,134)	(61,227,677)		30,992,781	76,818,322
Net change in unrealized appreciation (depreciation)	1,406,530	(1,281,947)		4,483,465	10,401,509
Net increase (decrease) in net assets resulting from operations	(32,850,188)	(59,461,151)		38,021,374	91,888,050

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(726,416)	(3,049,052)		(2,545,128)	(80,745,177)
Return of capital	(14,224,346)	(64,204,751)		(56,469,499)	(38,366,621)
Total distributions to shareholders	(14,950,762)	(67,253,803)		(59,014,627)	(119,111,798)

CAPITAL TRANSACTIONS:
Subscriptions	15,755,250	219,495,812		234,110,970	269,706,637
Redemptions	(27,392,562)	(42,535,940)		(210,358,847)	(131,748,490)
ETF transaction fees (Note 9)	8,629	52,407		88,894	79,617
Net increase (decrease) in net assets from capital transactions	(11,628,683)	177,012,279		23,841,017	138,037,764

NET INCREASE (DECREASE) IN NET ASSETS	(59,429,633)	50,297,325		2,847,764	110,814,016

NET ASSETS:
Beginning of the period	84,569,573	34,272,248		232,034,721	121,220,705
End of the period	$25,139,940	$84,569,573		$234,882,485	$232,034,721

SHARES TRANSACTIONS
Subscriptions	3,625,000	39,575,000		8,725,000	28,950,000
Redemptions	(4,425,027)	(9,300,000)		(8,195,025)	(15,000,000)
Reverse Stock Split (Note 11)	—	(30,937,500	)(a)	—	(18,880,000	)(b)
Total increase (decrease) in shares outstanding	(800,027)	(662,500)		529,975	(4,930,000)

(a)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 11).

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 5, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax AMZN Option Income Strategy ETF		YieldMax BABA Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$3,570,879	$8,496,158	$495,310	$1,235,985
Net realized gain (loss)	(36,628,783)	39,988,890	2,755,375	8,563,304
Net change in unrealized appreciation (depreciation)	40,328,949	11,830,219	(9,661,799)	10,863,150
Net increase (decrease) in net assets resulting from operations	7,271,055	60,315,267	(6,411,114)	20,662,439

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,570,879)	(58,900,818)	(495,310)	(20,203,501)
Return of capital	(51,329,644)	(66,473,190)	(7,973,075)	(12,746,267)
Total distributions to shareholders	(54,900,523)	(125,374,008)	(8,468,385)	(32,949,768)

CAPITAL TRANSACTIONS:
Subscriptions	52,465,511	284,300,035	759,760	123,920,828
Redemptions	(64,128,887)	(86,605,868)	(27,687,455)	(72,979,758)
ETF transaction fees (Note 9)	23,319	74,181	5,689	39,179
Net increase (decrease) in net assets from capital transactions	(11,640,057)	197,768,348	(26,922,006)	50,980,249

NET INCREASE (DECREASE) IN NET ASSETS	(59,269,525)	132,709,607	(41,801,505)	38,692,920

NET ASSETS:
Beginning of the period	311,639,288	178,929,681	59,708,938	21,016,018
End of the period	$252,369,763	$311,639,288	$17,907,433	$59,708,938

SHARES TRANSACTIONS
Subscriptions	4,350,000	16,375,000	50,000	6,750,000
Redemptions	(5,200,000)	(4,975,000)	(2,125,000)	(3,925,000)
Total increase (decrease) in shares outstanding	(850,000)	11,400,000	(2,075,000)	2,825,000

Statements of Changes in Net Assets

	YieldMax Bitcoin Option Income Strategy ETF			YieldMax BRK.B Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025		Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,210,319	$1,818,888		$323,788	$238,392
Net realized gain (loss)	(39,993,824)	40,476,296		(792,327)	221,339
Net change in unrealized appreciation (depreciation)	10,576,802	(16,105,475)		787,508	(926,969)
Net increase (decrease) in net assets resulting from operations	(28,206,703)	26,189,709		318,969	(467,238)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,210,319)	(23,672,283)		(323,788)	(483,762)
Return of capital	(16,600,146)	(54,152,615)		(1,992,290)	(1,357,456)
Total distributions to shareholders	(17,810,465)	(77,824,898)		(2,316,078)	(1,841,218)

CAPITAL TRANSACTIONS:
Subscriptions	34,307,747	215,887,225		20,141,413	43,556,438
Redemptions	(54,847,404)	(102,083,305)		(43,941,908)	(8,314,188)
ETF transaction fees (Note 9)	17,831	63,594		12,817	10,124
Net increase (decrease) in net assets from capital transactions	(20,521,826)	113,867,514		(23,787,678)	35,252,374

NET INCREASE (DECREASE) IN NET ASSETS	(66,538,994)	62,232,325		(25,784,787)	32,943,918

NET ASSETS:
Beginning of the period	110,061,855	47,829,530		32,943,918	—
End of the period	$43,522,861	$110,061,855		$7,159,131	$32,943,918

SHARES TRANSACTIONS
Subscriptions	1,875,000	18,100,000		475,000	900,000
Redemptions	(2,570,021)	(9,350,000)		(1,025,000)	(175,000)
Reverse Stock Split (Note 11)	—	(10,000,000	)(b)	—	—
Total increase (decrease) in shares outstanding	(695,021)	(1,250,000)		(550,000)	725,000

(a)	Inception date of the Fund was June 4, 2025.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 28, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax COIN Option Income Strategy ETF			YieldMax CVNA Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025		Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$9,751,933	$39,066,476		$518,901	$1,080,324
Net realized gain (loss)	(498,362,535)	153,421,176		6,325,230	16,768,040
Net change in unrealized appreciation (depreciation)	35,203,158	99,010,234		3,188,802	933,293
Net increase (decrease) in net assets resulting from operations	(453,407,444)	291,497,886		10,032,933	18,781,657

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(9,751,933)	(252,154,941)		(518,901)	(19,128,290)
Return of capital	(200,129,085)	(925,803,792)		(14,049,894)	(14,341,853)
Total distributions to shareholders	(209,881,018)	(1,177,958,733)		(14,568,795)	(33,470,143)

CAPITAL TRANSACTIONS:
Subscriptions	232,177,298	2,442,407,610		17,878,680	122,909,758
Redemptions	(440,973,070)	(941,670,295)		(43,718,212)	(54,083,643)
ETF transaction fees (Note 9)	134,629	676,816		—	—
Net increase (decrease) in net assets from capital transactions	(208,661,143)	1,501,414,131		(25,839,532)	68,826,115

NET INCREASE (DECREASE) IN NET ASSETS	(871,949,605)	614,953,284		(30,375,394)	54,137,629

NET ASSETS:
Beginning of the period	1,270,187,896	655,234,612		54,137,629	—
End of the period	$398,238,291	$1,270,187,896		$23,762,235	$54,137,629

SHARES TRANSACTIONS
Subscriptions	20,500,000	249,000,000		525,000	3,025,000
Redemptions	(25,347,543)	(102,025,000)		(1,375,000)	(1,325,000)
Reverse Stock Split (Note 11)	—	(180,495,000	)(b)	—	—
Total increase (decrease) in shares outstanding	(4,847,543)	(33,520,000)		(850,000)	1,700,000

(a)	Inception date of the Fund was January 29, 2025.

(b)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax DIS Option Income Strategy ETF		YieldMax DKNG Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$258,374	$1,096,446	$230,938	$122,711
Net realized gain (loss)	(1,382,912)	1,533,481	(4,690,552)	(9,546,826)
Net change in unrealized appreciation (depreciation)	(88,813)	(378,320)	394,536	(553,084)
Net increase (decrease) in net assets resulting from operations	(1,213,351)	2,251,607	(4,065,078)	(9,977,199)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(258,374)	(1,095,662)	(230,938)	(122,197)
Return of capital	(2,776,359)	(11,379,403)	(4,799,102)	(2,144,281)
Total distributions to shareholders	(3,034,733)	(12,475,065)	(5,030,040)	(2,266,478)

CAPITAL TRANSACTIONS:
Subscriptions	541,747	38,459,393	8,563,209	43,380,043
Redemptions	(26,457,563)	(15,579,940)	(25,668,280)	(2,337,045)
ETF transaction fees (Note 9)	5,400	10,808	6,747	8,893
Net increase (decrease) in net assets from capital transactions	(25,910,416)	22,890,261	(17,098,324)	41,051,891

NET INCREASE (DECREASE) IN NET ASSETS	(30,158,500)	12,666,803	(26,193,442)	28,808,214

NET ASSETS:
Beginning of the period	35,195,308	22,528,505	28,808,214	—
End of the period	$5,036,808	$35,195,308	$2,614,772	$28,808,214

SHARES TRANSACTIONS
Subscriptions	50,000	2,500,000	400,000	950,000
Redemptions	(2,350,000)	(1,125,000)	(1,150,000)	(50,000)
Total increase (decrease) in shares outstanding	(2,300,000)	1,375,000	(750,000)	900,000

(a)	Inception date of the Fund was July 14, 2025.

Statements of Changes in Net Assets

	YieldMax Gold Miners Option Income Strategy ETF		YieldMax GOOGL Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$3,216,842	$2,387,893	$2,788,992	$3,740,810
Net realized gain (loss)	23,993,964	45,998,273	43,234,468	26,118,308
Net change in unrealized appreciation (depreciation)	(23,476,367)	(11,310,434)	16,183,997	29,613,338
Net increase (decrease) in net assets resulting from operations	3,734,439	37,075,732	62,207,457	59,472,456

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,216,842)	(46,772,715)	(2,788,992)	(56,540,890)
Return of capital	(72,765,581)	—	(45,150,573)	—
Total distributions to shareholders	(75,982,423)	(46,772,715)	(47,939,565)	(56,540,890)

CAPITAL TRANSACTIONS:
Subscriptions	274,842,210	204,088,162	100,192,448	163,426,440
Redemptions	(107,434,317)	(38,881,622)	(41,772,955)	(43,341,427)
ETF transaction fees (Note 9)	76,455	48,594	28,393	41,353
Net increase (decrease) in net assets from capital transactions	167,484,348	165,255,134	58,447,886	120,126,366

NET INCREASE (DECREASE) IN NET ASSETS	95,236,364	155,558,151	72,715,778	123,057,932

NET ASSETS:
Beginning of the period	186,974,862	31,416,711	194,009,529	70,951,597
End of the period	$282,211,226	$186,974,862	$266,725,307	$194,009,529

SHARES TRANSACTIONS
Subscriptions	17,175,000	12,675,000	6,900,000	11,900,000
Redemptions	(7,275,000)	(2,425,000)	(2,950,000)	(3,275,000)
Total increase (decrease) in shares outstanding	9,900,000	10,250,000	3,950,000	8,625,000

Statements of Changes in Net Assets

	YieldMax HOOD Option Income Strategy ETF		YieldMax Innovation Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$2,600,784	$1,739,126	$840,786	$2,051,024
Net realized gain (loss)	(94,140,432)	78,815,849	(5,837,945)	22,201,049
Net change in unrealized appreciation (depreciation)	(229,968)	5,178,853	(4,164,103)	8,194,343
Net increase (decrease) in net assets resulting from operations	(91,769,616)	85,733,828	(9,161,262)	32,446,416

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,600,784)	(85,010,320)	(840,786)	(23,903,921)
Return of capital	(50,113,611)	—	(13,013,347)	(13,919,822)
Total distributions to shareholders	(52,714,395)	(85,010,320)	(13,854,133)	(37,823,743)

CAPITAL TRANSACTIONS:
Subscriptions	73,619,982	372,968,958	24,714,695	77,667,283
Redemptions	(73,972,872)	(123,325,403)	(41,137,038)	(35,072,962)
ETF transaction fees (Note 9)	29,519	98,759	13,170	22,548
Net increase (decrease) in net assets from capital transactions	(323,371)	249,742,314	(16,409,173)	42,616,869

NET INCREASE (DECREASE) IN NET ASSETS	(144,807,382)	250,465,822	(39,424,568)	37,239,542

NET ASSETS:
Beginning of the period	250,465,822	—	91,683,936	54,444,394
End of the period	$105,658,440	$250,465,822	$52,259,368	$91,683,936

SHARES TRANSACTIONS
Subscriptions	2,075,000	5,425,000	1,100,000	8,500,000
Redemptions	(1,850,000)	(1,750,000)	(1,535,025)	(3,800,000)
Reverse Stock Split (Note 11)	—	—	—	(8,260,000	)(b)
Total increase (decrease) in shares outstanding	225,000	3,675,000	(435,025)	(3,560,000)

(a)	Inception date of the Fund was May 7, 2025.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 5, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax JP Option Income Strategy ETF		YieldMax Magnificent 7 Fund of Option Income ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$678,484	$1,545,622	$74,562,032	$87,176,852
Net realized gain (loss)	(2,874,547)	6,652,504	(13,013,514)	(20,995,066)
Net change in unrealized appreciation (depreciation)	672,879	2,911,318	(64,770,261)	20,675,894
Net increase (decrease) in net assets resulting from operations	(1,523,184)	11,109,444	(3,221,743)	86,857,680

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(678,484)	(10,821,815)	(70,240,372)	(97,057,984)
Return of capital	(6,462,639)	(5,654,710)	—	(63,741,071)
Total distributions to shareholders	(7,141,123)	(16,476,525)	(70,240,372)	(160,799,055)

CAPITAL TRANSACTIONS:
Subscriptions	15,807,172	61,689,630	53,910,997	396,904,483
Redemptions	(27,536,837)	(21,842,053)	(136,383,675)	(33,793,995)
ETF transaction fees (Note 9)	8,669	16,706	—	—
Net increase (decrease) in net assets from capital transactions	(11,720,996)	39,864,283	(82,472,678)	363,110,488

NET INCREASE (DECREASE) IN NET ASSETS	(20,385,303)	34,497,202	(155,934,793)	289,169,113

NET ASSETS:
Beginning of the period	60,925,363	26,428,161	471,839,902	182,670,789
End of the period	$40,540,060	$60,925,363	$315,905,109	$471,839,902

SHARES TRANSACTIONS
Subscriptions	1,075,000	3,525,000	4,100,000	23,050,000
Redemptions	(1,925,000)	(1,275,000)	(10,150,000)	(2,150,000)
Total increase (decrease) in shares outstanding	(850,000)	2,250,000	(6,050,000)	20,900,000

Statements of Changes in Net Assets

	YieldMax MARA Option Income Strategy ETF		YieldMax META Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$1,003,852	$1,940,044	$1,833,418	$5,308,721
Net realized gain (loss)	(36,331,879)	(7,104,704)	(37,053,353)	27,479,617
Net change in unrealized appreciation (depreciation)	(241,950)	(83,348)	25,325,321	(22,021,662)
Net increase (decrease) in net assets resulting from operations	(35,569,977)	(5,248,008)	(9,894,614)	10,766,676

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,003,852)	(1,937,869)	(1,833,418)	(31,014,311)
Return of capital	(23,129,423)	(61,879,849)	(24,461,922)	(38,646,322)
Total distributions to shareholders	(24,133,275)	(63,817,718)	(26,295,340)	(69,660,633)

CAPITAL TRANSACTIONS:
Subscriptions	56,334,208	270,806,478	38,036,247	151,992,875
Redemptions	(26,591,300)	(105,841,933)	(53,754,145)	(66,639,815)
ETF transaction fees (Note 9)	16,585	74,580	18,358	43,727
Net increase (decrease) in net assets from capital transactions	29,759,493	165,039,125	(15,699,540)	85,396,787

NET INCREASE (DECREASE) IN NET ASSETS	(29,943,759)	95,973,399	(51,889,494)	26,502,830

NET ASSETS:
Beginning of the period	95,973,399	—	154,947,976	128,445,146
End of the period	$66,029,640	$95,973,399	$103,058,482	$154,947,976

SHARES TRANSACTIONS
Subscriptions	8,175,000	11,125,000	3,225,000	8,600,000
Redemptions	(3,850,000)	(5,200,000)	(4,500,000)	(3,800,000)
Total increase (decrease) in shares outstanding	4,325,000	5,925,000	(1,275,000)	4,800,000

(a)	Inception date of the Fund was December 9, 2024.

Statements of Changes in Net Assets

	YieldMax MRNA Option Income Strategy ETF			YieldMax MSFT Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025		Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$1,007,933	$2,755,745		$1,676,781	$3,969,013
Net realized gain (loss)	46,154,577	(51,676,059)		(22,702,927)	15,391,725
Net change in unrealized appreciation (depreciation)	(16,438,353)	7,240,694		(1,292,295)	6,003,729
Net increase (decrease) in net assets resulting from operations	30,724,157	(41,679,620)		(22,318,441)	25,364,467

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,007,933)	(2,756,418)		(1,676,781)	(21,210,197)
Return of capital	(40,403,636)	(63,539,082)		(16,157,972)	(16,093,723)
Total distributions to shareholders	(41,411,569)	(66,295,500)		(17,834,753)	(37,303,920)

CAPITAL TRANSACTIONS:
Subscriptions	82,413,273	208,406,660		29,065,073	116,609,230
Redemptions	(76,903,173)	(36,847,878)		(40,117,515)	(36,558,455)
ETF transaction fees (Note 9)	31,863	49,051		13,836	30,634
Net increase (decrease) in net assets from capital transactions	5,541,963	171,607,833		(11,038,606)	80,081,409

NET INCREASE (DECREASE) IN NET ASSETS	(5,145,449)	63,632,713		(51,191,800)	68,141,956

NET ASSETS:
Beginning of the period	92,473,827	28,841,114		148,990,990	80,849,034
End of the period	$87,328,378	$92,473,827		$97,799,190	$148,990,990

SHARES TRANSACTIONS
Subscriptions	5,775,000	66,450,000		2,300,000	6,450,000
Redemptions	(5,715,026)	(15,225,000)		(2,925,000)	(2,150,000)
Reverse Stock Split (Note 11)	—	(49,680,000	)(a)	—	—
Total increase (decrease) in shares outstanding	59,974	1,545,000		(625,000)	4,300,000

(a)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on November 28, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax MSTR Option Income Strategy ETF			YieldMax NFLX Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025		Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$21,028,650	$79,889,057		$1,284,392	$4,090,160
Net realized gain (loss)	(1,570,526,671)	(499,247,315)		(34,728,311)	37,783,140
Net change in unrealized appreciation (depreciation)	594,068,770	(310,922,255)		16,136,306	(17,248,878)
Net increase (decrease) in net assets resulting from operations	(955,429,251)	(730,280,513)		(17,307,613)	24,624,422

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(21,028,650)	(144,116,337)		(1,284,392)	(42,195,719)
Return of capital	(571,714,140)	(3,054,672,201)		(17,383,066)	(14,625,321)
Total distributions to shareholders	(592,742,790)	(3,198,788,538)		(18,667,458)	(56,821,040)

CAPITAL TRANSACTIONS:
Subscriptions	408,602,798	7,685,899,333		84,861,050	152,795,263
Redemptions	(646,285,749)	(1,541,640,005)		(107,877,808)	(39,090,092)
ETF transaction fees (Note 9)	210,977	1,845,508		37,759	38,377
Net increase (decrease) in net assets from capital transactions	(237,471,974)	6,146,104,836		(22,978,999)	113,743,548

NET INCREASE (DECREASE) IN NET ASSETS	(1,785,644,015)	2,217,035,785		(58,954,070)	81,546,930

NET ASSETS:
Beginning of the period	3,030,103,061	813,067,276		133,011,881	51,464,951
End of the period	$1,244,459,046	$3,030,103,061		$74,057,811	$133,011,881

SHARES TRANSACTIONS
Subscriptions	25,325,000	340,325,000		7,550,000	8,400,000
Redemptions	(30,790,041)	(89,750,000)		(9,325,000)	(2,325,000)
Reverse Stock Split (Note 11)	—	(222,840,000	)(a)	—	—
Total increase (decrease) in shares outstanding	(5,465,041)	27,735,000		(1,775,000)	6,075,000

(a)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 5, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax NVDA Option Income Strategy ETF		YieldMax PLTR Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$23,844,836	$45,634,320	$6,728,124	$9,293,533
Net realized gain (loss)	63,964,236	360,733,256	(86,650,176)	252,139,058
Net change in unrealized appreciation (depreciation)	(70,128,746)	158,371,779	(84,865,716)	61,511,940
Net increase (decrease) in net assets resulting from operations	17,680,326	564,739,355	(164,787,768)	322,944,531

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(23,844,836)	(586,067,383)	(6,728,124)	(325,167,661)
Return of capital	(341,551,157)	(522,761,687)	(148,712,651)	(1,982,762)
Total distributions to shareholders	(365,395,993)	(1,108,829,070)	(155,440,775)	(327,150,423)

CAPITAL TRANSACTIONS:
Subscriptions	318,696,778	1,817,785,615	188,412,788	1,183,133,912
Redemptions	(407,079,325)	(695,290,400)	(195,367,700)	(509,671,195)
ETF transaction fees (Note 9)	145,155	502,616	76,756	338,561
Net increase (decrease) in net assets from capital transactions	(88,237,392)	1,122,997,831	(6,878,156)	673,801,278

NET INCREASE (DECREASE) IN NET ASSETS	(435,953,059)	578,908,116	(327,106,699)	669,595,386

NET ASSETS:
Beginning of the period	1,823,695,944	1,244,787,828	675,756,031	6,160,645
End of the period	$1,387,742,885	$1,823,695,944	$348,649,332	$675,756,031

SHARES TRANSACTIONS
Subscriptions	22,275,000	98,450,000	3,925,000	17,850,000
Redemptions	(28,200,000)	(39,425,000)	(4,350,000)	(7,575,000)
Total increase (decrease) in shares outstanding	(5,925,000)	59,025,000	(425,000)	10,275,000

Statements of Changes in Net Assets

	YieldMax PYPL Option Income Strategy ETF			YieldMax RBLX Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025		Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$476,339	$1,634,768		$232,646	$101,503
Net realized gain (loss)	(10,240,544)	(13,012,598)		(14,097,700)	(1,763,073)
Net change in unrealized appreciation (depreciation)	1,155,890	1,756,145		2,323,890	(2,319,673)
Net increase (decrease) in net assets resulting from operations	(8,608,315)	(9,621,685)		(11,541,164)	(3,981,243)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(476,339)	(1,632,892)		(232,646)	(101,309)
Return of capital	(6,847,327)	(21,350,073)		(4,229,524)	(3,659,669)
Total distributions to shareholders	(7,323,666)	(22,982,965)		(4,462,170)	(3,760,978)

CAPITAL TRANSACTIONS:
Subscriptions	29,291,025	54,241,653		6,709,735	38,536,713
Redemptions	(30,999,266)	(19,341,850)		(18,653,603)	(1,208,295)
ETF transaction fees (Note 9)	12,058	14,716		5,073	7,699
Net increase (decrease) in net assets from capital transactions	(1,696,183)	34,914,519		(11,938,795)	37,336,117

NET INCREASE (DECREASE) IN NET ASSETS	(17,628,164)	2,309,869		(27,942,129)	29,593,896

NET ASSETS:
Beginning of the period	47,509,566	45,199,697		29,593,896	—
End of the period	$29,881,402	$47,509,566		$1,651,767	$29,593,896

SHARES TRANSACTIONS
Subscriptions	1,000,000	3,625,000		300,000	725,000
Redemptions	(955,023)	(1,475,000)		(900,000)	(25,000)
Reverse Stock Split (Note 11)	—	(3,760,000	)(b)	—	—
Total increase (decrease) in shares outstanding	44,977	(1,610,000)		(600,000)	700,000

(a)	Inception date of the Fund was July 28, 2025.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 5, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax Short COIN Option Income Strategy ETF			YieldMax Short N100 Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025		Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$461,907	$1,249,036		$193,913	$339,985
Net realized gain (loss)	12,911,854	(25,981,381)		739,242	(2,138,485)
Net change in unrealized appreciation (depreciation)	2,230,879	(7,159,144)		(632,035)	(198,036)
Net increase (decrease) in net assets resulting from operations	15,604,640	(31,891,489)		301,120	(1,996,536)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(461,907)	(1,249,765)		(193,913)	(402,030)
Return of capital	(16,949,513)	(37,739,558)		(1,875,797)	(2,335,403)
Total distributions to shareholders	(17,411,420)	(38,989,323)		(2,069,710)	(2,737,433)

CAPITAL TRANSACTIONS:
Subscriptions	29,755,440	137,455,960		7,449,000	19,470,850
Redemptions	(32,494,895)	(63,285,700)		(6,058,000)	(6,394,160)
ETF transaction fees (Note 9)	12,450	40,148		2,702	5,173
Net increase (decrease) in net assets from capital transactions	(2,727,005)	74,210,408		1,393,702	13,081,863

NET INCREASE (DECREASE) IN NET ASSETS	(4,533,785)	3,329,596		(374,888)	8,347,894

NET ASSETS:
Beginning of the period	43,366,360	40,036,764		14,398,989	6,051,095
End of the period	$38,832,575	$43,366,360		$14,024,101	$14,398,989

SHARES TRANSACTIONS
Subscriptions	2,950,000	26,925,000		600,000	1,250,000
Redemptions	(3,000,023)	(11,350,000)		(500,000)	(400,000)
Reverse Stock Split (Note 11)	—	(16,155,000	)(a)	—	—
Total increase (decrease) in shares outstanding	(50,023)	(580,000)		100,000	850,000

(a)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax Short NVDA Option Income Strategy ETF			YieldMax Short TSLA Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025		Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$125,328	$324,651		$247,366	$788,117
Net realized gain (loss)	(442,526)	(5,230,905)		(3,359,715)	(12,226,063)
Net change in unrealized appreciation (depreciation)	462,497	254,268		6,074,312	(3,630,693)
Net increase (decrease) in net assets resulting from operations	145,299	(4,651,986)		2,961,963	(15,068,639)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(125,328)	(325,903)		(247,366)	(788,181)
Return of capital	(2,260,776)	(5,854,150)		(5,760,581)	(18,669,602)
Total distributions to shareholders	(2,386,104)	(6,180,053)		(6,007,947)	(19,457,783)

CAPITAL TRANSACTIONS:
Subscriptions	6,385,732	20,263,662		4,979,153	61,629,415
Redemptions	(2,332,770)	(12,048,998)		(5,263,505)	(27,925,010)
ETF transaction fees (Note 9)	1,744	6,465		2,049	17,911
Net increase (decrease) in net assets from capital transactions	4,054,706	8,221,129		(282,303)	33,722,316

NET INCREASE (DECREASE) IN NET ASSETS	1,813,901	(2,610,910)		(3,328,287)	(804,106)

NET ASSETS:
Beginning of the period	8,010,105	10,621,015		22,280,048	23,084,154
End of the period	$9,824,006	$8,010,105		$18,951,761	$22,280,048

SHARES TRANSACTIONS
Subscriptions	350,000	2,050,000		300,000	11,075,000
Redemptions	(275,015)	(1,200,000)		(307,525)	(5,250,000)
Reverse Stock Split (Note 11)	—	(1,395,000	)(a)	—	(7,087,500	)(a)
Total increase (decrease) in shares outstanding	74,985	(545,000)		(7,525)	(1,262,500)

(a)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax SMCI Option Income Strategy ETF		YieldMax SNOW Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$2,837,963	$5,201,313	$690,869	$1,771,964
Net realized gain (loss)	(110,790,171)	65,136,330	(15,562,582)	17,793,932
Net change in unrealized appreciation (depreciation)	(10,574,006)	(2,493,627)	(12,843,267)	13,189,198
Net increase (decrease) in net assets resulting from operations	(118,526,214)	67,844,016	(27,714,980)	32,755,094

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,837,963)	(68,196,370)	(690,869)	(31,618,740)
Return of capital	(64,122,180)	(125,814,125)	(11,747,799)	(11,214,140)
Total distributions to shareholders	(66,960,143)	(194,010,495)	(12,438,668)	(42,832,880)

CAPITAL TRANSACTIONS:
Subscriptions	103,444,228	599,073,888	21,107,385	149,215,410
Redemptions	(112,154,823)	(183,199,678)	(50,362,102)	(71,862,238)
ETF transaction fees (Note 9)	43,120	156,455	14,294	44,217
Net increase (decrease) in net assets from capital transactions	(8,667,475)	416,030,665	(29,240,423)	77,397,389

NET INCREASE (DECREASE) IN NET ASSETS	(194,153,832)	289,864,186	(69,394,071)	67,319,603

NET ASSETS:
Beginning of the period	301,460,232	11,596,046	86,075,220	18,755,617
End of the period	$107,306,400	$301,460,232	$16,681,149	$86,075,220

SHARES TRANSACTIONS
Subscriptions	12,550,000	29,325,000	2,375,000	8,675,000
Redemptions	(14,050,000)	(9,450,000)	(5,350,000)	(4,425,000)
Total increase (decrease) in shares outstanding	(1,500,000)	19,875,000	(2,975,000)	4,250,000

Statements of Changes in Net Assets

	YieldMax TSLA Option Income Strategy ETF			YieldMax TSM Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025		Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$14,893,841	$33,851,294		$941,533	$1,409,235
Net realized gain (loss)	34,989,693	373,202,532		3,056,649	20,532,349
Net change in unrealized appreciation (depreciation)	(151,280,734)	105,829,907		10,981,055	1,747,486
Net increase (decrease) in net assets resulting from operations	(101,397,200)	512,883,733		14,979,237	23,689,070

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(14,893,841)	(378,764,883)		(941,533)	(23,424,762)
Return of capital	(282,287,817)	(542,652,570)		(16,748,037)	(6,458,733)
Total distributions to shareholders	(297,181,658)	(921,417,453)		(17,689,570)	(29,883,495)

CAPITAL TRANSACTIONS:
Subscriptions	329,284,362	1,996,041,030		93,028,755	97,856,531
Redemptions	(379,791,253)	(1,128,545,207)		(60,683,717)	(42,213,180)
ETF transaction fees (Note 9)	141,042	624,917		30,742	27,916
Net increase (decrease) in net assets from capital transactions	(50,365,849)	868,120,740		32,375,780	55,671,267

NET INCREASE (DECREASE) IN NET ASSETS	(448,944,707)	459,587,020		29,665,447	49,476,842

NET ASSETS:
Beginning of the period	1,286,168,027	826,581,007		72,708,456	23,231,614
End of the period	$837,223,320	$1,286,168,027		$102,373,903	$72,708,456

SHARES TRANSACTIONS
Subscriptions	24,350,000	203,775,000		5,700,000	5,800,000
Redemptions	(26,000,035)	(122,025,000)		(3,900,000)	(2,575,000)
Reverse Stock Split (Note 11)	—	(120,820,000	)(a)	—	—
Total increase (decrease) in shares outstanding	(1,650,035)	(39,070,000)		1,800,000	3,225,000

(a)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on November 28, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax Ultra Option Income Strategy ETF			YieldMax Ultra Short Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025		Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(4,073,999)	$(7,669,232)		$396,598	$57,179
Net realized gain (loss)	(196,633,467)	(93,665,745)		(1,290,954)	(1,374,586)
Net change in unrealized appreciation (depreciation)	(70,032,527)	239,306,112		(219,956)	(768,564)
Net increase (decrease) in net assets resulting from operations	(270,739,993)	137,971,135		(1,114,312)	(2,085,971)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(420,906,213)	(346,947,338)		(396,598)	(57,146)
Return of capital	—	(641,667,620)		(6,730,022)	(1,852,482)
Total distributions to shareholders	(420,906,213)	(988,614,958)		(7,126,620)	(1,909,628)

CAPITAL TRANSACTIONS:
Subscriptions	402,471,308	4,158,063,942		15,075,468	24,508,312
Redemptions	(1,338,706,541)	(1,031,898,730)		(7,904,278)	—
ETF transaction fees (Note 9)	346,805	1,037,993		4,596	4,152
Net increase (decrease) in net assets from capital transactions	(935,888,428)	3,127,203,205		7,175,786	24,512,464

NET INCREASE (DECREASE) IN NET ASSETS	(1,627,534,634)	2,276,559,382		(1,065,146)	20,516,865

NET ASSETS:
Beginning of the period	2,481,990,258	205,430,876		20,516,865	—
End of the period	$854,455,624	$2,481,990,258		$19,451,719	$20,516,865

SHARES TRANSACTIONS
Subscriptions	30,550,000	676,075,000		450,000	550,000
Redemptions	(53,342,536)	(196,650,000)		(250,000)	—
Reverse Stock Split (Note 11)	—	(450,180,000	)(b)	—	—
Total increase (decrease) in shares outstanding	(22,792,536)	29,245,000		200,000	550,000

(a)	Inception date of the Fund was August 20, 2025.

(b)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on November 28, 2025 (Note 11).

Statements of Changes in Net Assets

	YieldMax Universe Fund of Option Income ETFs		YieldMax XOM Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$158,974,467	$211,942,370	$495,931	$1,495,455
Net realized gain (loss)	(431,842,419)	(53,740,964)	9,032,619	(1,958,644)
Net change in unrealized appreciation (depreciation)	170,046,058	(671,459)	(160,500)	20,549
Net increase (decrease) in net assets resulting from operations	(102,821,894)	157,529,947	9,368,050	(442,640)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(152,453,188)	(220,883,856)	(495,931)	(1,494,392)
Return of capital	–	(247,024,459)	(6,217,852)	(13,448,646)
Total distributions to shareholders	(152,453,188)	(467,908,315)	(6,713,783)	(14,943,038)

CAPITAL TRANSACTIONS:
Subscriptions	57,897,750	1,080,710,542	31,080,928	59,044,625
Redemptions	(371,814,133)	(153,606,587)	(52,753,048)	(27,013,925)
ETF transaction fees (Note 9)	–	–	16,767	17,212
Net increase (decrease) in net assets from capital transactions	(313,916,383)	927,103,955	(21,655,353)	32,047,912

NET INCREASE (DECREASE) IN NET ASSETS	(569,191,465)	616,725,587	(19,001,086)	16,662,234

NET ASSETS:
Beginning of the period	962,095,780	345,370,193	48,894,657	32,323,423
End of the period	$392,904,315	$962,095,780	$29,893,571	$48,894,657

SHARES TRANSACTIONS
Subscriptions	6,425,000	70,725,000	2,350,000	4,350,000
Redemptions	(38,975,000)	(11,850,000)	(4,100,000)	(2,125,000)
Total increase (decrease) in shares outstanding	(32,550,000)	58,875,000	(1,750,000)	2,225,000

Statement of Changes in Net Assets

	YieldMax XYZ Option Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$572,207	$2,049,546
Net realized gain (loss)	(10,234,864)	(12,732,162)
Net change in unrealized appreciation (depreciation)	4,287,112	(2,056,035)
Net increase (decrease) in net assets resulting from operations	(5,375,545)	(12,738,651)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(572,207)	(2,039,524)
Return of capital	(12,647,826)	(43,030,424)
Total distributions to shareholders	(13,220,033)	(45,069,948)

CAPITAL TRANSACTIONS:
Subscriptions	43,263,165	112,034,900
Redemptions	(48,549,134)	(42,118,968)
ETF transaction fees (Note 9)	18,362	30,831
Net increase (decrease) in net assets from capital transactions	(5,267,607)	69,946,763

NET INCREASE (DECREASE) IN NET ASSETS	(23,863,185)	12,138,164

NET ASSETS:
Beginning of the period	62,412,034	50,273,870
End of the period	$38,548,849	$62,412,034

SHARES TRANSACTIONS
Subscriptions	1,625,000	8,125,000
Redemptions	(1,685,021)	(3,675,000)
Reverse Stock Split (Note 11)	–	(5,820,000	)(a)
Total increase (decrease) in shares outstanding	(60,021)	(1,370,000)

(a)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on November 28, 2025 (Note 11).

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:				CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before Investment Advisory Fees waived(d)	Ratio of expenses to average net assets after Investment Advisory Fees waived (d)	Ratio of interest, dividend and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest, dividend and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax AAPL Option Income Strategy ETF
4/30/2026
(Unaudited)	$13.78	0.16	(0.16)	0.00(f)	(0.16)	–	(1.70)	(1.86)	0.00(f)	$11.92	0.11%	$109,328	1.16%	1.16%	0.17%	0.99%	2.52%	–%
10/31/2025	$17.36	0.45	0.78	1.23	(1.65)	–	(3.16)	(4.81)	0.00(f)	$13.78	11.17%	$155,363	1.04%	1.04%	0.05%	0.99%	3.10%	20%
10/31/2024	$18.33	0.69	2.72	3.41	(2.19)	–	(2.19)	(4.38)	0.00(f)	$17.36	21.14%	$92,464	1.06%	1.06%	0.07%	0.99%	3.82%	20%
10/31/2023(g)	$20.00	0.44	0.06	0.50	(0.41)	–	(1.77)	(2.18)	0.01	$18.33	1.88%	$56,378	0.99%	0.99%	–%	0.99%	4.16%	42%
YieldMax ABNB Option Income Strategy ETF
4/30/2026
(Unaudited)	$48.04	0.57	2.51	3.08	(0.57)	–	(7.57)	(8.14)	0.01	$42.99	11.08%	$21,925	1.24%	1.24%	0.25%	0.99%	2.59%	–%
10/31/2025(h)	$81.65	1.83	(7.26)	(5.43)	(1.96)	–	(26.24)	(28.20)	0.02	$48.04	(8.22)%	$30,988	1.01%	1.01%	0.02%	0.99%	3.01%	43%
10/31/2024(i)	$100.00	0.95	(9.05)	(8.10)	(6.40)	–	(3.90)	(10.30)	0.05	$81.65	(7.19)%	$16,743	1.06%	1.06%	0.07%	0.99%	3.22%	46%
YieldMax AI Option Income Strategy ETF
4/30/2026
(Unaudited)	$24.60	0.24	(11.47)	(11.23)	(0.24)	–	(3.60)	(3.84)	0.00(f)	$9.53	(46.34)%	$25,140	1.02%	1.02%	0.03%	0.99%	3.16%	–%
10/31/2025(j)	$83.60	1.58	(16.32)	(14.74)	(2.01)	–	(42.28)	(44.29)	0.03	$24.60	(36.29)%	$84,570	0.99%	0.99%	0.00%(k)	0.99%	3.48%	53%
10/31/2024(l)	$200.00	3.80	(53.70)	(49.90)	(4.20)	–	(62.40)	(66.60)	0.10	$83.60	(30.62)%	$34,272	1.67%	1.67%	0.68%	0.99%	3.56%	4%
YieldMax AMD Option Income Strategy ETF
4/30/2026
(Unaudited)	$49.16	0.55	4.76	5.31	(0.55)	–	(9.20)	(9.75)	0.02	$44.74	27.01%	$234,882	1.03%	1.03%	0.04%	0.99%	2.99%	–%(c)
10/31/2025(m)	$62.80	1.24	16.70	17.94	(21.42)	–	(10.18)	(31.59)	0.02	$49.16	58.57%	$232,035	1.00%	1.00%	0.01%	0.99%	2.86%	46%
10/31/2024	$94.20	3.40	22.95	26.35	(10.70)	–	(47.10)	(57.80)	0.05	$62.80	25.62%	$121,221	1.23%	1.23%	0.24%	0.99%	4.06%	37%
10/31/2023(n)	$100.00	0.50	(6.30)	(5.80)	–	–	–	–	0.00(f)	$94.20	(5.80)%	$5,651	0.99%	0.99%	–%	0.99%	4.39%	–%
YieldMax AMZN Option Income Strategy ETF
4/30/2026
(Unaudited)	$14.84	0.18	0.22	0.40	(0.18)	–	(2.54)	(2.72)	0.00(f)	$12.52	4.57%	$252,370	1.09%	1.09%	0.10%	0.99%	2.82%	–%
10/31/2025	$18.64	0.53	3.69	4.22	(3.77)	–	(4.25)	(8.01)	0.00(f)	$14.84	28.81%	$311,639	1.09%	1.09%	0.10%	0.99%	3.19%	24%
10/31/2024	$20.45	0.81	5.36	6.17	(2.47)	–	(5.52)	(7.99)	0.01	$18.64	32.51%	$178,930	1.17%	1.17%	0.18%	0.99%	3.90%	27%
10/31/2023(o)	$20.00	0.23	1.31	1.54	(1.10)	–	–	(1.10)	0.01	$20.45	7.94%	$33,750	1.06%	1.06%	0.07%	0.99%	4.10%	2%
YieldMax BABA Option Income Strategy ETF
4/30/2026
(Unaudited)	$15.61	0.18	(2.63)	(2.45)	(0.18)	–	(2.75)	(2.93)	0.00(f)	$10.23	(17.63)%	$17,907	1.12%	1.12%	0.13%	0.99%	2.66%	–%
10/31/2025	$21.02	0.47	5.87	6.34	(7.21)	–	(4.55)	(11.76)	0.01	$15.61	42.90%	$59,709	0.99%	0.99%	0.00%(k)	0.99%	2.74%	59%
10/31/2024(p)	$20.00	0.15	2.85	3.00	(1.99)	–	–	(1.99)	0.01	$21.02	15.00%	$21,016	0.99%	1.07%	0.08%	0.99%	3.05%	16%
YieldMax Bitcoin Option Income Strategy ETF
4/30/2026
(Unaudited)	$44.02	0.55(bb)	(13.58)	(13.03)	(0.55)	–	(6.34)	(6.89)	0.01	$24.11	(27.95)%	$43,523	1.00%(cc)	1.00%(cc)	0.01%(cc)	0.99%(cc)	3.61%(cc)	–%
10/31/2025	$63.75	0.81	16.09	16.90	(6.24)	(4.91)	(25.51)	(36.66)	0.03	$44.02	31.22%	$110,062	1.02%	1.02%	0.03%	0.99%	1.50%	29%
10/31/2024(q)	$100.00	0.35	(9.40)	(9.05)	(1.15)	–	(26.10)	(27.25)	0.05	$63.75	(7.26)%	$47,830	4.75%	4.75%	3.76%	0.99%	0.91%	28%
YieldMax BRK.B Option Income Strategy ETF

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:				CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before Investment Advisory Fees waived(d)	Ratio of expenses to average net assets after Investment Advisory Fees waived (d)	Ratio of interest, dividend and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest, dividend and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
4/30/2026
(Unaudited)(r)	$45.44	0.61	(0.91)	(0.30)	(0.61)	–	(3.64)	(4.25)	0.02	$40.91	(0.87)%	$7,159	1.00%	1.00%	0.01%	0.99%	2.75%	–%
10/31/2025(r)	$50.00	0.55	(1.89)	(1.34)	(0.85)	–	(2.39)	(3.24)	0.02	$45.44	(2.77)%	$32,944	1.01%	1.01%	0.02%	0.99%	2.86%	–%
YieldMax COIN Option Income Strategy ETF
4/30/2026
(Unaudited)	$63.34	0.60	(27.87)	(27.27)	(0.60)	–	(9.29)	(9.89)	0.01	$26.19	(41.09)%	$398,238	1.09%	1.09%	0.10%	0.99%	3.21%	–%
10/31/2025(j)	$122.30	3.01	41.64	44.65	(22.16)	(0.03)	(81.47)	(103.66)	0.05	$63.34	39.94%	$1,270,188	1.04%	1.04%	0.05%	0.99%	3.35%	31%
10/31/2024	$197.00	7.60	122.30	129.90	(65.90)	–	(138.80)	(204.70)	0.10	$122.30	62.36%	$655,235	1.22%	1.22%	0.23%	0.99%	4.10%	27%
10/31/2023(s)	$200.00	1.80	7.20	9.00	(12.10)	–	–	(12.10)	0.10	$197.00	4.69%	$65,015	1.09%	1.09%	0.10%	0.99%	4.28%	9%
YieldMax CVNA Option Income Strategy ETF
4/30/2026
(Unaudited)	$31.85	0.42	7.24	7.66	(0.42)	–	(11.13)	(11.55)	–	$27.96	26.50%	$23,762	1.10%	1.10%	0.11%	0.99%	2.51%	–%
10/31/2025(t)	$50.00	0.85	5.81	6.66	(14.18)	–	(10.63)	(24.81)	–	$31.85	20.50%	$54,138	1.09%	1.09%	0.10%	0.99%	2.76%	–%
YieldMax DIS Option Income Strategy ETF
4/30/2026
(Unaudited)	$12.57	0.15	(0.86)	(0.71)	(0.15)	–	(1.64)	(1.79)	0.00(f)	$10.07	(5.89)%	$5,037	1.28%	1.28%	0.29%	0.99%	2.68%	–%
10/31/2025	$15.81	0.43	1.43	1.86	(0.45)	–	(4.65)	(5.10)	0.00(f)	$12.57	12.80%	$35,195	1.21%	1.21%	0.22%	0.99%	3.00%	62%
10/31/2024	$19.98	0.69	1.48	2.17	(0.97)	–	(5.38)	(6.35)	0.01	$15.81	10.47%	$22,529	1.31%	1.31%	0.32%	0.99%	3.87%	20%
10/31/2023(u)	$20.00	0.14	0.10	0.24	(0.26)	–	–	(0.26)	0.00(f)	$19.98	1.22%	$3,996	1.15%	1.15%	0.16%	0.99%	3.69%	2%
YieldMax DKNG Option Income Strategy ETF
4/30/2026
(Unaudited)(v)	$32.01	0.39	(7.33)	(6.94)	(0.39)	–	(7.26)	(7.65)	0.01	$17.43	(26.76)%	$2,615	1.06%	1.06%	0.07%	0.99%	2.87%	–%
10/31/2025(v)	$50.00	0.41	(12.10)	(11.69)	(0.34)	–	(5.99)	(6.33)	0.03	$32.01	(26.06)%	$28,808	1.03%	1.03%	0.04%	0.99%	3.47%	–%
YieldMax Gold Miners Option Income Strategy ETF
4/30/2026
(Unaudited)	$15.48	0.19(bb)	1.65	1.84	(0.19)	–	(4.29)	(4.48)	0.00(f)	$12.84	10.35%	$282,211	1.00%(cc)	1.00%(cc)	0.01%(cc)	0.99%(cc)	2.48%(cc)	–%
10/31/2025	$17.21	0.45	5.64	6.09	(7.83)	–	–	(7.83)	0.01	$15.48	47.42%	$186,975	1.00%	1.00%	0.01%	0.99%	2.87%	36%
10/31/2024(w)	$20.00	0.30	(0.52)	(0.22)	(0.82)	–	(1.76)	(2.58)	0.01	$17.21	(0.66)%	$31,417	1.08%	1.08%	0.09%	0.99%	3.75%	14%
YieldMax GOOGL Option Income Strategy ETF
4/30/2026
(Unaudited)	$14.53	0.18	3.80	3.98	(0.18)	–	(2.91)	(3.09)	0.00(f)	$15.42	31.33%	$266,725	1.09%	1.09%	0.10%	0.99%	2.52%	–%
10/31/2025	$15.02	0.41	4.84	5.25	(5.74)	–	–	(5.74)	0.00(f)	$14.53	47.95%	$194,010	1.14%	1.14%	0.15%	0.99%	3.04%	30%
10/31/2024	$18.67	0.65	0.98	1.63	(0.77)	–	(4.52)	(5.29)	0.01	$15.02	9.81%	$70,952	1.20%	1.20%	0.21%	0.99%	3.91%	359%
10/31/2023(x)	$20.00	0.20	(0.86)	(0.66)	(0.68)	–	–	(0.68)	0.01	$18.67	(3.50)%	$16,334	0.99%	0.99%	–%	0.99%	3.68%	13%
YieldMax HOOD Option Income Strategy ETF
4/30/2026
(Unaudited)(y)	$68.15	0.76	(26.99)	(26.23)	(0.76)	–	(14.08)	(14.84)	0.01	$27.09	(42.83)%	$105,658	0.99%	0.99%	0.00%(k)	0.99%	3.60%	–%
10/31/2025(y)	$50.00	0.79	49.76	50.55	(32.45)	–	–	(32.45)	0.05	$68.15	122.37%	$250,466	0.99%	0.99%	0.00%(k)	0.99%	2.40%	–%
YieldMax Innovation Option Income Strategy ETF

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:				CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before Investment Advisory Fees waived(d)	Ratio of expenses to average net assets after Investment Advisory Fees waived (d)	Ratio of interest, dividend and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest, dividend and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
4/30/2026
(Unaudited)	$44.40	0.50(bb)	(5.95)	(5.45)	(0.50)	–	(6.40)	(6.90)	0.01	$32.06	(8.88)%	$52,259	1.07%(cc)	1.07%(cc)	0.08%(cc)	0.99%(cc)	2.82%(cc)	–%
10/31/2025(h)	$48.40	1.29	18.10	19.39	(14.79)	–	(8.61)	(23.40)	0.01	$44.40	53.68%	$91,684	1.00%	1.00%	0.01%	0.99%	2.87%	115%
10/31/2024	$60.20	2.45	9.20	11.65	(2.45)	–	(21.00)	(23.45)	0.00(f)	$48.40	20.85%	$54,444	1.00%	1.00%	0.01%	0.99%	4.22%	64%
10/31/2023(z)	$100.00	2.90	(13.10)	(10.20)	(21.35)	–	(8.30)	(29.65)	0.05	$60.20	(13.76)%	$67,098	1.19%	1.19%	0.20%	0.99%	4.24%	60%
YieldMax JP Option Income Strategy ETF
4/30/2026
(Unaudited)	$16.47	0.21	(0.27)	(0.06)	(0.21)	–	(1.98)	(2.19)	0.00(f)	$14.22	(0.07)%	$40,540	1.31%	1.31%	0.32%	0.99%	2.74%	70%
10/31/2025	$18.23	0.50	3.05	3.55	(3.50)	–	(1.82)	(5.32)	0.01	$16.47	23.05%	$60,925	1.04%	1.04%	0.05%	0.99%	2.93%	32%
10/31/2024	$18.85	0.77	3.20	3.97	(1.92)	–	(2.68)	(4.60)	0.01	$18.23	22.35%	$26,428	1.18%	1.18%	0.19%	0.99%	3.99%	11%
10/31/2023(aa)	$20.00	0.11	(1.01)	(0.90)	(0.10)	–	(0.15)	(0.25)	0.00(f)	$18.85	(4.58)%	$3,298	1.05%	1.05%	0.06%	0.99%	4.04%	42%
YieldMax Magnificent 7 Fund of Option Income ETF
4/30/2026
(Unaudited)	$15.37	2.75(bb)	(2.72)	0.03	(2.58)	–	–	(2.58)	–	$12.82	0.75%	$315,905	0.29%(cc)	0.29%(cc)	0.00%(k)(cc)	0.29%(cc)	40.57%(cc)	13%
10/31/2025	$18.64	4.19(bb)	0.27	4.46	(4.53)	(0.14)	(3.06)	(7.73)	–	$15.37	31.85%	$471,840	0.29%(cc)	0.29%(cc)	0.00%(k)(cc)	0.29%(cc)	25.87%(cc)	32%
10/31/2024(dd)	$20.00	2.57(bb)	1.49	4.06	(2.52)	–	(2.90)	(5.42)	–	$18.64	22.44%	$182,671	0.29%(cc)	0.29%(cc)	–%(cc)	0.29%(cc)	17.41%(cc)	21%
YieldMax MARA Option Income Strategy ETF
4/30/2026
(Unaudited)	$16.20	0.15	(6.33)	(6.18)	(0.15)	–	(3.43)	(3.58)	0.00(f)	$6.44	(36.94)%	$66,030	1.33%	1.33%	0.34%	0.99%	3.93%	–%
10/31/2025(ee)	$50.00	0.59	(14.86)	(14.27)	(0.59)	–	(18.96)	(19.55)	0.02	$16.20	(28.01)%	$95,973	1.00%	1.00%	0.01%	0.99%	3.16%	100%
YieldMax META Option Income Strategy ETF
4/30/2026
(Unaudited)	$13.53	0.18	(1.10)	(0.92)	(0.18)	–	(2.30)	(2.48)	0.00(f)	$10.13	(7.77)%	$103,058	1.14%	1.14%	0.15%	0.99%	2.93%	–%
10/31/2025	$19.32	0.55	0.95	1.50	(3.25)	–	(4.04)	(7.29)	0.00(f)	$13.53	6.96%	$154,948	1.06%	1.06%	0.07%	0.99%	3.22%	21%
10/31/2024	$19.70	0.80	8.94	9.74	(8.19)	–	(1.94)	(10.13)	0.01	$19.32	59.90%	$128,445	1.06%	1.06%	0.07%	0.99%	4.04%	16%
10/31/2023(x)	$20.00	0.21	0.21	0.42	(0.73)	–	–	(0.73)	0.01	$19.70	2.17%	$12,311	0.99%	0.99%	–%	0.99%	3.99%	17%
YieldMax MRNA Option Income Strategy ETF
4/30/2026
(Unaudited)	$16.75	0.18	5.37	5.55	(0.18)	–	(6.48)	(6.66)	0.01	$15.65	43.34%	$87,328	1.24%	1.24%	0.25%	0.99%	2.10%	340%
10/31/2025(ff)	$72.60	0.86	(31.12)	(30.26)	(1.06)	–	(24.55)	(25.61)	0.02	$16.75	(48.88)%	$92,474	1.00%	1.00%	0.01%	0.99%	3.46%	42%
10/31/2024	$193.50	5.80	(35.00)	(29.20)	(7.60)	–	(84.20)	(91.80)	0.10	$72.60	(36.73)%	$28,841	1.26%	1.26%	0.27%	0.99%	4.02%	27%
10/31/2023(gg)	$200.00	–	(6.50)	(6.50)	–	–	–	–	–	$193.50	(3.25)%	$1,451	0.99%	0.99%	–%	0.99%	(0.78)%	–%
YieldMax MSFT Option Income Strategy ETF
4/30/2026
(Unaudited)	$17.22	0.21	(3.00)	(2.79)	(0.21)	–	(2.03)	(2.24)	0.00(f)	$12.19	(16.72)%	$97,799	1.03%	1.03%	0.04%	0.99%	3.03%	–%
10/31/2025	$18.59	0.56	3.41	3.97	(3.04)	–	(2.30)	(5.34)	0.00(f)	$17.22	25.53%	$148,991	1.03%	1.03%	0.04%	0.99%	3.21%	16%
10/31/2024	$21.33	0.84	3.04	3.88	(2.91)	–	(3.72)	(6.63)	0.01	$18.59	18.73%	$80,849	1.07%	1.07%	0.08%	0.99%	4.02%	21%
10/31/2023(u)	$20.00	0.15	1.45	1.60	(0.28)	–	–	(0.28)	0.01	$21.33	8.13%	$8,534	1.04%	1.04%	0.05%	0.99%	4.01%	9%
YieldMax MSTR Option Income Strategy ETF

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:				CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before Investment Advisory Fees waived(d)	Ratio of expenses to average net assets after Investment Advisory Fees waived (d)	Ratio of interest, dividend and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest, dividend and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
4/30/2026
(Unaudited)	$54.39	0.43	(21.09)	(20.66)	(0.43)	–	(8.53)	(8.96)	0.00(f)	$24.77	(31.29)%	$1,244,459	1.12%	1.12%	0.13%	0.99%	2.91%	137%
10/31/2025(m)	$145.30	2.43	26.07	28.50	(5.38)	–	(114.09)	(119.48)	0.06	$54.39	4.95%	$3,030,103	1.03%	1.03%	0.04%	0.99%	2.47%	–%
10/31/2024(hh)	$100.00	1.70	143.55	145.25	(100.05)	–	–	(100.05)	0.10	$145.30	188.30%	$813,067	0.99%	0.99%	–%	0.99%	1.85%	–%
YieldMax NFLX Option Income Strategy ETF
4/30/2026
(Unaudited)	$14.82	0.17	(2.16)	(1.99)	(0.17)	–	(2.38)	(2.55)	0.01	$10.29	(13.57)%	$74,058	1.18%	1.18%	0.19%	0.99%	2.95%	–%
10/31/2025	$17.75	0.56	4.77	5.33	(6.14)	–	(2.13)	(8.26)	0.01	$14.82	33.04%	$133,012	1.01%	1.01%	0.02%	0.99%	3.21%	33%
10/31/2024	$17.84	0.71	7.87	8.58	(8.42)	–	(0.26)	(8.68)	0.01	$17.75	64.43%	$51,465	1.05%	1.05%	0.06%	0.99%	4.08%	51%
10/31/2023(ii)	$20.00	0.19	(1.43)	(1.24)	(0.93)	–	–	(0.93)	0.01	$17.84	(5.99)%	$16,058	0.99%	0.99%	–%	0.99%	4.72%	0%(k)
YieldMax NVDA Option Income Strategy ETF
4/30/2026
(Unaudited)	$16.72	0.23	(0.05)	0.18	(0.23)	–	(3.21)	(3.44)	0.00(f)	$13.46	2.58%	$1,387,743	1.11%	1.11%	0.12%	0.99%	3.18%	275%
10/31/2025	$24.88	0.52	4.34	4.86	(6.89)	–	(6.14)	(13.03)	0.01	$16.72	36.93%	$1,823,696	1.09%	1.09%	0.10%	0.99%	2.94%	16%
10/31/2024	$20.34	0.98	21.80	22.78	(15.17)	–	(3.08)	(18.25)	0.01	$24.88	144.70%	$1,244,788	1.27%	1.27%	0.28%	0.99%	3.82%	23%
10/31/2023(jj)	$20.00	0.45	4.00	4.45	(3.55)	–	(0.57)	(4.12)	0.01	$20.34	21.88%	$158,667	1.02%	1.02%	0.03%	0.99%	4.24%	24%
YieldMax PLTR Option Income Strategy ETF
4/30/2026
(Unaudited)	$64.98	0.65	(15.82)	(15.17)	(0.65)	–	(14.22)	(14.87)	0.01	$34.95	(25.65)%	$348,649	1.14%	1.14%	0.15%	0.99%	2.81%	–%
10/31/2025	$49.29	1.72	70.75	72.47	(56.50)	–	(0.34)	(56.85)	0.06	$64.98	211.94%	$675,756	1.07%	1.07%	0.08%	0.99%	2.64%	26%
10/31/2024(kk)	$50.00	0.10	(0.82)	(0.72)	–	–	–	–	0.01	$49.29	(1.43)%	$6,161	1.44%	1.44%	0.45%	0.99%	2.95%	–%
YieldMax PYPL Option Income Strategy ETF
4/30/2026
(Unaudited)	$50.54	0.54	(14.40)	(13.86)	(0.54)	–	(5.81)	(6.35)	0.01	$30.34	(24.24)%	$29,881	1.39%	1.39%	0.40%	0.99%	3.02%	–%
10/31/2025(m)	$88.65	2.01	(10.98)	(8.97)	(2.07)	–	(27.09)	(29.16)	0.02	$50.54	(12.88)%	$47,510	1.31%	1.31%	0.32%	0.99%	2.98%	19%
10/31/2024	$90.20	3.15	38.60	41.75	(40.15)	–	(3.20)	(43.35)	0.05	$88.65	58.02%	$45,200	1.45%	1.45%	0.46%	0.99%	3.49%	344%
10/31/2023(ll)	$100.00	0.30	(10.15)	(9.85)	–	–	–	–	0.05	$90.20	(9.82)%	$1,353	1.16%	1.16%	0.17%	0.99%	3.32%	111%
YieldMax RBLX Option Income Strategy ETF
4/30/2026
(Unaudited)(mm)	$42.28	0.43	(18.55)	(18.12)	(0.43)	–	(7.22)	(7.65)	0.01	$16.52	(47.40)%	$1,652	1.64%	1.64%	0.65%	0.99%	3.08%	–%
10/31/2025(mm)	$50.00	0.35	(0.69)	(0.34)	(0.20)	–	(7.21)	(7.41)	0.03	$42.28	(2.18)%	$29,594	0.99%	0.99%	–%	0.99%	2.75%	–%
YieldMax Short COIN Option Income Strategy ETF
4/30/2026
(Unaudited)	$24.16	0.29	6.57	6.86	(0.29)	–	(8.49)	(8.78)	0.01	$22.25	37.98%	$38,833	1.01%	1.01%	0.02%	0.99%	2.19%	1398%
10/31/2025(j)	$168.60	1.53	(86.06)	(84.53)	(1.92)	–	(58.04)	(59.96)	0.05	$24.16	(63.59)%	$43,366	1.04%	1.04%	0.05%	0.99%	3.11%	42%
10/31/2024(nn)	$200.00	2.10	18.60	20.70	(1.70)	–	(50.50)	(52.20)	0.10	$168.60	9.61%	$40,037	1.00%	1.00%	0.01%	0.99%	3.66%	38%
YieldMax Short N100 Option Income Strategy ETF

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:				CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before Investment Advisory Fees waived(d)	Ratio of expenses to average net assets after Investment Advisory Fees waived (d)	Ratio of interest, dividend and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest, dividend and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
4/30/2026
(Unaudited)	$12.25	0.16(bb)	0.22	0.38	(0.16)	–	(1.47)	(1.63)	0.00(f)	$11.00	2.64%	$14,024	1.00%(cc)	1.00%(cc)	0.01%(cc)	0.99%(cc)	2.58%(cc)	231%
10/31/2025	$18.62	0.47	(2.95)	(2.48)	(0.57)	–	(3.33)	(3.91)	0.01	$12.25	(15.67)%	$14,399	1.09%	1.09%	0.10%	0.99%	3.14%	31%
10/31/2024(oo)	$20.00	0.15	(0.75)	(0.60)	(0.78)	–	–	(0.78)	0.00(f)	$18.62	(3.09)%	$6,051	0.99%	0.99%	–%	0.99%	3.67%	–%
YieldMax Short NVDA Option Income Strategy ETF
4/30/2026
(Unaudited)	$51.68	0.65	0.15	0.80	(0.65)	–	(9.12)	(9.77)	0.01	$42.72	5.57%	$9,824	1.05%	1.05%	0.06%	0.99%	2.61%	167%
10/31/2025(j)	$151.70	2.75	(46.40)	(43.65)	(2.98)	–	(53.44)	(56.42)	0.05	$51.68	(40.99)%	$8,010	1.04%	1.04%	0.05%	0.99%	2.94%	22%
10/31/2024(pp)	$200.00	1.80	(31.20)	(29.40)	(8.80)	–	(10.20)	(0.19)	0.10	$151.70	(15.83)%	$10,621	0.99%	0.99%	0.00%(k)	0.99%	3.98%	18%
YieldMax Short TSLA Option Income Strategy ETF
4/30/2026
(Unaudited)	$28.29	0.33	2.02	2.35	(0.33)	–	(6.01)	(6.34)	0.00(f)	$24.30	16.65%	$18,952	1.01%	1.01%	0.02%	0.99%	2.53%	–%
10/31/2025(j)	$112.60	1.54	(45.30)	(43.76)	(1.64)	–	(38.94)	(40.58)	0.03	$28.29	(48.24)%	$22,280	1.04%	1.04%	0.05%	0.99%	3.08%	4%
10/31/2024(qq)	$200.00	2.80	(40.00)	(37.20)	(8.70)	–	(41.60)	(50.30)	0.10	$112.60	(20.88)%	$23,084	1.13%	1.13%	0.14%	0.99%	3.88%	64%
YieldMax SMCI Option Income Strategy ETF
4/30/2026
(Unaudited)	$14.91	0.14	(5.99)	(5.85)	(0.14)	–	(3.19)	(3.33)	0.00(f)	$5.73	(41.90)%	$107,306	1.05%	1.05%	0.06%	0.99%	3.50%	–%
10/31/2025	$33.13	0.54	3.05	3.59	(7.67)	–	(14.16)	(21.83)	0.02	$14.91	25.00%	$301,460	1.01%	1.01%	0.02%	0.99%	2.89%	133%
10/31/2024(rr)	$50.00	0.23	(11.78)	(11.55)	(0.09)	–	(5.26)	(5.35)	0.03	$33.13	(26.75)%	$11,596	0.99%	0.99%	0.00%(k)	0.99%	3.34%	–%
YieldMax SNOW Option Income Strategy ETF
4/30/2026
(Unaudited)	$15.87	0.16	(6.38)	(6.22)	(0.16)	–	(2.68)	(2.84)	0.00(f)	$6.81	(44.01)%	$16,681	1.02%	1.02%	0.03%	0.99%	2.94%	–%
10/31/2025	$15.96	0.47	10.78	11.25	(8.38)	–	(2.97)	(11.35)	0.01	$15.87	93.18%	$86,075	1.00%	1.00%	0.01%	0.99%	2.86%	33%
10/31/2024(ss)	$20.00	0.27	(0.67)	(0.40)	(1.24)	–	(2.41)	(3.65)	0.01	$15.96	(1.67)%	$18,756	1.04%	1.04%	0.05%	0.99%	3.89%	2%
YieldMax TSLA Option Income Strategy ETF
4/30/2026
(Unaudited)	$42.58	0.50	(5.49)	(4.99)	(0.50)	–	(7.77)	(8.27)	0.00(f)	$29.32	(8.59)%	$837,223	1.07%	1.07%	0.08%	0.99%	2.90%	–%
10/31/2025(tt)	$59.65	1.48	23.63	25.11	(17.35)	–	(24.86)	(42.22)	0.03	$42.58	62.26%	$1,286,168	1.07%	1.07%	0.08%	0.99%	3.09%	124%
10/31/2024(uu)	$110.90	3.50	3.30	6.80	(3.55)	–	(54.50)	(58.05)	–	$59.65	9.21%	$826,581	1.04%	1.04%	0.05%	0.99%	4.28%	51%
10/31/2023(z)	$200.00	6.00	(15.90)	(9.90)	(6.70)	–	(72.60)	(79.30)	0.10	$110.90	(7.26)%	$678,624	1.01%	1.01%	0.02%	0.99%	4.50%	168%
YieldMax TSM Option Income Strategy ETF
4/30/2026
(Unaudited)	$16.52	0.21	3.54	3.75	(0.21)	–	(3.56)	(3.77)	0.01	$16.51	26.56%	$102,374	1.02%	1.02%	0.03%	0.99%	2.63%	100%
10/31/2025	$19.77	0.46	5.39	5.85	(7.14)	–	(1.97)	(9.11)	0.01	$16.52	44.11%	$72,708	1.00%	1.00%	0.01%	0.99%	2.78%	77%
10/31/2024(vv)	$20.00	0.14	0.87	1.01	(0.69)	–	(0.57)	(1.26)	0.02	$19.77	5.26%	$23,232	0.99%	0.99%	0.00%(k)	0.99%	3.47%	7%
YieldMax Ultra Option Income Strategy ETF

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:				CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before Investment Advisory Fees waived(d)	Ratio of expenses to average net assets after Investment Advisory Fees waived (d)	Ratio of interest, dividend and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest, dividend and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
4/30/2026
(Unaudited)	$49.62	(0.13)(bb)	(7.60)	(7.73)	(10.52)	–	–	(10.52)	0.01	$31.38	(10.08)%	$854,456	1.24%(cc)	1.14%(cc)	0.00%(k) (cc)	1.14%(cc)	(0.69)%(cc)	264%
10/31/2025(ff)	$98.90	(0.41)	14.52	14.11	(22.11)	(0.16)	(41.18)	(63.45)	0.06	$49.62	23.26%	$2,481,990	1.36%	1.24%	0.10%	1.14%	(0.70)%	721%
10/31/2024(ww)	$200.00	(0.30)	(16.10)	(16.40)	(2.70)	–	(82.10)	(84.80)	0.10	$98.90	(7.63)%	$205,431	1.35%	1.25%	0.11%	1.14%	(0.38)%	717%
YieldMax Ultra Short Option Income Strategy ETF
4/30/2026
(Unaudited)(xx)	$37.30	0.62(bb)	(0.98)	(0.36)	(0.62)	–	(10.39)	(11.01)	0.01	$25.94	(1.68)%	$19,452	1.97%(cc)	1.87%(cc)	0.73%(cc)	1.14%(cc)	3.95%(cc)	–%
10/31/2025(xx)	$50.00	0.18	(7.51)	(7.33)	(0.16)	–	(5.22)	(5.38)	0.01	$37.30	(15.12)%	$20,517	1.35%	1.25%	0.11%	1.14%	2.29%	–%
YieldMax Universe Fund of Option Income ETFs
4/30/2026
(Unaudited)	$12.14	2.65(bb)	(3.90)	(1.25)	(2.48)	–	–	(2.48)	–	$8.41	(10.08)%	$392,904	0.29%(cc)	0.29%(cc)	0.00%(k)(cc)	0.29%(cc)	55.46%(cc)	166%
10/31/2025	$16.93	3.69(bb)	(0.15)	3.54	(3.89)	(0.04)	(4.40)	(8.33)	–	$12.14	27.14%	$962,096	0.29%(cc)	0.29%(cc)	–%(cc)	0.29%(cc)	26.32%(cc)	76%
10/31/2024(yy)	$20.00	2.93(bb)	(0.07)	2.86	(2.59)	–	(3.34)	(5.93)	0.00(f)	$16.93	15.11%	$345,370	0.29%(cc)	0.29%(cc)	0.00%(k)(cc)	0.29%(cc)	19.87%(cc)	64%
YieldMax XOM Option Income Strategy ETF
4/30/2026
(Unaudited)	$11.64	0.15	2.53	2.68	(0.15)	–	(1.97)	(2.12)	0.00(f)	$12.20	24.07%	$29,894	1.23%	1.23%	0.24%	0.99%	2.42%	383%
10/31/2025	$16.32	0.40	(1.08)	(0.68)	(0.40)	–	(3.60)	(4.00)	0.00(f)	$11.64	(3.95)%	$48,895	1.17%	1.17%	0.18%	0.99%	2.99%	23%
10/31/2024	$18.30	0.65	1.16	1.81	(1.56)	–	(2.24)	(3.80)	0.01	$16.32	11.07%	$32,232	1.25%	1.25%	0.26%	0.99%	3.77%	6%
10/31/2023(zz)	$20.00	0.14	(1.55)	(1.41)	(0.29)	–	–	(0.29)	0.00(f)	$18.30	(7.08)%	$6,404	1.12%	1.12%	0.13%	0.99%	4.28%	–%
YieldMax XYZ Option Income Strategy ETF
4/30/2026
(Unaudited)	$42.89	0.44	(7.16)	(6.72)	(0.44)	–	(8.11)	(8.55)	0.01	$27.63	(10.15)%	$38,549	1.42%	1.42%	0.43%	0.99%	2.84%	–%
10/31/2025	$89.00	1.72	(7.48)	(5.76)	(1.83)	–	(38.55)	(40.38)	0.03	$42.89	(7.96)%	$62,412	1.36%	1.36%	0.37%	0.99%	2.89%	46%
10/31/2024	$88.80	3.75	54.30	58.05	(23.95)	–	(34.00)	(57.95)	0.10	$89.00	75.00%	$50,274	1.43%	1.43%	0.44%	0.99%	3.73%	–%
10/31/2023(aaa)	$100.00	0.20	(11.40)	(11.20)	–	–	–	–	0.00(f)	$88.80	(11.71)%	$3,551	1.99%	1.99%	1.00%	0.99%	3.51%	–%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Amount represents less than $0.005 per share.

(g)	Inception date of the Fund was April 17, 2023.

(h)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 1, 2025, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(i)	Inception date of the Fund was June 24, 2024.

(j)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 1, 2025, 1 for 10. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(k)	Amount represents less than 0.005%.

(l)	Inception date of the Fund was November 27, 2023.

(m)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 5, 2025, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(n)	Inception date of the Fund was September 18, 2023.

(o)	Inception date of the Fund was July 24, 2023.

(p)	Inception date of the Fund was August 7, 2024.

(q)	Inception date of the Fund was April 22, 2024.

(r)	Inception date of the Fund was June 4, 2025.

(s)	Inception date of the Fund was August 14, 2023.

(t)	Inception date of the Fund was January 29, 2025.

(u)	Inception date of the Fund was August 24, 2023.

(v)	Inception date of the Fund was July 14, 2025.

(w)	Inception date of the Fund was May 20, 2024.

(x)	Inception date of the Fund was July 27, 2023.

(y)	Inception date of the Fund was May 7, 2025.

(z)	Inception date of the Fund was November 22, 2022.

(aa)	Inception date of the Fund was September 11, 2023.

(bb)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests in.

(cc)	The ratios do not include the income and expenses of the underlying exchange traded funds in which the Fund invests in.

(dd)	Inception date of the Fund was January 29, 2024.

(ee)	Inception date of the Fund was December 9, 2024.

(ff)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: November 28, 2025, 1 for 10. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(gg)	Inception date of the Fund was October 23, 2023.

(hh)	Inception date of the Fund was February 21, 2024.

(ii)	Inception date of the Fund was August 7, 2023.

(jj)	Inception date of the Fund was May 10, 2023.

(kk)	Inception date of the Fund was October 7, 2024.

(ll)	Inception date of the Fund was September 25, 2023.

(mm)Inception date of the Fund was July 28, 2025.

(nn)	Inception date of the Fund was July 9, 2024.

(oo)	Inception date of the Fund was August 14, 2024.

(pp)	Inception date of the Fund was July 23, 2024.

(qq)	Inception date of the Fund was May 1, 2024.

(rr)	Inception date of the Fund was September 11, 2024.

(ss)	Inception date of the Fund was June 10, 2024.

(tt)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: November 28, 2025, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(uu)	During the year ended October 31, 2024, the Fund effected the following reverse stock split: February 26, 2024, 1 for 2. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(vv)	Inception date of the Fund was August 20, 2024.

(ww)	Inception date of the Fund was February 28, 2024.

(xx)	Inception date of the Fund was August 20, 2025.

(yy)	Inception date of the Fund was January 16, 2024.

(zz)	Inception date of the Fund was August 30, 2023.

(aaa)	Inception date of the Fund was October 10, 2023.

Notes to Financial Statements

April 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The YieldMax ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. The Funds are considered non-diversified under the 1940 Act. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
YieldMax AAPL Option Income Strategy ETF (the “APLY ETF”)	April 17, 2023
YieldMax ABNB Option Income Strategy ETF (the “ABNY ETF”)	June 24, 2024
YieldMax AI Option Income Strategy ETF (the “AIYY ETF”)	November 27, 2023
YieldMax AMD Option Income Strategy ETF (the “AMDY ETF”)	September 18, 2023
YieldMax AMZN Option Income Strategy ETF (the “AMZY ETF”)	July 24, 2023
YieldMax BABA Option Income Strategy ETF (the “BABO ETF”)	August 7, 2024
YieldMax Bitcoin Option Income Strategy ETF (the “YBIT ETF”)	April 22, 2024
YieldMax BRK.B Option Income Strategy ETF (the “BRKC ETF”)	June 4, 2025
YieldMax COIN Option Income Strategy ETF (the “CONY ETF”)	August 14, 2023
YieldMax CVNA Option Income Strategy ETF (the “CVNY ETF”)	January 29, 2025
YieldMax DIS Option Income Strategy ETF (the “DISO ETF”)	August 24, 2023
YieldMax DKNG Option Income Strategy ETF (the “DRAY ETF”)	July 14, 2025
YieldMax Gold Miners Option Income Strategy ETF (the “GDXY ETF”)	May 20, 2024
YieldMax GOOGL Option Income Strategy ETF (the “GOOY ETF”)	July 27, 2023
YieldMax HOOD Option Income Strategy ETF (the “HOOY ETF”)	May 7, 2025
YieldMax Innovation Option Income Strategy ETF (the “OARK ETF”)	November 22, 2022
YieldMax JP Option Income Strategy ETF (the “JPO ETF”)	September 11, 2023
YieldMax Magnificent 7 Fund of Option Income ETFs (the “YMAG ETF”)	January 29, 2024
YieldMax MARA Option Income Strategy ETF (the “MARO ETF”)	December 9, 2024
YieldMax META Option Income Strategy ETF (the “FBY ETF”)	July 27, 2023
YieldMax MRNA Option Income Strategy ETF (the “MRNY ETF”)	October 23, 2023
YieldMax MSFT Option Income Strategy ETF (the “MSFO ETF”)	August 24, 2023
YieldMax MSTR Option Income Strategy ETF (the “MSTY ETF”)	February 21, 2024
YieldMax NFLX Option Income Strategy ETF (the “NFLY ETF”)	August 7, 2023
YieldMax NVDA Option Income Strategy ETF (the “NVDY ETF”)	May 10, 2023
YieldMax PLTR Option Income Strategy ETF (the “PLTY ETF”)	October 7, 2024
YieldMax PYPL Option Income Strategy ETF (the “PYPY ETF”)	September 25, 2023
YieldMax RBLX Option Income Strategy ETF (the “RBLY ETF”)	July 28, 2025
YieldMax Short COIN Option Income Strategy ETF (the “FIAT ETF”)	July 9, 2024
YieldMax Short N100 Option Income Strategy ETF (the “YQQQ ETF”)	August 14, 2024
YieldMax Short NVDA Option Income Strategy ETF (the “DIPS ETF”)	July 23, 2024
YieldMax Short TSLA Option Income Strategy ETF (the “CRSH ETF”)	May 1, 2024
YieldMax SMCI Option Income Strategy ETF (the “SMCY ETF”)	September 11, 2024
YieldMax SNOW Option Income Strategy ETF (the “SNOY ETF”)	June 10, 2024
YieldMax TSLA Option Income Strategy ETF (the “TSLY ETF”)	November 22, 2022
YieldMax TSM Option Income Strategy ETF (the “TSMY ETF”)	August 20, 2024
YieldMax Ultra Option Income Strategy ETF (the “ULTY ETF”)	February 28, 2024
YieldMax Ultra Short Option Income Strategy ETF (the “SLTY ETF”)	August 20, 2025
YieldMax Universe Fund of Option Income ETFs (the “YMAX ETF”)	January 16, 2024
YieldMax XOM Option Income Strategy ETF (the “XOMO ETF”)	August 30, 2023
YieldMax XYZ Option Income Strategy ETF (the “XYZY ETF”)	October 10, 2023

The investment objective of each Fund is to seek current income.

The secondary objective of each Fund, except the YMAG ETF and the YMAX ETF, is to seek exposure to the share price of their underlying common stock, subject to a limit on potential investment gains.

The secondary objective of the YMAG ETF and the YMAX ETF is that they will primarily invest their assets in the shares of other exchange traded funds (“fund-of-funds”), rather than in securities of individual companies. In addition, from time to time, the Funds may invest directly in the securities and financial instruments in which one or more affiliated YieldMax ETFs.

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the Funds. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser has assumed full management responsibilities for the Funds. Jay Pestrichelli, a key member of each Fund’s portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Funds, now as an employee of the Adviser. There were no other portfolio manager changes for the Funds in connection with the transaction. The transaction did not result in any changes to the Funds’ investment objective, principal investment strategies, or fees. Each Fund continues to be managed in accordance with its stated policies and objectives, ensuring continuity for Fund shareholders.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, including exchange traded funds, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over- the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker- dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued using meanmid of the quoted bid and ask spread prices, as provided by independent pricing vendors..

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The PLTY ETF and SLTY ETF may engage in short sales with respect to securities they own, as well as securities that they do not own. Short sales expose each Fund to the risk that they will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Funds. Each Fund’s investment performance may also suffer if the Funds are required to close out a short position earlier than they had intended. The Funds must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover their positions in a permissible manner. The Funds will be required to pledge their liquid assets to the broker to secure their performance on short sales. As a result, the assets pledged may not be available to meet each Fund’s needs for immediate cash or other liquidity. In addition, the Funds may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with each Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Funds to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Funds.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2026:

APLY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$4,491,435	$–	$4,491,435
U.S. Treasury Bills	–	107,119,544	–	107,119,544
Money Market Funds	2,334,468	–	–	2,334,468
Total Investments	$2,334,468	$111,610,979	$–	$113,945,447
Liabilities:
Investments:
Written Options	–	(6,186,856)	–	(6,186,856)
Total Investments	$–	$(6,186,856)	$–	$(6,186,856)

ABNY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$2,404,999	$–	$2,404,999
U.S. Treasury Bills	–	18,485,207	–	18,485,207
Money Market Funds	1,079,881	–	–	1,079,881
Total Investments	$1,079,881	$20,890,206	$–	$21,970,087
Liabilities:
Investments:
Written Options	–	(727,874)	–	(727,874)
Total Investments	$–	$(727,874)	$–	$(727,874)

AIYY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$1,337,815	$–	$1,337,815
U.S. Treasury Bills	–	23,671,527	–	23,671,527
Money Market Funds	1,873,078	–	–	1,873,078
Total Investments	$1,873,078	$25,009,342	$–	$26,882,420
Liabilities:
Investments:
Written Options	–	(2,011,240)	–	(2,011,240)
Total Investments	$–	$(2,011,240)	$–	$(2,011,240)

AMDY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$16,926,280	$–	$16,926,280
U.S. Treasury Bills	–	128,529,846	–	128,529,846
Money Market Funds	9,814,637	–	–	9,814,637
Total Investments	$9,814,637	$145,456,126	$–	$155,270,763
Liabilities:
Investments:
Written Options	–	(18,837,148)	–	(18,837,148)
Total Investments	$–	$(18,837,148)	$–	$(18,837,148)

AMZY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$53,350,600	$–	$53,350,600
U.S. Treasury Bills	–	195,499,664	–	195,499,664
Money Market Funds	8,684,919	–	–	8,684,919
Total Investments	$8,684,919	$248,850,264	$–	$257,535,183
Liabilities:
Investments:
Written Options	–	(2,941,606)	–	(2,941,606)
Total Investments	$–	$(2,941,606)	$–	$(2,941,606)

BABO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$276,145	$–	$276,145
U.S. Treasury Bills	–	18,224,483	–	18,224,483
Money Market Funds	1,265,614	–	–	1,265,614
Total Investments	$1,265,614	$18,500,628	$–	$19,766,242
Liabilities:
Investments:
Written Options	–	(2,118,345)	–	(2,118,345)
Total Investments	$–	$(2,118,345)	$–	$(2,118,345)

YBIT ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$4,156,965	$–	$4,156,965
U.S. Treasury Bills	–	33,046,769	–	33,046,769
Money Market Funds	2,397,130	–	–	2,397,130
Total Investments	$2,397,130	$37,203,734	$–	$39,600,864
Liabilities:
Investments:
Written Options	–	(1,197,626)	–	(1,197,626)
Total Investments	$–	$(1,197,626)	$–	$(1,197,626)

BRKC ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$54,392	$–	$54,392
U.S. Treasury Bills	–	6,607,827	–	6,607,827
Money Market Funds	333,050	–	–	333,050
Total Investments	$333,050	$6,662,219	$–	$6,995,269
Liabilities:
Investments:
Written Options	–	(321,533)	–	(321,533)
Total Investments	$–	$(321,533)	$–	$(321,533)

CONY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$52,976,000	$–	$52,976,000
U.S. Treasury Bills	–	366,090,113	–	366,090,113
Money Market Funds	19,428,357	–	–	19,428,357
Total Investments	$19,428,357	$419,066,113	$–	$438,494,470
Liabilities:
Investments:
Written Options	–	(41,005,224)	–	(41,005,224)
Total Investments	$–	$(41,005,224)	$–	$(41,005,224)

CVNY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$4,656,437	$–	$4,656,437
U.S. Treasury Bills	–	18,173,010	–	18,173,010
Money Market Funds	870,772	–	–	870,772
Total Investments	$870,772	$22,829,447	$–	$23,700,219
Liabilities:
Investments:
Written Options	–	(907,728)	–	(907,728)
Total Investments	$–	$(907,728)	$–	$(907,728)

DISO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$80,442	$–	$80,442
U.S. Treasury Bills	–	5,119,391	–	5,119,391
Money Market Funds	123,007	–	–	123,007
Total Investments	$123,007	$5,199,833	$–	$5,322,840
Liabilities:
Investments:
Written Options	–	(403,868)	–	(403,868)
Total Investments	$–	$(403,868)	$–	$(403,868)

DRAY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$94,183	$–	$94,183
U.S. Treasury Bills	–	1,297,238	–	1,297,238
Money Market Funds	450,185	–	–	450,185
Total Investments	$450,185	$1,391,421	$–	$1,841,606
Liabilities:
Investments:
Written Options	–	(321,564)	–	(321,564)
Total Investments	$–	$(321,564)	$–	$(321,564)

GDXY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$8,650,538	$–	$8,650,538
U.S. Treasury Bills	–	272,939,131	–	272,939,131
Money Market Funds	12,858,349	–	–	12,858,349
Total Investments	$12,858,349	$281,589,669	$–	$294,448,018
Liabilities:
Investments:
Written Options	–	(16,176,257)	–	(16,176,257)
Total Investments	$–	$(16,176,257)	$–	$(16,176,257)

GOOY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$57,611,875	$–	$57,611,875
U.S. Treasury Bills	–	214,466,256	–	214,466,256
Money Market Funds	10,881,545	–	–	10,881,545
Total Investments	$10,881,545	$272,078,131	$–	$282,959,676
Liabilities:
Investments:
Written Options	–	(8,279,510)	–	(8,279,510)
Total Investments	$–	$(8,279,510)	$–	$(8,279,510)

HOOY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$12,192,515	$–	$12,192,515
U.S. Treasury Bills	–	97,105,727	–	97,105,727
Money Market Funds	7,755,141	–	–	7,755,141
Total Investments	$7,755,141	$109,298,242	$–	$117,053,383
Liabilities:
Investments:
Written Options	–	(8,704,028)	–	(8,704,028)
Total Investments	$–	$(8,704,028)	$–	$(8,704,028)

OARK ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$5,711,900	$–	$5,711,900
U.S. Treasury Bills	–	46,245,549	–	46,245,549
Money Market Funds	1,623,697	–	–	1,623,697
Total Investments	$1,623,697	$51,957,449	$–	$53,581,146
Liabilities:
Investments:
Written Options	–	(2,035,884)	–	(2,035,884)
Total Investments	$–	$(2,035,884)	$–	$(2,035,884)

JPO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$3,282,667	$–	$3,282,667
U.S. Treasury Bills	–	35,325,059	–	35,325,059
Money Market Funds	992,133	–	–	992,133
Total Investments	$992,133	$38,607,726	$–	$39,599,859
Liabilities:
Investments:
Written Options	–	(374,128)	–	(374,128)
Total Investments	$–	$(374,128)	$–	$(374,128)

YMAG ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$310,060,336	$–	$–	$310,060,336
Money Market Funds	1,566,392	–	–	1,566,392
Total Investments	$311,626,728	$–	$–	$311,626,728

MARO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$7,051,285	$–	$7,051,285
U.S. Treasury Bills	–	53,892,944	–	53,892,944
Money Market Funds	3,602,160	–	–	3,602,160
Total Investments	$3,602,160	$60,944,229	$–	$64,546,389
Liabilities:
Investments:
Written Options	–	(8,633,729)	–	(8,633,729)
Total Investments	$–	$(8,633,729)	$–	$(8,633,729)

FBY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$10,370,910	$–	$10,370,910
U.S. Treasury Bills	–	89,087,433	–	89,087,433
Money Market Funds	3,531,371	–	–	3,531,371
Total Investments	$3,531,371	$99,458,343	$–	$102,989,714
Liabilities:
Investments:
Written Options	–	(3,546,905)	–	(3,546,905)
Total Investments	$–	$(3,546,905)	$–	$(3,546,905)

MRNY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$2,994,710	$–	$2,994,710
U.S. Treasury Bills	–	85,709,122	–	85,709,122
Money Market Funds	5,512,324	–	–	5,512,324
Total Investments	$5,512,324	$88,703,832	$–	$94,216,156
Liabilities:
Investments:
Written Options	–	(10,770,019)	–	(10,770,019)
Total Investments	$–	$(10,770,019)	$–	$(10,770,019)

MSFO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$4,329,063	$–	$4,329,063
U.S. Treasury Bills	–	94,205,613	–	94,205,613
Money Market Funds	2,456,795	–	–	2,456,795
Total Investments	$2,456,795	$98,534,676	$–	$100,991,471
Liabilities:
Investments:
Written Options	–	(2,869,212)	–	(2,869,212)
Total Investments	$–	$(2,869,212)	$–	$(2,869,212)

MSTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$284,990,695	$–	$284,990,695
U.S. Treasury Bills	–	630,388,602	–	630,388,602
Money Market Funds	26,404,569	–	–	26,404,569
Total Investments	$26,404,569	$915,379,297	$–	$941,783,866
Liabilities:
Investments:
Written Options	–	(45,064,565)	–	(45,064,565)
Total Investments	$–	$(45,064,565)	$–	$(45,064,565)

NFLY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$1,447,425	$–	$1,447,425
U.S. Treasury Bills	–	73,791,149	–	73,791,149
Money Market Funds	5,881,785	–	–	5,881,785
Total Investments	$5,881,785	$75,238,574	$–	$81,120,359
Liabilities:
Investments:
Written Options	–	(2,857,155)	–	(2,857,155)
Total Investments	$–	$(2,857,155)	$–	$(2,857,155)

NVDY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$55,149,165	$–	$55,149,165
U.S. Treasury Bills	–	1,324,163,675	–	1,324,163,675
Money Market Funds	37,643,283	–	–	37,643,283
Total Investments	$37,643,283	$1,379,312,840	$–	$1,416,956,123
Liabilities:
Investments:
Written Options	–	(49,596,297)	–	(49,596,297)
Total Investments	$–	$(49,596,297)	$–	$(49,596,297)

PLTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$19,890,290	$–	$19,890,290
U.S. Treasury Bills	–	354,505,202	–	354,505,202
Money Market Funds	15,821,776	–	–	15,821,776
Total Investments	$15,821,776	$374,395,492	$–	$390,217,268
Liabilities:
Investments:
Written Options	–	(50,222,646)	–	(50,222,646)
Total Investments	$–	$(50,222,646)	$–	$(50,222,646)

PYPY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$1,536,750	$–	$1,536,750
U.S. Treasury Bills	–	29,024,067	–	29,024,067
Money Market Funds	977,251	–	–	977,251
Total Investments	$977,251	$30,560,817	$–	$31,538,068
Liabilities:
Investments:
Written Options	–	(1,517,991)	–	(1,517,991)
Total Investments	$–	$(1,517,991)	$–	$(1,517,991)

RBLY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$172,906	$–	$172,906
U.S. Treasury Bills	–	1,204,325	–	1,204,325
Money Market Funds	532,451	–	–	532,451
Total Investments	$532,451	$1,377,231	$–	$1,909,682
Liabilities:
Investments:
Written Options	–	(207,230)	–	(207,230)
Total Investments	$–	$(207,230)	$–	$(207,230)

FIAT ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$3,207,410	$–	$3,207,410
U.S. Treasury Bills	–	33,163,224	–	33,163,224
Money Market Funds	5,318,569	–	–	5,318,569
Total Investments	$5,318,569	$36,370,634	$–	$41,689,203
Liabilities:
Investments:
Written Options	–	(3,513,822)	–	(3,513,822)
Total Investments	$–	$(3,513,822)	$–	$(3,513,822)

YQQQ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$83,236	$–	$83,236
U.S. Treasury Bills	–	12,178,814	–	12,178,814
Money Market Funds	1,826,732	–	–	1,826,732
Total Investments	$1,826,732	$12,262,050	$–	$14,088,782
Liabilities:
Investments:
Written Options	–	(1,619,333)	–	(1,619,333)
Total Investments	$–	$(1,619,333)	$–	$(1,619,333)

DIPS ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$127,745	$–	$127,745
U.S. Treasury Bills	–	8,240,190	–	8,240,190
Money Market Funds	1,770,828	–	–	1,770,828
Total Investments	$1,770,828	$8,367,935	$–	$10,138,763
Liabilities:
Investments:
Written Options	–	(625,079)	–	(625,079)
Total Investments	$–	$(625,079)	$–	$(625,079)

CRSH ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$1,464,020	$–	$1,464,020
U.S. Treasury Bills	–	16,034,604	–	16,034,604
Money Market Funds	1,363,664	–	–	1,363,664
Total Investments	$1,363,664	$17,498,624	$–	$18,862,288
Liabilities:
Investments:
Written Options	–	(379,946)	–	(379,946)
Total Investments	$–	$(379,946)	$–	$(379,946)

SMCY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$5,320,992	$–	$5,320,992
U.S. Treasury Bills	–	121,963,262	–	121,963,262
Money Market Funds	4,210,164	–	–	4,210,164
Total Investments	$4,210,164	$127,284,254	$–	$131,494,418
Liabilities:
Investments:
Written Options	–	(25,455,946)	–	(25,455,946)
Total Investments	$–	$(25,455,946)	$–	$(25,455,946)

SNOY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$446,295	$–	$446,295
U.S. Treasury Bills	–	16,688,433	–	16,688,433
Money Market Funds	1,317,217	–	–	1,317,217
Total Investments	$1,317,217	$17,134,728	$–	$18,451,945
Liabilities:
Investments:
Written Options	–	(2,233,072)	–	(2,233,072)
Total Investments	$–	$(2,233,072)	$–	$(2,233,072)

TSLY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$9,966,801	$–	$9,966,801
U.S. Treasury Bills	–	878,260,243	–	878,260,243
Money Market Funds	14,934,985	–	–	14,934,985
Total Investments	$14,934,985	$888,227,044	$–	$903,162,029
Liabilities:
Investments:
Written Options	–	(69,809,418)	–	(69,809,418)
Total Investments	$–	$(69,809,418)	$–	$(69,809,418)

TSMY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$11,098,013	$–	$11,098,013
U.S. Treasury Bills	–	89,743,821	–	89,743,821
Money Market Funds	4,640,772	–	–	4,640,772
Total Investments	$4,640,772	$100,841,834	$–	$105,482,606
Liabilities:
Investments:
Written Options	–	(2,619,465)	–	(2,619,465)
Total Investments	$–	$(2,619,465)	$–	$(2,619,465)

ULTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$780,507,209	$–	$–	$780,507,209
Exchange Traded Funds	72,881,190	–	–	72,881,190
Purchased Options	–	17,989,243	–	17,989,243
Money Market Funds	12,718,079	–	–	12,718,079
Total Investments	$866,106,478	$17,989,243	$–	$884,095,721
Liabilities:
Investments:
Written Options	–	(33,021,626)	–	(33,021,626)
Total Investments	$–	$(33,021,626)	$–	$(33,021,626)

SLTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,164	$–	$–	$2,164
Purchased Options	–	605,966	–	605,966
U.S. Treasury Bills	–	16,400,357	–	16,400,357
Money Market Funds	1,769,145	–	–	1,769,145
Total Investments	$1,771,309	$17,006,323	$–	$18,777,632
Liabilities:
Investments:
Common Stocks	(16,682,855)	–	–	(16,682,855)
Exchange Traded Funds	(2,233,983)	–	–	(2,233,983)
Total Investments	$(18,916,838)	$–	$–	$(18,916,838)
Liabilities:
Investments:
Written Options	–	(782,247)	–	(782,247)
Total Investments	$–	$(782,247)	$–	$(782,247)

YMAX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$387,241,198	$–	$–	$387,241,198
Money Market Funds	60,584	–	–	60,584
Total Investments	$387,301,782	$–	$–	$387,301,782

XOMO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$2,044,080	$–	$2,044,080
U.S. Treasury Bills	–	28,445,109	–	28,445,109
Money Market Funds	1,180,945	–	–	1,180,945
Total Investments	$1,180,945	$30,489,189	$–	$31,670,134
Liabilities:
Investments:
Written Options	–	(1,813,710)	–	(1,813,710)
Total Investments	$–	$(1,813,710)	$–	$(1,813,710)

XYZY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$3,025,767	$–	$3,025,767
U.S. Treasury Bills	–	37,860,436	–	37,860,436
Money Market Funds	798,464	–	–	798,464
Total Investments	$798,464	$40,886,203	$–	$41,684,667
Liabilities:
Investments:
Written Options	–	(2,865,138)	–	(2,865,138)
Total Investments	$–	$(2,865,138)	$–	$(2,865,138)

Refer to the Schedules of Investments and Securities Sold Short for further disaggregation of investment categories.

Derivative Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options) . Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price. A Fund’s portfolio may include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at a predetermined specified price (the “strike price”) only on the FLEX Option’s expiration date.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives.

For the period ended April 30, 2026, each Fund’s monthly average notional amount is listed below:

Fund:	Purchased Options	Written Options
APLY ETF	$239,354,975	$(239,342,001)
ABNY ETF	49,410,378	(49,410,378)
AIYY ETF	81,225,937	(81,225,937)
AMDY ETF	338,581,111	(332,562,781)
AMZY ETF	505,254,952	(505,254,952)
BABO ETF	62,690,367	(62,690,367)
YBIT ETF	119,842,438	(119,842,438)
BRKC ETF	36,960,699	(36,960,699)
CONY ETF	965,292,526	(965,292,526)
CVNY ETF	74,007,049	(74,007,049)
DISO ETF	34,623,669	(34,623,669)
DRAY ETF	29,419,583	(29,419,583)
GDXY ETF	566,841,013	(566,841,013)
GOOY ETF	455,858,113	(455,858,113)
HOOY ETF	243,231,772	(243,231,772)
OARK ETF	115,426,328	(115,426,328)
JPO ETF	84,807,381	(84,807,381)

Fund:	Purchased Options	Written Options
YMAG ETF	–	–
MARO ETF	98,240,097	(98,619,780)
FBY ETF	274,931,548	(274,931,548)
MRNY ETF	186,287,948	(186,287,948)
MSFO ETF	215,589,833	(215,589,833)
MSTY ETF	2,187,948,149	(2,327,581,273)
NFLY ETF	173,062,797	(173,062,797)
NVDY ETF	2,798,614,817	(2,798,614,817)
PLTY ETF	737,350,402	(737,350,402)
PYPY ETF	65,456,803	(65,456,803)
RBLY ETF	26,055,784	(26,055,784)
FIAT ETF	129,319,368	(82,279,379)
YQQQ ETF	36,804,382	(30,692,250)
DIPS ETF	30,937,155	(19,909,144)
CRSH ETF	60,066,206	(40,044,137)
SMCY ETF	288,067,991	(288,067,452)
SNOY ETF	79,066,112	(79,066,112)
TSLY ETF	1,805,117,235	(1,805,117,235)
TSMY ETF	143,634,060	(143,634,060)
ULTY ETF	1,845,465,661	(1,771,305,679)
SLTY ETF	32,897,850	(34,379,209)
YMAX ETF	50,274,195	(50,274,195)
XOMO ETF	74,761,747	(74,761,747)
XYZY ETF	80,233,738	(79,517,113)

Statements of Assets and Liabilities

Fair value of derivative instruments as of April 30, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Investments, at value		Written option
				contracts, at value
APLY ETF	Purchased Options	$4,491,435	Written Options	$(6,186,856)
ABNY ETF	Purchased Options	2,404,999	Written Options	(727,874)
AIYY ETF	Purchased Options	1,337,815	Written Options	(2,011,240)
AMDY ETF	Purchased Options	16,926,280	Written Options	(18,837,148)
AMZY ETF	Purchased Options	53,350,600	Written Options	(2,941,606)
BABO ETF	Purchased Options	276,145	Written Options	(2,118,345)
YBIT ETF	Purchased Options	4,156,965	Written Options	(1,197,626)
BRKC ETF	Purchased Options	54,392	Written Options	(321,533)
CONY ETF	Purchased Options	52,976,000	Written Options	(41,005,224)
CVNY ETF	Purchased Options	4,656,437	Written Options	(907,728)
DISO ETF	Purchased Options	80,442	Written Options	(403,868)
DRAY ETF	Purchased Options	94,183	Written Options	(321,564)

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Investments, at value		Written option
				contracts, at value
GDXY ETF	Purchased Options	8,650,538	Written Options	(16,176,257)
GOOY ETF	Purchased Options	57,611,875	Written Options	(8,279,510)
HOOY ETF	Purchased Options	12,192,515	Written Options	(8,704,028)
OARK ETF	Purchased Options	5,711,900	Written Options	(2,035,884)
JPO ETF	Purchased Options	3,282,667	Written Options	(374,128)
YMAG ETF	Purchased Options	–	Written Options	–
MARO ETF	Purchased Options	7,051,285	Written Options	(8,633,729)
FBY ETF	Purchased Options	10,370,910	Written Options	(3,546,905)
MRNY ETF	Purchased Options	2,994,710	Written Options	(10,770,019)
MSFO ETF	Purchased Options	4,329,063	Written Options	(2,869,212)
MSTY ETF	Purchased Options	284,990,695	Written Options	(45,064,565)
NFLY ETF	Purchased Options	1,447,425	Written Options	(2,857,155)
NVDY ETF	Purchased Options	55,149,165	Written Options	(49,596,297)
PLTY ETF	Purchased Options	19,890,290	Written Options	(50,222,646)
PYPY ETF	Purchased Options	1,536,750	Written Options	(1,517,991)
RBLY ETF	Purchased Options	172,906	Written Options	(207,230)
FIAT ETF	Purchased Options	3,207,410	Written Options	(3,513,822)
YQQQ ETF	Purchased Options	83,236	Written Options	(1,619,333)
DIPS ETF	Purchased Options	127,745	Written Options	(625,079)
CRSH ETF	Purchased Options	1,464,020	Written Options	(379,946)
SMCY ETF	Purchased Options	5,320,992	Written Options	(25,455,946)
SNOY ETF	Purchased Options	446,295	Written Options	(2,233,072)
TSLY ETF	Purchased Options	9,966,801	Written Options	(69,809,418)
TSMY ETF	Purchased Options	11,098,013	Written Options	(2,619,465)
ULTY ETF	Purchased Options	17,989,243	Written Options	(33,021,626)
SLTY ETF	Purchased Options	605,966	Written Options	(782,247)
YMAX ETF	Purchased Options	–	Written Options	–
XOMO ETF	Purchased Options	2,044,080	Written Options	(1,813,710)
XYZY ETF	Purchased Options	3,025,767	Written Options	(2,865,138)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026:

	Realized		Change in Unrealized
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Net realized gain (loss)		Net change in unrealized
		from investments		appreciation (depreciation)
				on investments
APLY ETF	Purchased Options	$(3,786,091)	Purchased Options	$(2,799,933)
ABNY ETF	Purchased Options	(1,342,454)	Purchased Options	845,572
AIYY ETF	Purchased Options	(38,176,838)	Purchased Options	1,536,139

	Realized		Change in Unrealized
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Net realized gain (loss)		Net change in unrealized
		from investments		appreciation (depreciation)
				on investments
AMDY ETF	Purchased Options	78,057,996	Purchased Options	2,007,503
AMZY ETF	Purchased Options	(8,904,007)	Purchased Options	32,578,432
BABO ETF	Purchased Options	(4,935,255)	Purchased Options	(6,852,241)
YBIT ETF	Purchased Options	(33,675,961)	Purchased Options	6,496,091
BRKC ETF	Purchased Options	(1,105,729)	Purchased Options	683,995
CONY ETF	Purchased Options	(360,617,244)	Purchased Options	33,523,170
CVNY ETF	Purchased Options	159,953	Purchased Options	1,321,254
DISO ETF	Purchased Options	(3,220,049)	Purchased Options	(112,050)
DRAY ETF	Purchased Options	(4,622,212)	Purchased Options	88,832
GDXY ETF	Purchased Options	21,834,961	Purchased Options	(27,431,179)
GOOY ETF	Purchased Options	47,404,732	Purchased Options	14,610,677
HOOY ETF	Purchased Options	(62,162,893)	Purchased Options	1,144,860
OARK ETF	Purchased Options	(12,714,519)	Purchased Options	(3,351,089)
JPO ETF	Purchased Options	(1,557,601)	Purchased Options	343,574
YMAG ETF	Purchased Options	2,465,245	Purchased Options	(3,955,711)
MARO ETF	Purchased Options	(25,378,597)	Purchased Options	315,016
FBY ETF	Purchased Options	(21,703,798)	Purchased Options	11,321,555
MRNY ETF	Purchased Options	23,430,044	Purchased Options	(13,835,982)
MSFO ETF	Purchased Options	(20,965,801)	Purchased Options	(2,457,600)
MSTY ETF	Purchased Options	(806,757,407)	Purchased Options	328,489,154
NFLY ETF	Purchased Options	(16,652,167)	Purchased Options	5,137,341
NVDY ETF	Purchased Options	(128,539,363)	Purchased Options	(114,859,737)
PLTY ETF	Purchased Options	(116,437,583)	Purchased Options	(56,144,332)
PYPY ETF	Purchased Options	(4,954,941)	Purchased Options	548,233
RBLY ETF	Purchased Options	(8,465,805)	Purchased Options	2,127,392
FIAT ETF	Purchased Options	4,375,483	Purchased Options	(841,848)
YQQQ ETF	Purchased Options	(984,002)	Purchased Options	(15,987)
DIPS ETF	Purchased Options	(2,435,520)	Purchased Options	(228,205)
CRSH ETF	Purchased Options	(5,045,937)	Purchased Options	1,487,885
SMCY ETF	Purchased Options	(92,841,531)	Purchased Options	(6,378,142)
SNOY ETF	Purchased Options	(17,857,452)	Purchased Options	(8,782,634)
TSLY ETF	Purchased Options	(224,781,945)	Purchased Options	(86,921,910)
TSMY ETF	Purchased Options	(3,122,514)	Purchased Options	6,547,270
ULTY ETF	Purchased Options	1,685,607	Purchased Options	9,436,138
SLTY ETF	Purchased Options	(1,653,735)	Purchased Options	211,296
YMAX ETF	Purchased Options	(4,057,061)	Purchased Options	–
XOMO ETF	Purchased Options	7,725,419	Purchased Options	411,060
XYZY ETF	Purchased Options	(7,852,066)	Purchased Options	1,037,181

	Realized		Change in Unrealized
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Net realized gain (loss)		Net change in unrealized
		from Written option		appreciation (depreciation)
		contracts		on written options contracts
APLY ETF	Written Options	$4,074,533	Written Options	$(569,372)
ABNY ETF	Written Options	2,370,578	Written Options	458,366
AIYY ETF	Written Options	3,178,382	Written Options	(60,182)
AMDY ETF	Written Options	(47,003,787)	Written Options	2,606,451
AMZY ETF	Written Options	(27,734,867)	Written Options	8,094,872
BABO ETF	Written Options	7,678,789	Written Options	(2,769,798)
YBIT ETF	Written Options	(6,340,004)	Written Options	4,151,816
BRKC ETF	Written Options	310,666	Written Options	134,771
CONY ETF	Written Options	(138,376,122)	Written Options	2,901,988
CVNY ETF	Written Options	8,362,994	Written Options	1,902,867
DISO ETF	Written Options	1,815,149	Written Options	65,191
DRAY ETF	Written Options	(66,357)	Written Options	302,745
GDXY ETF	Written Options	2,158,198	Written Options	4,041,846
GOOY ETF	Written Options	(4,164,049)	Written Options	1,707,056
HOOY ETF	Written Options	(32,001,235)	Written Options	(1,247,688)
OARK ETF	Written Options	6,881,451	Written Options	(762,585)
JPO ETF	Written Options	(1,158,357)	Written Options	380,629
YMAG ETF	Written Options	4,496,725	Written Options	(3,167,154)
MARO ETF	Written Options	(10,977,927)	Written Options	(468,165)
FBY ETF	Written Options	(15,357,248)	Written Options	14,159,630
MRNY ETF	Written Options	23,348,075	Written Options	(2,530,005)
MSFO ETF	Written Options	(1,753,558)	Written Options	1,308,283
MSTY ETF	Written Options	(765,644,726)	Written Options	268,139,745
NFLY ETF	Written Options	(18,123,553)	Written Options	11,119,375
NVDY ETF	Written Options	198,449,586	Written Options	46,435,202
PLTY ETF	Written Options	29,650,606	Written Options	(28,482,234)
PYPY ETF	Written Options	(5,307,319)	Written Options	688,840
RBLY ETF	Written Options	(5,628,300)	Written Options	185,728
FIAT ETF	Written Options	19,671,757	Written Options	3,090,892
YQQQ ETF	Written Options	1,742,588	Written Options	(604,392)
DIPS ETF	Written Options	1,998,966	Written Options	699,613
CRSH ETF	Written Options	1,674,234	Written Options	4,610,122
SMCY ETF	Written Options	(18,065,243)	Written Options	(3,910,946)
SNOY ETF	Written Options	2,293,363	Written Options	(4,034,298)
TSLY ETF	Written Options	259,709,397	Written Options	(63,678,063)
TSMY ETF	Written Options	6,894,500	Written Options	4,481,016
ULTY ETF	Written Options	113,974,790	Written Options	(3,804,030)
SLTY ETF	Written Options	(34,997)	Written Options	(142,127)
YMAX ETF	Written Options	(403,647)	Written Options	–
XOMO ETF	Written Options	1,522,062	Written Options	(517,105)

	Realized		Change in Unrealized
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Net realized gain (loss)		Net change in unrealized
		from Written option		appreciation (depreciation)
		contracts		on written options contracts
XYZY ETF	Written Options	(2,019,443)	Written Options	3,313,332

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one- year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid weekly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions - Pursuant to Rule 18f -4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Underlying Stock Risk. The Funds invest in options contracts that are based on the value of the Underlying Stocks. This subjects the Funds to certain of the same risks as if each Fund owned shares of the respective Underlying Stocks, even though they do not. By virtue of the Funds’ investments in options contracts that are based on the value of the Underlying Stock, the Funds may also be subject to the following risks:

Indirect Investment in Underlying Stock Risk. The Underlying Stocks are not affiliated with the Trust, the respective Funds, the Adviser, or their respective affiliates and are not involved with this offering in any way and have no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of the Underlying Stocks but will be exposed to the performance of the Underlying Stocks. Investors in the Funds will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Stocks but will be subject to declines in the performance of the Underlying Stocks.

Underlying Stock Trading Risk. The trading price of the Underlying Stocks may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Stocks may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Stocks, further influencing volatility in the market price. Public perception and other factors outside of the control of the Underlying Stocks may additionally impact the Underlying Stocks’s stock price due to the Underlying Stocks garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against the Underlying Stocks in the past. While the Underlying Stocks continue to defend such actions, any judgment against the Underlying Stocks, or any future stockholder litigation could result in substantial costs and a diversion of the management of the Underlying Stocks’ attention and resources. If the Underlying Stocks trading is halted, trading in Shares of the respective Funds may be impacted, either temporarily or indefinitely.

Underlying Stock Performance Risk. The Underlying Stocks may fail to meet their respective publicly announced guidelines or other expectations about their business, which could cause the price of the Underlying Stocks to decline. The Underlying Stocks provide guidance regarding each ones expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Stocks provide may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If the Underlying Stocks’ guidance is not accurate or varies from actual results due to each Underlying Stocks inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Stocks could decline significantly.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (“Investment Advisory Fee”) based on the average daily net assets of each Fund. Each fund, excluding YMAG ETF, ULTY ETF, SLTY ETF and YMAX ETF, pays an annual rate of 0.99% of each Fund’s average daily net assets. The YMAG ETF and YMAX ETF each pay an annual rate of 0.29% of their average daily net assets. The ULTY ETF and SLTY ETF each pay an annual rate of 1.24% of their average daily net assets.

The Adviser has agreed to reduce the ULTY ETF and SLTY ETF’s Investment Advisory Fee to 1.14% of its average daily net assets through at least February 28, 2027. This agreement may be terminated only by, or with the consent of, the Board, on behalf of the ULTY ETF and SLTY ETF, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended April 30, 2026, are disclosed in the Statements of Operations.

As stated above, effective January 1, 2025, the Adviser assumed full management responsibilities for the Funds following the resignation of ZEGA as sub-adviser and its cessation of operations as a registered investment adviser. As a result, there is no sub-advisory agreement currently in effect for the Funds, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

The Adviser has entered into an agreement with ZEGA, Lucania Investments LLC, and Level ETF Ventures LLC (each a “Supporter” and collectively the “Supporters”), with respect to the Funds, under which each Supporter assumes the obligation of the Adviser to pay all or a portion of expenses of the Funds, except the Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”). For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Supporters all or a portion of the profits, if any, generated by each Fund’s unitary fee less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Supporters include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser.

Although the Supporters have agreed to be responsible for all of the Unitary Expenses for the Funds, the Adviser retains the ultimate obligation to the Funds to pay such expenses.

Tidal serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of their Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were as follows:

Fund	Purchases	Sales
APLY ETF	$–	$–
ABNY ETF	–	–
AIYY ETF	–	–
AMDY ETF	–	–
AMZY ETF	–	–

Fund	Purchases	Sales
BABO ETF	–	–
YBIT ETF	–	–
BRKC ETF	–	–
CONY ETF	–	–
CVNY ETF	109,760,250	109,304,668
DISO ETF	–	–
DRAY ETF	–	–
GDXY ETF	–	–
GOOY ETF	–	–
HOOY ETF	–	–
OARK ETF	–	–
JPO ETF	6,200,000	6,150,000
YMAG ETF	119,704,578	46,167,968
MARO ETF	–	–
FBY ETF	–	–
MRNY ETF	26,355,399	25,488,501
MSFO ETF	–	–
MSTY ETF	82,785	80,747
NFLY ETF	–	–
NVDY ETF	469,006,750	456,157,511
PLTY ETF	–	–
PYPY ETF	–	–
RBLY ETF	–	–
FIAT ETF	138,922,844	125,037,754
YQQQ ETF	2,135,035	2,105,062
DIPS ETF	3,700,200	3,645,800
CRSH ETF	–	–
SMCY ETF	–	–
SNOY ETF	–	–
TSLY ETF	–	–
TSMY ETF	36,026,160	35,417,517
ULTY ETF	3,129,294,526	4,040,018,371
SLTY ETF	1,901	–
YMAX ETF	958,875,077	958,059,653
XOMO ETF	7,182,500	6,927,500
XYZY ETF	–	–

For the period ended April 30, 2026, the purchases and sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
APLY ETF	$–	$23,131,000
ABNY ETF	–	4,454,014
AIYY ETF	–	–
AMDY ETF	–	24,192,000
AMZY ETF	–	53,480,369
BABO ETF	–	–
YBIT ETF	–	13,782,473
BRKC ETF	–	–
CONY ETF	–	1,000,000
CVNY ETF	–	–
DISO ETF	–	3,287,872
DRAY ETF	–	–
GDXY ETF	–	7,858,982

Fund	Purchases	Sales
GOOY ETF	–	13,804,000
HOOY ETF	–	–
OARK ETF	–	12,246,122
JPO ETF	–	8,882,000
YMAG ETF	–	–
MARO ETF	–	–
FBY ETF	–	28,051,000
MRNY ETF	–	9,717,811
MSFO ETF	–	25,515,130
MSTY ETF	–	–
NFLY ETF	–	6,203,338
NVDY ETF	–	356,836,886
PLTY ETF	–	11,860,000
PYPY ETF	–	4,851,477
RBLY ETF	–	–
FIAT ETF	–	5,027,000
YQQQ ETF	–	925,000
DIPS ETF	–	2,211,000
CRSH ETF	–	4,115,000
SMCY ETF	–	1,000,000
SNOY ETF	–	7,533,321
TSLY ETF	–	114,841,020
TSMY ETF	–	–
ULTY ETF	–	–
SLTY ETF	–	–
YMAX ETF	–	–
XOMO ETF	–	1,873,927
XYZY ETF	–	10,235,106

For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
APLY ETF	$–	$–
ABNY ETF	–	–
AIYY ETF	–	–
AMDY ETF	–	–
AMZY ETF	–	–
BABO ETF	–	–
YBIT ETF	–	–
BRKC ETF	–	–
CONY ETF	–	–
CVNY ETF	–	–
DISO ETF	–	–
DRAY ETF	–	–
GDXY ETF	–	–
GOOY ETF	–	–
HOOY ETF	–	–
OARK ETF	–	–
JPO ETF	–	–
YMAG ETF	51,767,288	133,465,721
MARO ETF	–	–

Fund	Purchases	Sales
FBY ETF	–	–
MRNY ETF	–	–
MSFO ETF	–	–
MSTY ETF	–	–
NFLY ETF	–	–
NVDY ETF	–	–
PLTY ETF	–	–
PYPY ETF	–	–
RBLY ETF	–	–
FIAT ETF	–	–
YQQQ ETF	–	–
DIPS ETF	–	–
CRSH ETF	–	–
SMCY ETF	–	–
SNOY ETF	–	–
TSLY ETF	–	–
TSMY ETF	–	–
ULTY ETF	–	–
SLTY ETF	–	–
YMAX ETF	56,048,016	362,523,065
XOMO ETF	–	–
XYZY ETF	–	–

NOTE 7 - AFFILIATED SECURITIES

The YMAG ETF and YMAX ETF held affiliated securities of the following companies during the period ended April 30, 2026. Transactions during the period in these securities of affiliated companies were as follows:

YMAG ETF
Fair Value
						Change
	Share	Fair				In Unrealized	Fair
Security	Balance	Value			Realized	Appreciation/	Value	Dividend
Name	4/30/2026	10/31/2025	Purchases	Sales	Gain (Loss)	(Depreciation)	4/30/2026	Income
YieldMaxAAPL Option Income Strategy ETF	3,733,904	$65,662,286	$13,633,651	($27,105,468)	($3,233,960)	($4,408,047)	$44,548,462	$7,633,677
Yieldmax AMZN Option Income Strategy ETF	3,623,085	0	79,553,246	(26,190,647)	(2,285,546)	(5,824,721)	45,252,332	9,413,331
YieldMax GOOGL Option Income Strategy ETF	3,184,711	69,081,259	12,465,381	(35,625,172)	2,616,899	665,418	49,203,785	11,490,664
YieldMax META Option Income Strategy ETF	4,003,835	58,686,254	18,883,182	(22,137,689)	(4,471,638)	(10,401,260)	40,558,849	10,697,388
YieldMax MSFT Option Income Strategy ETF	3,554,585	65,786,117	16,456,716	(20,583,929)	(2,561,783)	(15,624,547)	43,472,574	8,196,627
YieldMax NVDA Option Income Strategy ETF	3,221,047	69,999,800	11,288,878	(24,820,750)	(5,752,445)	(7,360,190)	43,355,293	12,708,828
YieldMaxTSLA Option Income Strategy ETF	1,488,887	66,628,641	19,190,811	(23,170,034)	(4,286,329)	(14,694,048)	43,669,041	14,791,955
Totals		$395,844,357	$171,471,865	($179,633,689)	($19,974,802)	($57,647,395)	$310,060,336	$74,932,470

YMAXETF
Fair Value
Security Name	Share Balance 4/30/2026	Fair Value 10/31/2025	Purchases	Sales	Realized Gain (Loss)	Change In Unrealized Appreciation/ (Depreciation)	Fair Value 4/30/2026	Dividend Income
YieldMaxAAPL Option Income Strategy ETF	1,164,653	$26,506,026	$36,803,826	($46,282,550)	($4,514,309)	$1,382,249	$13,895,242	$2,252,972
YieldMax ABNB Option Income Strategy ETF	380,719	26,004,305	17,284,497	(24,349,867)	(11,166,967)	8,635,375	16,407,343	4,209,036
YieldMax Al &Tech Portfolio Option Income ETF	427,918	0	18,152,053	(366,138)	1,730	510,129	18,297,774	278,534
YieldMax Al Option Income Strategy ETF	1	25,334,205	6,281,703	(17,600,965)	(14,736,975)	722,040	8	3,686,995
YieldMax AMD Option Income Strategy ETF	595,642	26,679,515	27,200,164	(22,196,085)	(3,787,237)	(991,226)	26,905,131	4,793,796
YieldMax AMZN Option Income Strategy ETF	1,661,067	28,544,328	23,047,927	(27,439,791)	(10,959,397)	7,553,660	20,746,727	3,879,087
YieldMax BABA Option Income Strategy ETF	0	25,434,628	2,578,288	(23,489,652)	(5,556,558)	1,033,294	0	2,717,990
YieldMax Bitcoin Option Income Strategy ETF	1	26,001,466	22,977,883	(37,360,839)	(20,441,491)	8,822,995	14	3,781,225
YieldMax BRKB Option Income Strategy ETF	0	25,904,218	25,030,501	(49,405,710)	(2,921,187)	1,392,178	0	1,482,210
YieldMax COIN Option Income Strategy ETF	0	25,551,075	29,438,239	(38,331,707)	(28,912,930)	12,255,326	3	4,859,154
YieldMax CRCL Option Income Strategy ETF	0	24,229,921	43,680,188	(68,737,035)	(1,766,177)	2,593,103	0	8,315,193
YieldMax Crypto Industry & Tech Portfolio Option Income ETF	852,384	0	21,346,233	(1,856,419)	(107,394)	(50,351)	19,332,069	1,137,025
YieldMax CVNA Option Income Strategy ETF	0	24,412,349	3,230,706	(27,303,675)	(6,273,318)	5,933,938	0	4,321,954
YieldMax DIS Option Income Strategy ETF	0	26,685,245	1,427,446	(25,460,772)	(8,659,298)	6,007,379	0	1,953,048
YieldMax DKNG Option Income Strategy ETF	0	23,490,491	4,507,455	(21,551,494)	(17,176,118)	10,729,666	0	3,728,359
YieldMax GME Option Income Strategy ETF	20,017	24,936,574	3,006,106	(23,173,729)	(6,207,975)	2,129,068	690,044	3,553,014
YieldMax Gold Miners Option Income Strategy ETF	0	24,030,155	20,006,505	(41,267,276)	(1,946,277)	(823,107)	0	3,949,318
YieldMax GOOGL Option Income Strategy ETF	1,223,428	27,886,142	19,961,851	(30,612,669)	2,236,683	(570,045)	18,901,962	3,205,303
YieldMax HIMS Option Income Strategy ETF	1,081,735	23,278,053	48,012,815	(35,790,200)	(20,244,941)	1,947,213	17,202,940	7,374,302
YieldMax HOOD Option Income Strategy ETF	650,917	26,766,129	29,601,941	(22,253,773)	(12,399,747)	(4,061,681)	17,652,869	5,922,656
YieldMax Innovation Option Income Strategy ETF	546,139	26,033,090	23,310,267	(25,283,116)	(7,390,389)	851,707	17,521,559	3,921,483
YieldMax JP Option Income Strategy ETF	582,979	26,825,848	16,596,989	(31,516,272)	(4,901,182)	1,301,893	8,307,276	2,030,247
YieldMax MARA Option Income Strategy ETF	2,889,127	22,555,231	32,785,957	(24,409,860)	(25,355,763)	13,001,522	18,577,087	6,208,050
YieldMax META Option Income Strategy ETF	1,339,248	23,697,698	17,275,660	(23,009,759)	(9,965,138)	5,568,121	13,566,582	2,809,452
YieldMax MRNA Option Income Strategy ETF	0	25,857,331	32,526,105	(57,957,722)	(2,738,934)	2,313,220	0	8,985,496
YieldMax MSFT Option Income Strategy ETF	1,087,333	26,555,792	19,001,541	(26,130,754)	(7,166,690)	1,038,193	13,298,082	2,528,479
YieldMax MSTR Option Income Strategy ETF	407,264	23,615,760	23,194,253	(24,861,688)	(36,110,415)	24,233,724	10,071,634	4,796,166
YieldMax MSTR Performance & Income Target 25 ETF	94,808	0	4,121,006	(370,267)	(28,340)	103,104	3,825,503	83,860
YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	129,323	0	5,253,880	(105,489)	333	84,111	5,232,835	59,805
YieldMax NFLX Option Income Strategy ETF	1,713,830	24,211,003	35,907,142	(35,120,280)	(10,093,805)	2,679,836	17,583,896	4,052,454
YieldMax NVDA Option Income Strategy ETF	872,206	28,231,056	14,089,193	(25,402,338)	(9,023,275)	3,845,257	11,739,893	3,253,159
YieldMax NVDA Performance & Distribution Target 25 ETF	25,702	0	1,313,140	(25,579)	(74)	(4,957)	1,282,530	6,091
YieldMax PLTR Option Income Strategy ETF	0	28,071,562	34,593,140	(49,833,408)	(12,330,261)	(501,033)	0	5,453,093
YieldMax PYPL Option Income Strategy ETF	579,234	26,019,128	31,659,256	(31,493,970)	(21,287,758)	12,648,354	17,545,010	4,097,642
YieldMax RBLX Option Income Strategy ETF	0	22,587,349	9,430,011	(19,209,801)	(19,727,079)	6,919,520	0	3,585,548
YieldMax RDDT Option Income Strategy ETF	0	26,745,968	5,420,439	(22,640,259)	(9,323,005)	(203,143)	0	4,559,049
YieldMax Russell 2000 ODTE Covered Call Strategy ETF	70,019	0	23,434,195	(19,575,602)	(1,197,709)	(4,797)	2,656,087	366,665
YieldMax Semiconductor Portfolio Option Income ETF	259,695	0	36,630,747	(18,980,946)	(744,883)	1,143,884	18,048,802	562,327
YieldMaxSMCI Option Income Strategy ETF	0	24,446,655	25,082,178	(33,217,213)	(25,574,501)	9,262,881	0	6,182,857
YieldMax SNOW Option Income Strategy ETF	0	28,144,172	23,437,802	(38,185,024)	(15,206,552)	1,809,602	0	3,852,181
YieldMaxTarget 12 Real Estate Option Income ETF	0	0	37,644,707	(36,261,286)	(1,383,421)	0	0	356,661
YieldMax Target 12 Semiconductor Option Income ETF	72,724	0	12,401,275	(6,581,708)	(286,132)	497,363	6,030,798	64,028
YieldMaxTSLA Option Income Strategy ETF	0	26,837,502	2,743,980	(24,490,895)	(5,854,900)	764,313	0	3,695,891
YieldMaxTSM Option Income Strategy ETF	1,172,089	26,005,472	52,886,061	(56,119,770)	(4,792,773)	1,442,525	19,421,515	3,978,182
YieldMax Ultra Option Income Strategy ETF	478,591	0	32,036,899	(15,697,086)	(1,053,359)	(263,483)	15,022,971	798,158
YieldMaxXOM Option Income Strategy ETF	0	26,656,633	30,270,622	(59,502,152)	(930,219)	3,505,116	0	2,357,400
Yield Max XYZ Option Income Strategy ETF	633,990	25,671,846	28,300,320	(29,770,127)	(19,583,074)	12,858,047	17,477,012	5,581,195
Totals		$950,443,921	$1,014,923,092	($1,320,582,717)	($427,589,181)	$170,046,083	$387,241,198	$159,626,790

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended April 30, 2026 (estimated) and October 31, 2025, were as follows:

		October 31,
Distributions paid from:	April 30, 2026	2025
APLY ETF
Ordinary Income	$1,570,059	$15,034,941
Return of Capital	16,547,219	28,724,087
ABNY ETF
Ordinary Income	$320,122	$970,138
Return of Capital	5,054,487	12,986,440
AIYY ETF
Ordinary Income	$726,416	$3,049,052
Return of Capital	14,224,346	64,204,751
AMDY ETF
Ordinary Income	$2,545,128	$80,745,177
Return of Capital	56,469,499	38,366,621
AMZY ETF
Ordinary Income	$3,570,879	$58,900,818
Return of Capital	51,329,644	66,473,190
BABO ETF
Ordinary Income	$495,310	$20,203,501
Return of Capital	7,973,075	12,746,267
YBIT ETF
Ordinary Income	$1,210,319	$13,243,337
Long-Term Capital Gains	–	10,428,946
Return of Capital	16,600,146	54,152,615
BRKC ETF
Ordinary Income	$323,788	$483,762
Return of Capital	1,992,290	1,357,456
CONY ETF
Ordinary Income	$9,751,933	$251,790,702
Long-Term Capital Gains	–	364,239
Return of Capital	200,129,085	925,803,792
CVNY ETF
Ordinary Income	$518,901	$19,128,290
Return of Capital	14,049,894	14,341,853
DISO ETF
Ordinary Income	$258,374	$1,095,662
Return of Capital	2,776,359	11,379,403
DRAY ETF
Ordinary Income	$230,938	$122,197
Return of Capital	4,799,102	2,144,281
GDXY ETF
Ordinary Income	$3,216,842	$46,772,715
Return of Capital	72,765,581	–
GOOY ETF
Ordinary Income	$2,788,992	$56,540,890
Return of Capital	45,150,573	–
HOOY ETF
Ordinary Income	$2,600,784	$85,010,320
Return of Capital	50,113,611	–
OARK ETF
Ordinary Income	$840,786	$23,903,921
Return of Capital	13,013,347	13,919,822
JPO ETF
Ordinary Income	$678,484	$10,821,815

		October 31,
Distributions paid from:	April 30, 2026	2025
Return of Capital	6,462,639	5,654,710
YMAG ETF
Ordinary Income	$70,240,372	$94,150,607
Long-Term Capital Gains	–	2,907,377
Return of Capital	–	63,741,071
MARO ETF
Ordinary Income	$1,003,852	$1,937,869
Return of Capital	23,129,423	61,879,849
FBY ETF
Ordinary Income	$1,833,418	$31,014,311
Return of Capital	24,461,922	38,646,322
MRNY ETF
Ordinary Income	$1,007,933	$2,756,418
Return of Capital	40,403,636	63,539,082
MSFO ETF
Ordinary Income	$1,676,781	$21,210,197
Return of Capital	16,157,972	16,093,723
MSTY ETF
Ordinary Income	$21,028,650	$144,166,337
Return of Capital	571,714,140	3,054,672,201
NFLY ETF
Ordinary Income	$1,284,392	$42,195,719
Return of Capital	17,383,066	14,625,321
NVDY ETF
Ordinary Income	$23,844,836	$586,067,383
Return of Capital	341,551,157	522,761,687
PLTY ETF
Ordinary Income	$6,728,124	$325,167,661
Return of Capital	148,712,651	1,982,762
PYPY ETF
Ordinary Income	$476,339	$1,632,892
Return of Capital	6,847,327	21,350,073
RBLY ETF
Ordinary Income	$232,646	$101,309
Return of Capital	4,229,524	3,659,669
FIAT ETF
Ordinary Income	$461,907	$1,249,765
Return of Capital	16,949,513	37,739,558
YQQQ ETF
Ordinary Income	$193,913	$402,030
Return of Capital	1,875,797	2,335,403
DIPS ETF
Ordinary Income	$125,328	$325,903
Return of Capital	2,260,776	5,854,150
CRSH ETF
Ordinary Income	$247,366	$788,181
Return of Capital	5,760,581	18,669,602
SMCY ETF
Ordinary Income	$2,837,963	$68,196,370
Return of Capital	64,122,180	125,814,125
SNOY ETF
Ordinary Income	$690,869	$31,618,446

		October 31,
Distributions paid from:	April 30, 2026	2025
Long-Term Capital Gains	–	294
Return of Capital	11,747,799	11,214,140
TSLY ETF
Ordinary Income	$14,893,841	$378,764,883
Return of Capital	282,287,817	542,652,570
TSMY ETF
Ordinary Income	$941,533	$23,424,762
Return of Capital	16,748,037	6,458,733
ULTY ETF
Ordinary Income	$420,906,213	$344,498,628
Long-Term Capital Gains	–	2,448,710
Return of Capital	–	641,667,620
SLTY ETF
Ordinary Income	$396,598	$57,146
Return of Capital	6,730,022	1,852,482
YMAX ETF
Ordinary Income	$152,453,188	$218,766,279
Long-Term Capital Gains	–	2,117,577
Return of Capital	–	247,024,459
XOMO ETF
Ordinary Income	$495,931	$1,494,392
Return of Capital	6,217,852	13,448,646
XYZY ETF
Ordinary Income	$572,207	$2,039,524
Return of Capital	12,647,826	43,030,424

As of the most recent fiscal year ended October 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	APLY ETF	ABNY ETF	AIYY ETF	AMDY ETF	AMZY ETF
Cost of investments(a)	$130,136,605	$27,501,594	$82,194,995	$109,436,123	$308,907,885
Gross tax unrealized appreciation	7,442,863	1,333,258	3,187,413	741,383	13,003,674
Gross tax unrealized depreciation	(161,573)	(257,128)	(3,573,913)	(5,957,971)	(1,968,577)
Net tax unrealized appreciation (depreciation)	7,281,290	1,076,130	(386,500)	(5,216,588)	11,035,097
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)(b)	(7,312,045)	(5,456,289)	(72,766,871)	(616,818)	(11,674,456)
Total distributable earnings/(accumulated losses)	$(30,755)	$(4,380,159)	$(73,153,371)	$(5,833,406)	$(639,359)

	BABO ETF	YBIT ETF	BRKC ETF	CONY ETF	CVNY ETF
Cost of investments(a)	$50,307,461	$76,209,384	$32,525,271	$1,291,234,660	$66,789,503
Gross tax unrealized appreciation	8,677,457	212,788	48,575	70,471,090	1,308,906
Gross tax unrealized depreciation	(429,630)	(142,515)	(983,454)	(94,096,997)	(377,979)
Net tax unrealized appreciation (depreciation)	8,247,827	70,273	(934,879)	(23,625,907)	930,927
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)(b)	(8,619,762)	–	(16,121)	(69,137,368)	(1,277,560)
Total distributable earnings/(accumulated losses)	$(371,935)	$70,273	$(951,000)	$(92,763,275)	$(346,633)

	DISO ETF	DRAY ETF	GDXY ETF	GOOY ETF	HOOY ETF
Cost of investments(a)	$34,535,253	$38,281,647	$194,763,362	$159,513,411	$148,682,500
Gross tax unrealized appreciation	184,374	109,321	795,357	34,933,955	8,830,344
Gross tax unrealized depreciation	(134,004)	(998,616)	(12,432,634)	(668,314)	(4,270,814)
Net tax unrealized appreciation (depreciation)	50,370	(889,295)	(11,637,277)	34,265,641	4,559,530
Undistributed ordinary income (loss)	–	–	1,961,361	1,826,659	4,443,310
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)(b)	(280,601)	(9,210,100)	(705,002)	(34,754,093)	(8,279,331)
Total distributable earnings/(accumulated losses)	$(230,231)	$(10,099,395)	$(10,380,918)	$1,338,207	$723,509

	OARK ETF	JPO ETF	YMAG ETF	MARO ETF	FBY ETF
Cost of investments(a)	$81,388,387	$48,380,364	$467,376,499	$94,617,467	$144,910,771
Gross tax unrealized appreciation	9,237,598	2,760,432	75,946,304	487,766	1,508,177
Gross tax unrealized depreciation	(420,126)	(87,442)	(83,603,208)	(585,318)	(22,268,101)
Net tax unrealized appreciation (depreciation)	8,817,472	2,672,990	(7,656,904)	(97,552)	(20,759,924)
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–

	OARK ETF	JPO ETF	YMAG ETF	MARO ETF	FBY ETF
Other accumulated gain (loss)(b)	(9,169,732)	(2,707,504)	(4,767,988)	(7,088,324)	(1,340,169)
Total distributable earnings/(accumulated losses)	$(352,260)	$(34,514)	$(12,424,892)	$(7,185,876)	$(22,100,093)

	MRNY ETF	MSFO ETF	MSTY ETF	NFLY ETF	NVDY ETF
Cost of investments(a)	$83,695,613	$145,941,987	$2,426,245,229	$147,981,090	$1,535,534,593
Gross tax unrealized appreciation	9,414,506	2,399,746	8,561,476	382,307	190,211,516
Gross tax unrealized depreciation	(2,139,498)	(1,016,606)	(379,855,395)	(17,842,589)	(22,552,874)
Net tax unrealized appreciation (depreciation)	7,275,008	1,383,140	(371,293,919)	(17,460,282)	167,658,642
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)(b)	(70,530,178)	(2,240,439)	(489,057,899)	(244,124)	(188,368,109)
Total distributable earnings/(accumulated losses)	$(63,255,170)	$(857,299)	$(860,351,818)	$(17,704,406)	$(20,709,467)

	PLTY ETF	PYPY ETF	RBLY ETF	FIAT ETF	YQQQ ETF
Cost of investments(a)	$538,868,330	$44,832,398	$31,180,152	$49,090,019	$14,606,922
Gross tax unrealized appreciation	64,155,646	2,352,575	299,376	555,992	22,434
Gross tax unrealized depreciation	(2,649,342)	(352,446)	(2,619,369)	(7,588,779)	(503,291)
Net tax unrealized appreciation (depreciation)	61,506,304	2,000,129	(2,319,993)	(7,032,787)	(480,857)
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)(b)	(63,909,100)	(14,204,682)	(1,762,559)	(29,370,776)	(2,158,812)
Total distributable earnings/(accumulated losses)	$(2,402,796)	$(12,204,553)	$(4,082,552)	$(36,403,563)	$(2,639,669)

	DIPS ETF	CRSH ETF	SMCY ETF	SNOY ETF	TSLY ETF
Cost of investments(a)	$9,088,349	$26,495,313	$228,948,175	$75,199,490	$1,117,999,819

	DIPS ETF	CRSH ETF	SMCY ETF	SNOY ETF	TSLY ETF
Gross tax unrealized appreciation	29,771	127,611	1,092,503	12,292,307	103,783,270
Gross tax unrealized depreciation	(1,094,457)	(5,466,233)	(4,869,371)	(460,371)	(10,633,342)
Net tax unrealized appreciation (depreciation)	(1,064,686)	(5,338,622)	(3,776,868)	11,831,936	93,149,928
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)(b)	(5,647,539)	(12,994,986)	(771,031)	(12,262,759)	(102,818,418)
Total distributable earnings/(accumulated losses)	$(6,712,225)	$(18,333,608)	$(4,547,899)	$(430,823)	$(9,668,490)

	TSMY ETF	ULTY ETF	SLTY ETF	YMAX ETF	XOMO ETF
Cost of investments(a)	$60,017,174	$2,191,375,910	$1,796,506	$1,044,885,430	$48,492,750
Gross tax unrealized appreciation	1,796,207	413,898,480	809,177	176,849,146	403,583
Gross tax unrealized depreciation	(728,974)	(233,375,064)	(1,831,184)	(259,440,980)	(404,425)
Net tax unrealized appreciation (depreciation)	1,067,233	180,523,416	(1,022,007)	(82,591,834)	(842)
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)(b)	(1,726,979)	(395,160,487)	(1,121,110)	–	(2,471,932)
Total distributable earnings/(accumulated losses)	$(659,746)	$(214,637,071)	$(2,143,117)	$(82,591,834)	$(2,472,774)

XYZY ETF
Cost of investments(a)	$60,055,861
Gross tax unrealized appreciation	1,349,727
Gross tax unrealized depreciation	(249,194)
Net tax unrealized appreciation (depreciation)	1,100,533
Undistributed ordinary income (loss)	–
Undistributed long-term capital gain (loss)	–

XYZY ETF
Total distributable earnings	–
Other accumulated gain (loss)(b)	(15,994,534)
Total distributable earnings/(accumulated losses)	$(14,894,001)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to the treatment of wash sales

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

(b)	A portion of the other accumulated gain (loss) is attributable to straddles in the amount that follows in the table below:

Fund	Straddles
ABNY ETF	$(1,300,819)
AIYY ETF	(3,114,714)
AMDY ETF	(616,818)
AMZY ETF	(11,674,456)
APLY ETF	(7,312,045)
BABO ETF	(8,619,762)
BRKC ETF	(16,121)
CONY ETF	(69,137,368)
CRSH ETF	(102,105)
CVNY ETF	(1,277,560)
DIPS ETF	(20,000)
DISO ETF	(146,024)
DRAY ETF	(106,618)
FBY ETF	(1,340,169)
FIAT ETF	(153,943)
GDXY ETF	(705,002)
GOOY ETF	(34,754,093)
HOOY ETF	(8,279,331)
JPO ETF	(2,707,504)
MARO ETF	(382,359)
MRNY ETF	(9,301,197)
MSFO ETF	(2,240,439)
MSTY ETF	(7,615,327)
NFLY ETF	(244,124)
NVDY ETF	(188,368,109)
OARK ETF	(9,169,732)
PLTY ETF	(63,909,100)
PYPY ETF	(2,299,012)
RBLY ETF	(297,525)
SLTY ETF	(522,617)
SMCY ETF	(771,031)
SNOY ETF	(12,262,759)
TSLY ETF	(102,818,418)
TSMY ETF	(1,726,979)
ULTY ETF	(395,160,487)
XOMO ETF	(356,570)

Fund	Straddles
XYZY ETF	(1,273,048)
YBIT ETF	–
YMAG ETF	(4,767,988)
YMAX ETF	–
YQQQ ETF	(10,436)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended October 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of October 31, 2025, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
ABNY ETF	$(4,155,470)	$–
AIYY ETF	(69,652,157)	–
DISO ETF	(133,215)	(1,362)
DRAY ETF	(9,104,082)	–
MARO ETF	(6,705,965)	–
MRNY ETF	(61,228,981)	–
MSTY ETF	(481,442,572)	–
PYPY ETF	(11,901,158)	(4,512)
RBLY ETF	(1,465,034)	–
FIAT ETF	(29,216,833)	–
YQQQ ETF	(2,148,376)	–
DIPS ETF	(5,627,539)	–
CRSH ETF	(12,892,882)	–
SLTY ETF	(598,493)	–
XOMO ETF	(2,115,362)	–
XYZY ETF	(14,710,602)	(10,884)

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE, except the YQQQ ETF, which is listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in- kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - REVERSE STOCK SPLIT

Effective on the below dates, the Shares of the below Funds were adjusted for a reverse stock split. The effect of these reverse stock splits were to reduce the number of Shares outstanding in the Funds while maintaining each Fund’s and shareholder’s aggregate NAV. Set forth below are details regarding the reverse stock splits, which due to the timing, were retroactively applied to the prior 4/30/26 financial statements.

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
ABNY ETT	12/01/2025	1 for 5	$9.61	$48.04	3,225,000	645,000
AIYY ETF	12/01/2025	1 for 10	$2.46	$24.60	34,375,000	3,437,500
AMDY ETF	12/05/2025	1 for 5	$9.83	$49.16	23,600,000	4,720,000
YBIT ETF	11/28/2025	1 for 5	$8.80	$44.02	12,500,000	2,500,000
CONY ETT	12/01/2025	1 for 10	$6.33	$63.33	200,550,000	20,055,000
OAKX ETF	12/01/2025	1 for 5	$8.88	$44.40	10,325,000	2,065,000
MKNY ETF	11/28/2025	1 for 10	$1.68	$16.75	55,200,000	5,520,000
MSTY ETF	12/05/2025	1 for 5	$10.88	$54.39	278,550,000	55,710,000
FYFY ETF	12/05/2025	1 for 5	$10.11	$50.54	4,700,000	940,000
FIAT ETT	12/01/2025	1 for 10	$2.42	$24.16	17,950,000	1,795,000
DIPS ETT	12/01/2025	1 for 10	$5.17	$51.68	1,550,000	155,000
CRSH ETF	12/02/2025	1 for 10	$283	$28.29	7,875,000	787,500
TSLY ETF	11/28/2025	1 for 5	$8.52	$42.58	151.025,000	30,205,000
ULTY ETF	11/28/2025	1 for 10	$4.96	$49.62	500,200,000	50,020,000
XYZY ETF	11/28/2025	1 for 5	$8.58	$42.89	7,275,000	1,455,000

SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

• the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of May 30, 2025, is provided below:

For YieldMax AAPL Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax ABNB Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax AI Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax AMD Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax AMZN Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. but generally appeared to be meeting its stated investment objective Additionally the Board noted the limited operating history of the Fund.

For YieldMax BABA Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Bitcoin Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax BRKB Option Income Strategy ETF, the Board noted that the Fund had not yet begun operations.

For YieldMax COIN Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax CVNA Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax DIS Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

YieldMax DKNG Option Income Strategy ETF, the Board noted that the Fund had not yet begun operations.

For YieldMax Gold Miners Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax GOOGL Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax HOOD Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Innovation Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax JP Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax Magnificent 7 Fund of Option Income ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax MARA Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax META Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax MRNA Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax MSFT Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax MSTR Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax NFLX Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax NVDA Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax PLTR Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax PYPL Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax RBLX Option Income Strategy ETF, the Board noted that the Fund had not yet begun operations.

For YieldMax Short COIN Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Short N100 Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Short NVDA Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Short TSLA Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax SMCI Option Income Strategy ETF, the Board noted that the Fund had generally appeared to be meeting its stated investment objective.

For YieldMax SNOW Option Income Strategy ETF, the Board noted that the Fund generally appeared to be meeting its stated investment objective.

For YieldMax TSLA Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax TSM Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Ultra Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax Universe Fund of Option Income ETFs, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax XOM Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax XYZ Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. but generally appeared to be meeting its stated investment objective Additionally the Board noted the limited operating history of the Fund.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For YieldMax AAPL Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax ABNB Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax AI Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax AMD Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax AMZN Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax BABA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Bitcoin Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax BRKB Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax COIN Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax CVNA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax DIS Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax DKNG Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group media but reasonable given the Fund’s distinctive investment strategy compared to its peers n.

For YieldMax Gold Miners Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax GOOGL Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax HOOD Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Innovation Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax JP Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Magnificent 7 Fund of Option Income ETF, the Board noted that the Fund’s unitary fee and net expense ratio were below the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax MARA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax META Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax MRNA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax MSFT Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax MSTR Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax NFLX Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax NVDA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median. but reasonable given the Fund’s distinctive investment strategy compared to its peers

For YieldMax PLTR Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax PYPL Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax RBLX Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Short COIN Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Short N100 Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Short NVDA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Short TSLA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax SMCI Option Income Strategy ETF,

For YieldMax SNOW Option Income Strategy ETF,

For YieldMax TSLA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax TSM Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Ultra Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Universe Fund of Option Income ETFs, the Board noted that the Fund’s unitary fee and net expense ratio were below the peer group median.

For YieldMax XOM Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers .

For YieldMax XYZ Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board also reviewed the sub-advisory fee paid to each Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services each Sub-Adviser provides as investment sub-adviser to each of the Sub-advised Funds, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for each Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to each Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub- Adviser.. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of each Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	July 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 9, 2026

* Print the name and title of each signing officer under his or her signature.